Vanguard® Intermediate-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.3%)
Alabama (0.5%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2030	100	108
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	500	546
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2035	175	195
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	75	75
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	250	256
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2030	80	86
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2031	165	180
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2038	5	5
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2040	15	16
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2044	10	11
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2045	205	218
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2026	215	216
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2028	405	425
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	65	69
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2031	430	463
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	50	54
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	250	268
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2034	1,000	1,067
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2035	240	255
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	380	380
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2038	85	84
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	375	364
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/2027	325	327
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	530	535
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/2043	320	300
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2037	235	235
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	50	53
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	140	151
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	150	163
	Jefferson County AL Sewer Revenue	5.000%	10/1/2036	115	123
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	10	11
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	275	294
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	200	213
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	30	32
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	10	10
	University of Alabama College & University Revenue	3.500%	7/1/2042	255	227
	Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/2041	25	24
					8,039
Alaska (0.1%)
	North Slope Borough AK GO	5.000%	6/30/2027	250	255
	North Slope Borough AK GO	5.000%	6/30/2028	230	240
	North Slope Borough AK GO	5.000%	6/30/2030	250	269
					764
Arizona (1.0%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2027	215	220
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	215	224
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	480	535
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	75	76
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	40	37
	Arizona COP, ETM	5.000%	10/1/2026	220	221
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2028	55	57
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2029	170	181
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2037	5	6
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2045	50	53
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2046	10	11
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	455	455
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	50	52
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	960	1,028
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/2026	500	502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2035	75	82
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2036	20	22
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	15	15
[1]	Lake Havasu AZ Wastewater System Water Revenue	4.000%	7/1/2045	10	9
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2031	10	11
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2031	10	11
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/2033	50	48
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2039	125	136
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2043	10	10
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2034	65	66
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	115	115
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	230	234
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	250	254
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	310	314
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	110	105
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2044	295	282
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	320	328
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	80	82
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	125	130
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2027	320	323
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2028	670	677
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2032	1,075	1,181
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2034	450	454
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	130	131
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/2039	760	829
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2044	165	176
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2045	225	239
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	235	237
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	130	131
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	310	320
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	110	114
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	365	377
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	105	108
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	100	103
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	80	82
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	125	137
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	615	631
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	100	111
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2035	990	1,112
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	250	280
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2037	40	41
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	55	58
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	20	21
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	410	435
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2045	50	47
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2045	260	269
					14,536
Arkansas (0.0%)
	Fayetteville School District No. 1 GO	4.000%	2/1/2046	100	96
	University of Arkansas College & University Revenue	5.000%	12/1/2045	435	451
					547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California (16.8%)
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	100	93
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	100	100
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	25	25
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	150	150
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	25	24
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	95	100
[1]	Alvord Unified School District GO	0.000%	8/1/2036	35	23
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2031	70	59
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	155	126
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2036	20	20
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	100	70
	Antelope Valley Community College District GO, Prere.	5.250%	2/15/2027	5	5
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	460	467
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	115	117
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	610	636
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2030	235	237
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	100	109
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	75	76
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	150	165
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	15	16
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2033	625	628
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	75	75
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2034	130	148
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	240	221
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	625	624
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2037	145	168
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2038	5	6
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2038	400	452
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2039	545	628
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	100	111
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	310	354
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	85	91
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	50	54
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	120	130
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	220	238
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2046	155	167
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	235	231
	Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	2,170	2,400
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	125	102
	California (Veterans Bond Program) GO	4.750%	12/1/2042	200	209
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	45	47
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	70	71
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	15	16
	California Department of Water Resources Water Revenue	4.000%	12/1/2034	255	255
	California Department of Water Resources Water Revenue	5.000%	12/1/2034	405	437
	California Department of Water Resources Water Revenue	5.000%	12/1/2034	60	63
	California Department of Water Resources Water Revenue	5.000%	12/1/2035	15	16
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	35	39
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	25	27
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	595	686
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	225	259
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	385	441
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	75	83
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	170	195
	California GO	3.875%	8/1/2026	250	250
	California GO	5.000%	8/1/2026	60	60
	California GO	5.000%	8/1/2026	55	55
	California GO	5.000%	8/1/2026	100	100
	California GO	5.000%	8/1/2026	1,000	1,000
	California GO	5.000%	8/1/2026	600	600
	California GO	4.000%	9/1/2026	250	250
	California GO	5.000%	9/1/2026	75	75
	California GO	5.000%	9/1/2026	150	150
	California GO	5.000%	9/1/2026	30	30
	California GO	5.000%	9/1/2026	135	135
	California GO	4.000%	10/1/2026	525	526
	California GO	5.000%	10/1/2026	260	261

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	12/1/2026	500	504
California GO	5.000%	4/1/2027	360	366
California GO	3.500%	8/1/2027	730	736
California GO	5.000%	8/1/2027	285	286
California GO	5.000%	8/1/2027	365	374
California GO	5.000%	8/1/2027	500	512
California GO	5.000%	8/1/2027	100	103
California GO	4.000%	9/1/2027	500	508
California GO	4.000%	9/1/2027	65	66
California GO	5.000%	9/1/2027	90	90
California GO	5.000%	9/1/2027	120	123
California GO	4.000%	10/1/2027	65	66
California GO	5.000%	10/1/2027	155	160
California GO	5.000%	10/1/2027	390	401
California GO	5.000%	10/1/2027	640	659
California GO	5.000%	11/1/2027	445	459
California GO	5.000%	11/1/2027	590	608
California GO	5.000%	12/1/2027	1,135	1,172
California GO	3.000%	3/1/2028	10	10
California GO	5.000%	4/1/2028	90	94
California GO	5.000%	8/1/2028	430	431
California GO	5.000%	8/1/2028	55	56
California GO	5.000%	8/1/2028	335	351
California GO	5.000%	8/1/2028	305	320
California GO	4.000%	9/1/2028	50	50
California GO	4.000%	9/1/2028	400	412
California GO	5.000%	9/1/2028	40	40
California GO	5.000%	9/1/2028	40	40
California GO	5.000%	9/1/2028	15	16
California GO	3.000%	10/1/2028	75	75
California GO	5.000%	10/1/2028	55	58
California GO	5.000%	10/1/2028	405	426
California GO	5.000%	10/1/2028	1,000	1,052
California GO	5.000%	11/1/2028	275	283
California GO	5.000%	12/1/2028	260	274
California GO	3.000%	3/1/2029	215	214
California GO	3.000%	3/1/2029	75	75
California GO	5.000%	3/1/2029	500	530
California GO	5.000%	4/1/2029	235	249
California GO	5.000%	4/1/2029	35	37
California GO	3.000%	8/1/2029	100	100
California GO	5.000%	8/1/2029	845	846
California GO	5.000%	8/1/2029	925	946
California GO	5.000%	8/1/2029	1,265	1,267
California GO	5.000%	8/1/2029	220	235
California GO	3.000%	9/1/2029	255	254
California GO	4.000%	9/1/2029	30	31
California GO	5.000%	9/1/2029	425	427
California GO	5.000%	9/1/2029	295	315
California GO	5.000%	9/1/2029	90	96
California GO	5.000%	9/1/2029	200	214
California GO	5.000%	10/1/2029	705	754
California GO	5.000%	10/1/2029	525	551
California GO	5.000%	10/1/2029	1,240	1,326
California GO	4.000%	11/1/2029	10	10
California GO	5.000%	11/1/2029	60	64
California GO	5.000%	11/1/2029	100	103
California GO	5.000%	11/1/2029	120	129
California GO	5.000%	3/1/2030	250	269
California GO	5.000%	4/1/2030	340	360
California GO	5.000%	4/1/2030	155	167
California GO	5.000%	4/1/2030	365	394
California GO	5.000%	4/1/2030	60	64
California GO	5.000%	8/1/2030	1,000	1,001
California GO	5.000%	8/1/2030	60	61
California GO	5.000%	8/1/2030	300	313
California GO	5.000%	8/1/2030	35	38
California GO	5.000%	8/1/2030	840	910
California GO	5.000%	9/1/2030	800	803
California GO	5.000%	9/1/2030	265	288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/2030	600	651
	California GO	5.000%	9/1/2030	195	212
	California GO	5.000%	9/1/2030	5	5
	California GO	5.000%	10/1/2030	260	278
	California GO	5.000%	10/1/2030	130	136
	California GO	5.000%	10/1/2030	60	65
	California GO	5.000%	10/1/2030	75	81
	California GO	5.000%	11/1/2030	150	154
	California GO	5.000%	11/1/2030	370	402
	California GO	5.000%	12/1/2030	305	332
	California GO	5.000%	3/1/2031	295	316
	California GO	5.000%	4/1/2031	60	66
	California GO	5.000%	4/1/2031	280	306
	California GO	5.000%	4/1/2031	240	253
	California GO	3.250%	8/1/2031	365	370
	California GO	4.000%	8/1/2031	25	25
	California GO	5.000%	8/1/2031	100	100
	California GO	5.000%	8/1/2031	100	110
	California GO	5.000%	8/1/2031	70	77
	California GO	5.000%	8/1/2031	100	110
	California GO	5.000%	8/1/2031	800	878
	California GO	4.000%	9/1/2031	135	135
	California GO	4.000%	9/1/2031	25	25
	California GO	5.000%	9/1/2031	55	55
	California GO	5.000%	9/1/2031	270	297
	California GO	5.000%	9/1/2031	5	6
	California GO	5.000%	9/1/2031	100	110
	California GO	5.000%	9/1/2031	95	104
	California GO	5.000%	9/1/2031	300	330
	California GO	5.000%	9/1/2031	200	220
	California GO	5.000%	10/1/2031	115	122
	California GO	4.000%	11/1/2031	10	10
	California GO	5.000%	11/1/2031	60	62
	California GO	5.000%	11/1/2031	1,000	1,083
	California GO	5.000%	12/1/2031	55	61
	California GO	5.000%	3/1/2032	1,240	1,327
	California GO	5.000%	3/1/2032	100	111
	California GO	5.000%	4/1/2032	1,035	1,146
	California GO	5.000%	4/1/2032	75	79
	California GO	3.500%	8/1/2032	205	209
	California GO	5.000%	8/1/2032	120	123
	California GO	5.000%	8/1/2032	300	333
	California GO	5.000%	8/1/2032	5	5
[1]	California GO	5.250%	8/1/2032	740	821
	California GO	2.500%	9/1/2032	140	130
	California GO	4.000%	9/1/2032	230	230
	California GO	4.000%	9/1/2032	10	10
	California GO	4.000%	9/1/2032	30	30
	California GO	5.000%	9/1/2032	100	100
	California GO	5.000%	9/1/2032	95	106
	California GO	5.000%	9/1/2032	260	289
	California GO	5.000%	9/1/2032	800	890
	California GO	5.000%	9/1/2032	55	61
	California GO	5.000%	9/1/2032	20	22
	California GO	5.000%	10/1/2032	25	27
	California GO	5.000%	10/1/2032	135	147
	California GO	5.000%	10/1/2032	120	132
	California GO	4.000%	11/1/2032	10	10
	California GO	4.000%	11/1/2032	15	15
	California GO	5.000%	11/1/2032	65	67
	California GO	5.000%	11/1/2032	20	22
	California GO	5.000%	11/1/2032	70	76
	California GO	5.000%	3/1/2033	30	32
	California GO	5.000%	3/1/2033	80	85
	California GO	5.000%	3/1/2033	1,100	1,230
	California GO	5.000%	4/1/2033	160	168
	California GO	5.000%	4/1/2033	75	83
	California GO	5.000%	4/1/2033	15	17
	California GO	4.000%	8/1/2033	310	310
	California GO	4.000%	8/1/2033	30	30

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	8/1/2033	200	200
California GO	5.000%	8/1/2033	65	73
California GO	5.000%	8/1/2033	575	646
California GO	5.000%	8/1/2033	805	904
California GO	3.000%	9/1/2033	135	131
California GO	4.000%	9/1/2033	65	65
California GO	4.000%	9/1/2033	15	15
California GO	5.000%	9/1/2033	100	111
California GO	5.000%	9/1/2033	40	45
California GO	5.000%	9/1/2033	320	360
California GO	5.000%	9/1/2033	440	495
California GO	3.000%	10/1/2033	100	97
California GO	4.000%	10/1/2033	100	104
California GO	4.000%	11/1/2033	35	35
California GO	5.000%	8/1/2034	500	566
California GO	4.000%	9/1/2034	25	25
California GO	4.000%	9/1/2034	150	158
California GO	5.000%	9/1/2034	500	566
California GO	5.000%	9/1/2034	380	430
California GO	4.000%	10/1/2034	5	5
California GO	4.000%	10/1/2034	350	361
California GO	5.000%	10/1/2034	250	278
California GO	5.000%	12/1/2034	460	494
California GO	5.000%	3/1/2035	50	53
California GO	5.000%	3/1/2035	200	213
California GO	5.000%	3/1/2035	195	221
California GO	5.000%	4/1/2035	2,000	2,190
California GO	4.000%	8/1/2035	125	125
California GO	5.000%	8/1/2035	100	112
California GO	5.000%	8/1/2035	500	569
California GO	3.000%	9/1/2035	50	47
California GO	4.000%	9/1/2035	265	265
California GO	4.000%	9/1/2035	565	565
California GO	4.000%	9/1/2035	95	95
California GO	5.000%	9/1/2035	125	125
California GO	5.000%	9/1/2035	150	165
California GO	5.000%	9/1/2035	215	240
California GO	5.000%	10/1/2035	20	22
California GO	5.000%	10/1/2035	2,110	2,403
California GO	4.000%	11/1/2035	40	40
California GO	4.000%	11/1/2035	125	128
California GO	5.000%	11/1/2035	10	10
California GO	5.000%	12/1/2035	55	59
California GO	4.000%	3/1/2036	1,160	1,182
California GO	5.000%	3/1/2036	60	64
California GO	5.000%	3/1/2036	175	197
California GO	5.000%	4/1/2036	315	330
California GO	4.000%	8/1/2036	105	109
California GO	4.000%	8/1/2036	40	40
California GO	5.000%	8/1/2036	60	62
California GO	5.000%	8/1/2036	90	101
California GO	5.000%	8/1/2036	275	311
California GO	5.000%	8/1/2036	50	50
California GO	3.000%	9/1/2036	35	32
California GO	4.000%	9/1/2036	50	50
California GO	4.000%	9/1/2036	100	100
California GO	5.000%	9/1/2036	95	95
California GO	5.000%	9/1/2036	595	651
California GO	5.000%	9/1/2036	500	547
California GO	5.000%	9/1/2036	205	226
California GO	5.000%	9/1/2036	170	189
California GO	3.000%	10/1/2036	50	46
California GO	4.000%	10/1/2036	275	277
California GO	4.000%	10/1/2036	360	368
California GO	5.000%	10/1/2036	425	467
California GO	2.000%	11/1/2036	25	20
California GO	4.000%	11/1/2036	105	105
California GO	5.000%	11/1/2036	350	374
California GO	5.000%	11/1/2036	20	22
California GO	4.000%	3/1/2037	155	157

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	3/1/2037	260	291
California GO	5.000%	4/1/2037	55	58
California GO	4.000%	8/1/2037	25	25
California GO	5.000%	8/1/2037	65	67
California GO	5.000%	8/1/2037	250	277
California GO	5.000%	8/1/2037	355	398
California GO	4.000%	9/1/2037	295	295
California GO	5.000%	9/1/2037	125	125
California GO	5.000%	9/1/2037	5	6
California GO	5.000%	9/1/2037	45	50
California GO	3.000%	10/1/2037	440	397
California GO	4.000%	10/1/2037	200	203
California GO	5.000%	10/1/2037	125	135
California GO	4.000%	11/1/2037	230	234
California GO	5.000%	11/1/2037	210	229
California GO	5.000%	11/1/2037	200	222
California GO	4.000%	3/1/2038	45	45
California GO	5.000%	8/1/2038	15	15
California GO	5.000%	8/1/2039	250	273
California GO	5.000%	8/1/2039	265	292
California GO	5.000%	9/1/2039	150	161
California GO	5.000%	9/1/2039	210	228
California GO	4.000%	10/1/2039	630	627
California GO	4.000%	10/1/2039	205	206
California GO	5.000%	10/1/2039	415	443
California GO	5.000%	11/1/2039	40	41
California GO	5.000%	10/1/2040	150	165
California GO	3.000%	11/1/2040	35	30
California GO	4.000%	11/1/2040	130	130
California GO	5.000%	8/1/2041	300	328
California GO	5.000%	9/1/2041	130	138
California GO	5.000%	9/1/2041	100	108
California GO	4.000%	10/1/2041	40	40
California GO	5.000%	10/1/2041	80	84
California GO	3.000%	11/1/2041	25	21
California GO	5.000%	3/1/2042	400	435
California GO	4.000%	4/1/2042	180	178
California GO	5.000%	4/1/2042	100	102
California GO	5.000%	4/1/2042	10	11
California GO	5.000%	8/1/2042	540	589
California GO	4.000%	9/1/2042	540	534
California GO	5.000%	9/1/2042	150	160
California GO	4.000%	10/1/2042	15	15
California GO	5.000%	10/1/2042	20	21
California GO	5.000%	10/1/2042	630	674
California GO	5.000%	10/1/2042	155	170
California GO	5.000%	11/1/2042	260	278
California GO	4.000%	2/1/2043	55	53
California GO	4.000%	4/1/2043	10	10
California GO	5.000%	8/1/2043	515	560
California GO	4.000%	9/1/2043	450	443
California GO	4.000%	9/1/2043	125	123
California GO	5.000%	9/1/2043	285	305
California GO	5.000%	9/1/2043	380	409
California GO	5.000%	9/1/2043	180	194
California GO	5.000%	10/1/2043	65	71
California GO	2.250%	11/1/2043	65	46
California GO	5.000%	11/1/2043	500	540
California GO	2.375%	12/1/2043	455	328
California GO	3.000%	12/1/2043	95	78
California GO	5.000%	3/1/2044	5	5
California GO	5.250%	8/1/2044	85	93
California GO	5.000%	9/1/2044	20	21
California GO	4.000%	10/1/2044	85	82
California GO	5.000%	10/1/2044	500	544
California GO	4.000%	11/1/2044	210	202
California GO	4.000%	3/1/2045	80	77
California GO	4.125%	3/1/2045	65	64
California GO	5.000%	3/1/2045	675	726
California GO	5.000%	4/1/2045	30	31

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	8/1/2045	535	577
California GO	5.000%	8/1/2045	865	933
California GO	5.000%	10/1/2045	10	11
California GO	5.000%	10/1/2045	500	541
California GO	5.250%	10/1/2045	500	539
California GO	5.000%	11/1/2045	15	16
California GO	3.000%	3/1/2046	5	4
California GO	3.000%	9/1/2046	150	118
California GO	5.000%	10/1/2046	15	16
California GO, Prere.	5.000%	3/1/2030	5	5
California GO, Prere.	5.000%	3/1/2030	5	5
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	35	36
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	300	310
California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	1,125	1,126
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	110	104
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	240	241
California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2038	20	21
California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	250	249
California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	200	199
California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	10	10
California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	290	297
California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	995	1,060
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	170	170
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	70	70
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	15	15
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	220	232
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	130	141
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	130	142
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	195	214
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	110	121
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	420	459
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	680	733
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	10	11
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2040	170	184
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2041	145	156
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	25	27
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	30	32
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	580	618
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	385	409
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2034	935	1,056
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2036	305	344
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	115	118
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	265	283
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	140	155
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	250	250
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	15	15
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	200	226
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	340	342
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	200	223
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	200	221
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	505	565
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	30	33
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	520	571
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	300	271
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2040	500	547
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2042	500	544
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2043	65	70
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	85	91
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	130	134
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	275	296
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	55	59
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	235	252
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	420	399
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	40	43
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	20	20
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	85	89
California State University College & University Revenue	5.000%	11/1/2026	170	170
California State University College & University Revenue	5.000%	11/1/2027	10	10
California State University College & University Revenue	5.000%	11/1/2027	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/2028	20	20
	California State University College & University Revenue	5.000%	11/1/2029	65	65
	California State University College & University Revenue	5.000%	11/1/2029	300	322
	California State University College & University Revenue	5.000%	11/1/2030	235	239
	California State University College & University Revenue	5.000%	11/1/2030	350	382
	California State University College & University Revenue	5.000%	11/1/2031	180	183
	California State University College & University Revenue	5.000%	11/1/2031	45	45
	California State University College & University Revenue	5.000%	11/1/2032	230	234
	California State University College & University Revenue	3.000%	11/1/2033	120	120
	California State University College & University Revenue	5.000%	11/1/2034	230	261
	California State University College & University Revenue	5.000%	11/1/2034	1,000	1,135
	California State University College & University Revenue	3.125%	11/1/2036	105	105
	California State University College & University Revenue	5.000%	11/1/2036	10	10
	California State University College & University Revenue	5.000%	11/1/2037	300	336
	California State University College & University Revenue	5.000%	11/1/2037	330	374
	California State University College & University Revenue	5.000%	11/1/2039	480	534
	California State University College & University Revenue	5.000%	11/1/2041	320	320
	California State University College & University Revenue	5.000%	11/1/2041	300	330
	California State University College & University Revenue	5.000%	11/1/2042	100	101
	California State University College & University Revenue	4.000%	11/1/2043	65	62
	California State University College & University Revenue	5.000%	11/1/2043	10	10
	California State University College & University Revenue	5.000%	11/1/2043	500	550
	California State University College & University Revenue	5.000%	11/1/2044	495	538
	California State University College & University Revenue	5.000%	11/1/2045	225	225
	California State University College & University Revenue	5.000%	11/1/2045	65	70
	California State University College & University Revenue	5.500%	11/1/2045	5	6
	California State University College & University Revenue PUT	2.900%	11/1/2029	255	254
	California State University College & University Revenue PUT	2.900%	11/1/2029	195	194
	California State University College & University Revenue PUT	3.150%	11/1/2032	180	178
	California State University College & University Revenue PUT	3.125%	11/1/2051	75	75
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	35	34
	Chabot-Las Positas Community College District GO	4.000%	8/1/2033	295	295
	Chabot-Las Positas Community College District GO	4.000%	8/1/2034	30	30
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	380	380
	Chabot-Las Positas Community College District GO	5.000%	8/1/2043	200	219
	Chabot-Las Positas Community College District GO	5.000%	8/1/2044	50	54
	Chabot-Las Positas Community College District GO	5.000%	8/1/2045	200	217
	Chino Valley Unified School District GO	4.000%	8/1/2045	30	29
[1]	Coachella CA Valley Unified School District GO	0.000%	8/1/2043	75	36
[1]	Coast Community College District GO	0.000%	8/1/2028	675	638
	Coast Community College District GO	4.000%	8/1/2042	120	116
	Coast Community College District GO	0.000%	8/1/2043	220	103
[1]	Corona-Norco Unified School District GO	0.000%	8/1/2039	110	65
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	810	827
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	45	46
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	105	107
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2034	40	41
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2034	120	138
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	35	36
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	115	130
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	350	399
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2039	205	231
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	15	17
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	10	10
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/2045	15	14
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	1,205	1,205
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	725	726
	El Camino Community College District Foundation GO	0.000%	8/1/2034	900	684
	El Camino Community College District Foundation GO	0.000%	8/1/2038	500	316
[2]	Elk Grove Unified School District COP	3.125%	2/1/2040	170	143
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	955	912
	Foothill-De Anza Community College District GO	4.000%	8/1/2040	145	141
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	55	37
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	375	437
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	80	74
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	1,765	1,628
	Fresno Unified School District GO	4.000%	8/1/2041	90	85
	Fresno Unified School District GO	0.000%	8/1/2043	480	213
	Glendale Community College District GO	0.000%	2/1/2045	1,045	461
	Grossmont Healthcare District GO	5.000%	7/15/2039	25	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	280	286
[2]	Hayward Unified School District GO	4.000%	8/1/2043	120	117
[2]	Hayward Unified School District GO	5.000%	8/1/2044	5	5
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	155	156
	Irvine Ranch Water District Special Assessment Revenue	5.250%	2/1/2046	100	100
	Los Angeles CA Community College District GO	5.000%	8/1/2027	50	51
	Los Angeles CA Community College District GO	5.000%	8/1/2027	60	62
	Los Angeles CA Community College District GO	5.000%	8/1/2028	50	53
	Los Angeles CA Community College District GO	5.000%	8/1/2031	250	277
	Los Angeles CA Community College District GO	5.000%	8/1/2032	270	303
	Los Angeles CA Community College District GO	5.000%	8/1/2036	10	11
	Los Angeles CA Community College District GO	4.000%	8/1/2037	25	25
	Los Angeles CA Community College District GO	5.000%	8/1/2037	20	22
	Los Angeles CA Community College District GO	5.000%	8/1/2038	10	11
	Los Angeles CA Community College District GO	3.000%	8/1/2039	100	86
	Los Angeles CA Community College District GO	5.000%	8/1/2040	500	574
	Los Angeles CA Community College District GO	5.000%	8/1/2041	500	574
	Los Angeles CA Unified School District COP	5.000%	10/1/2033	5	6
	Los Angeles CA Unified School District COP	5.000%	10/1/2034	120	133
	Los Angeles CA Unified School District COP	5.000%	10/1/2035	120	132
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	10	11
	Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	180	204
	Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	180	204
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	305	312
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	270	276
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	200	204
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	410	424
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	135	141
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	300	313
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	245	256
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	570	607
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	1,000	1,064
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	100	106
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	100	106
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	250	266
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	55	58
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	100
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,090	1,178
	Los Angeles CA Unified School District GO	3.000%	7/1/2031	1,160	1,129
	Los Angeles CA Unified School District GO	4.000%	7/1/2031	25	26
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	20	21
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	500	547
	Los Angeles CA Unified School District GO	4.000%	7/1/2032	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	55	58
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	5	5
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	505	559
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	500	553
	Los Angeles CA Unified School District GO	4.000%	7/1/2033	15	15
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	20	21
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	1,000	1,114
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	320	359
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	500	561
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	10	11
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	300	337
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	440	447
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	20	22
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	110	123
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	25	25
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	5	6
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	205	207
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	30	30
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	15	15
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	5	6
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	55	55
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	355	356
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	250	273
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	140	140
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	225	245
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	20	22
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	225	244

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/2041	190	208
Los Angeles CA Unified School District GO	5.000%	7/1/2042	365	395
Los Angeles CA Unified School District GO	5.000%	7/1/2042	230	251
Los Angeles CA Unified School District GO	5.250%	7/1/2042	300	307
Los Angeles CA Unified School District GO	5.250%	7/1/2042	100	109
Los Angeles CA Unified School District GO	5.250%	7/1/2042	750	767
Los Angeles CA Unified School District GO	5.000%	7/1/2043	350	374
Los Angeles CA Unified School District GO	5.000%	7/1/2043	290	312
Los Angeles CA Unified School District GO	4.000%	7/1/2044	665	646
Los Angeles CA Unified School District GO	4.000%	7/1/2044	470	456
Los Angeles CA Unified School District GO	5.000%	7/1/2045	370	394
Los Angeles CA Unified School District GO	5.000%	7/1/2045	10	11
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	100	108
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	10	11
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	10	11
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	250	274
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	20	22
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2034	10	11
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2038	5	6
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	275	281
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	40	42
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	55	60
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	30	33
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	270	292
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	120	129
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	50	51
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	85	87
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	975	1,044
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	125	138
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	40	41
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	200	206
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	95	96
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	55	56
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	495	511
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	250	244
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	10	11
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	5	6
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	200	219
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	135	130
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	905	988
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	10	10
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	15	16
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	65	70
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2046	40	43
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	30	32
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	155	167
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	85	91
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	410	436
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	110	118
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	210	223
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	10	11
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	50	53
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	60	63
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	255	267
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	230	240
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	110	115
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	445	459
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	25	26
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	15	16
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	680	708
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	260	278
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	25	25
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	290	298
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	30	32
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	35	37
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	160	171
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	95	102
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	650	689
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	40	42
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	685	740
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	170	184
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	395	427
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	85	88
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	440	479
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	45	46
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	20	22
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	120	132
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	20
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	460	506
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	500	550
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	360	389
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	210	228
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	170	187
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	760	764
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	45	46
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	465	500
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	525	567
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	100	108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	500	549
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	125	134
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,325	1,424
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	35	38
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	400	438
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	285	300
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	265	282
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	305	326
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	390	415
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	400	430
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	125	129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	185	192
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	75	78
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	240	250
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	795	835
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	30	32
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	370	371
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	90	94
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	85	88
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	615	644
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	250	262
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	350	370
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	155	158
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	315	327
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	765	800
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	105	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,065	1,084
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	45	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	55	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	300	321
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	35	35
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	40	41
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	425	442
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	75	77
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	500	520
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	200	204
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	235	247
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	200	216
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	105	113
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	450	490
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	300	327
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	25	27
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	110	113
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	35	39
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	350	359
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	300	325
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	99
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	500	511
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	60	63
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	360	388
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	50	54
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	40	42
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	20	21
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	240	252
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	380	405
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	300	322
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	195	201
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	125	130
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	185	191
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	160	167
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	140	144
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	390	405
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	330	343
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,160	1,179
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	70	72
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	500	527
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	255	256
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	215	224
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	65	68
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	10	10
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	30	31
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	95	96
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	485	488
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	370	372
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	460	462
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2034	660	662
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	610	612
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	250	271
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	755	816
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	45	48
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	195	206
	Mount San Antonio Community College District GO	5.875%	8/1/2028	25	26
	Mount San Antonio Community College District GO	5.000%	8/1/2044	85	88
	Mount San Antonio Community College District GO	0.000%	8/1/2045	15	6
[3]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/2043	75	78
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	350	329
[4]	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2035	500	561
[1]	Napa Valley Unified School District GO	4.000%	8/1/2044	360	349
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/2034	15	14
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2036	75	85
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2045	40	42
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	200	120
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	60	58
	Oxnard Union High School District GO, Prere.	5.000%	8/1/2026	40	40
	Palo Alto Unified School District GO	5.000%	8/1/2026	2,090	2,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palo Alto Unified School District GO	5.000%	8/1/2029	60	64
	Palo Alto Unified School District GO	3.250%	8/1/2042	125	110
[1]	Perris CA Union High School District GO	4.000%	9/1/2043	140	136
	Perris CA Union High School District GO	3.000%	9/1/2045	55	42
	Poway Unified School District GO	0.000%	8/1/2033	55	44
	Poway Unified School District GO	0.000%	8/1/2034	1,120	854
	Poway Unified School District GO	0.000%	8/1/2037	300	200
	Poway Unified School District GO	0.000%	8/1/2040	390	224
[1]	Rialto Unified School District GO	0.000%	8/1/2036	300	196
	Rio Hondo CA Community College District GO	6.625%	8/1/2042	100	118
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	225	272
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	110	47
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	170	175
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	75	77
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2038	5	5
	Riverside Unified School District GO	4.000%	8/1/2042	395	378
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2041	100	100
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	25	26
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2032	5	6
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2036	25	28
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	65	68
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	55	57
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	100	104
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	105	102
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	735	800
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/14/2033	445	493
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	300	246
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	225	231
	San Diego CA Unified School District GO	5.000%	7/1/2028	200	209
	San Diego CA Unified School District GO	0.000%	7/1/2030	115	102
	San Diego CA Unified School District GO	5.000%	7/1/2034	150	171
	San Diego CA Unified School District GO	0.000%	7/1/2035	140	103
	San Diego CA Unified School District GO	0.000%	7/1/2037	400	269
	San Diego CA Unified School District GO	0.000%	7/1/2038	1,150	736
	San Diego CA Unified School District GO	0.000%	7/1/2040	80	46
	San Diego CA Unified School District GO	3.125%	7/1/2040	150	133
	San Diego CA Unified School District GO	5.000%	7/1/2040	10	11
	San Diego CA Unified School District GO	0.000%	7/1/2041	100	55
	San Diego CA Unified School District GO	5.000%	7/1/2041	300	346
	San Diego CA Unified School District GO	3.125%	7/1/2042	75	63
	San Diego CA Unified School District GO	5.000%	7/1/2042	55	63
	San Diego CA Unified School District GO	0.000%	7/1/2043	50	25
	San Diego CA Unified School District GO	5.000%	7/1/2043	195	209
	San Diego CA Unified School District GO	5.000%	7/1/2043	300	345
	San Diego CA Unified School District GO	0.000%	7/1/2045	200	90
	San Diego CA Unified School District GO	2.000%	7/1/2045	15	10
	San Diego CA Unified School District GO	2.250%	7/1/2045	185	127
	San Diego CA Unified School District GO	5.000%	7/1/2045	530	603
	San Diego CA Unified School District GO	5.000%	7/1/2046	65	70
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2040	175	184
	San Diego Community College District GO	5.000%	8/1/2043	80	87
	San Diego Community College District GO	5.000%	8/1/2044	180	196
	San Diego Community College District GO	5.000%	8/1/2045	25	27
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	5	5
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	790	790
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	10	10
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	20	20
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	155	159
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2046	15	14
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	175	182
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2032	35	39
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2036	50	56
	San Diego County Water Authority Water Revenue	4.000%	5/1/2033	105	110
	San Diego County Water Authority Water Revenue	4.000%	5/1/2034	150	156
	San Diego County Water Authority Water Revenue	4.000%	5/1/2037	40	41
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	125	139
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2043	60	62
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	160	157
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	60	62
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	250	287
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	5	5
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	15	17
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	50	50
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2037	5	6
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	100	90
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2038	5	6
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2039	50	56
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	20	14
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	5	6
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2042	50	48
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	510	560
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	500	483
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	10	11
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	235	255
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	260	210
	San Francisco CA City & County GO	5.000%	6/15/2032	10	11
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	80	81
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	200	206
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	285	287
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	800	805
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	200	222
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	200	226
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	35	40
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	75	85
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	200	230
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2037	5	6
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	240	276
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	250	254
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	5	5
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	50	53
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	30	32
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	40	42
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	10	10
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	100	112
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	100	107
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2046	110	120
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2032	5	6
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	55	54
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	170	180
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/2026	2,000	1,995
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	125	117
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/2041	655	617
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	50	54
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	160	111
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	100	99
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2034	150	153
	San Juan Unified School District GO	3.000%	8/1/2026	85	85
	San Juan Unified School District GO	4.000%	8/1/2046	110	106
[5]	San Mateo County Community College District GO	0.000%	9/1/2032	50	40
[5]	San Mateo County Community College District GO	0.000%	9/1/2034	5	4
[5]	San Mateo County Community College District GO	0.000%	9/1/2036	250	170
	San Mateo County Community College District GO	5.000%	9/1/2045	30	31
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2044	135	130
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	20	16
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	285	292
[3]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	80	87
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	60	32
	Santa Clara County CA GO	3.375%	8/1/2037	25	23
	Santa Clara County CA GO	3.500%	8/1/2038	15	14
	Santa Clara County CA GO	3.250%	8/1/2039	60	53
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/2045	435	417
	Santa Clara Unified School District GO	4.000%	7/1/2031	20	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara Unified School District GO	3.500%	7/1/2042	25	23
	Santa Clara Unified School District GO	3.250%	7/1/2044	105	105
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/2026	1,500	1,510
	Santa Monica Community College District GO	4.000%	8/1/2045	25	24
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	260	263
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	220	232
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	120	127
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2031	30	33
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2032	160	179
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2033	30	34
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2034	100	114
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2036	15	17
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	85	97
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	135	143
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2046	5	5
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	150	162
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	345	372
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2040	1,000	1,056
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2040	1,125	1,211
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2044	500	528
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	5	5
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	15	16
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	100	100
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	70	73
	Sweetwater Union High School District GO	4.000%	8/1/2042	100	95
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	530	533
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	620	307
	University of California College & University Revenue	5.000%	5/15/2027	75	76
	University of California College & University Revenue	5.000%	5/15/2028	385	392
	University of California College & University Revenue	5.000%	5/15/2028	250	261
	University of California College & University Revenue	5.000%	5/15/2029	20	20
	University of California College & University Revenue	5.000%	5/15/2029	855	908
	University of California College & University Revenue	5.000%	5/15/2029	1,055	1,121
	University of California College & University Revenue	5.000%	5/15/2029	250	266
	University of California College & University Revenue	5.000%	5/15/2029	210	223
	University of California College & University Revenue	5.000%	5/15/2030	535	578
	University of California College & University Revenue	5.000%	5/15/2030	1,305	1,409
	University of California College & University Revenue	5.000%	5/15/2031	25	25
	University of California College & University Revenue	5.000%	5/15/2031	180	197
	University of California College & University Revenue	5.000%	5/15/2031	260	285
	University of California College & University Revenue	5.000%	5/15/2031	525	575
	University of California College & University Revenue	5.000%	5/15/2032	80	81
	University of California College & University Revenue	5.000%	5/15/2032	5	6
	University of California College & University Revenue	5.000%	5/15/2032	5	6
	University of California College & University Revenue	5.000%	5/15/2032	250	276
	University of California College & University Revenue	5.000%	5/15/2032	1,090	1,205
	University of California College & University Revenue	5.000%	11/15/2032	100	111
	University of California College & University Revenue	4.000%	5/15/2033	565	568
	University of California College & University Revenue	5.000%	5/15/2033	450	502
	University of California College & University Revenue	5.000%	5/15/2033	200	223
	University of California College & University Revenue	5.000%	5/15/2033	400	446
	University of California College & University Revenue	5.000%	5/15/2033	900	1,004
	University of California College & University Revenue	5.000%	11/15/2033	100	112
	University of California College & University Revenue	4.000%	5/15/2034	450	452
	University of California College & University Revenue	5.000%	5/15/2034	100	111
	University of California College & University Revenue	5.000%	5/15/2034	375	423
	University of California College & University Revenue	5.000%	5/15/2034	250	282
	University of California College & University Revenue	5.000%	11/15/2034	100	113
	University of California College & University Revenue	5.000%	11/15/2034	105	119
	University of California College & University Revenue	5.000%	5/15/2035	380	420
	University of California College & University Revenue	5.000%	5/15/2035	150	168
	University of California College & University Revenue	5.000%	5/15/2035	150	168
	University of California College & University Revenue	5.000%	5/15/2035	400	453
	University of California College & University Revenue	5.000%	11/15/2035	100	114
	University of California College & University Revenue	5.000%	11/15/2035	100	114
	University of California College & University Revenue	5.000%	5/15/2036	25	25
	University of California College & University Revenue	5.000%	5/15/2036	515	573
	University of California College & University Revenue	5.000%	5/15/2036	1,860	2,116
	University of California College & University Revenue	5.000%	11/15/2036	100	114

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	11/15/2036	105	120
University of California College & University Revenue	5.000%	5/15/2037	25	26
University of California College & University Revenue	5.000%	5/15/2037	40	43
University of California College & University Revenue	5.000%	5/15/2037	15	16
University of California College & University Revenue	5.000%	5/15/2037	100	110
University of California College & University Revenue	5.000%	5/15/2037	225	248
University of California College & University Revenue	5.000%	5/15/2037	400	446
University of California College & University Revenue	5.000%	5/15/2037	520	580
University of California College & University Revenue	5.000%	5/15/2037	250	279
University of California College & University Revenue	5.000%	11/15/2037	350	393
University of California College & University Revenue	5.000%	11/15/2037	110	123
University of California College & University Revenue	5.000%	5/15/2038	65	71
University of California College & University Revenue	5.000%	5/15/2038	240	263
University of California College & University Revenue	5.000%	5/15/2038	125	138
University of California College & University Revenue	5.000%	5/15/2038	455	503
University of California College & University Revenue	5.250%	5/15/2038	740	858
University of California College & University Revenue	5.000%	11/15/2038	100	111
University of California College & University Revenue	5.000%	11/15/2038	105	117
University of California College & University Revenue	5.000%	5/15/2039	690	744
University of California College & University Revenue	5.000%	5/15/2039	575	626
University of California College & University Revenue	5.000%	5/15/2039	250	275
University of California College & University Revenue	5.000%	5/15/2039	255	280
University of California College & University Revenue	5.000%	11/15/2039	880	996
University of California College & University Revenue	5.250%	11/15/2039	655	738
University of California College & University Revenue	5.000%	5/15/2040	110	119
University of California College & University Revenue	5.000%	5/15/2040	15	16
University of California College & University Revenue	5.000%	5/15/2040	250	272
University of California College & University Revenue	5.000%	5/15/2040	530	580
University of California College & University Revenue	5.250%	5/15/2040	505	584
University of California College & University Revenue	5.500%	5/15/2040	5	6
University of California College & University Revenue	5.500%	5/15/2040	900	1,023
University of California College & University Revenue	5.000%	11/15/2040	900	988
University of California College & University Revenue	5.000%	11/15/2040	100	110
University of California College & University Revenue	5.000%	5/15/2041	20	21
University of California College & University Revenue	5.000%	5/15/2041	95	101
University of California College & University Revenue	5.000%	5/15/2041	170	183
University of California College & University Revenue	5.000%	5/15/2041	250	271
University of California College & University Revenue	5.000%	11/15/2041	490	535
University of California College & University Revenue	5.250%	11/15/2041	430	479
University of California College & University Revenue	5.000%	5/15/2042	30	31
University of California College & University Revenue	5.000%	5/15/2042	5	5
University of California College & University Revenue	5.000%	5/15/2042	55	59
University of California College & University Revenue	5.000%	5/15/2042	15	16
University of California College & University Revenue	5.250%	5/15/2042	350	355
University of California College & University Revenue	5.000%	11/15/2042	100	109
University of California College & University Revenue	5.000%	11/15/2042	50	54
University of California College & University Revenue	5.000%	5/15/2043	520	533
University of California College & University Revenue	5.000%	5/15/2043	80	83
University of California College & University Revenue	5.000%	5/15/2043	140	148
University of California College & University Revenue	5.000%	5/15/2043	395	422
University of California College & University Revenue	5.000%	5/15/2043	400	427
University of California College & University Revenue	5.000%	5/15/2043	10	11
University of California College & University Revenue	5.500%	5/15/2043	355	402
University of California College & University Revenue	5.000%	11/15/2043	100	108
University of California College & University Revenue	5.000%	11/15/2043	110	119
University of California College & University Revenue	5.000%	5/15/2044	25	27
University of California College & University Revenue	5.000%	5/15/2044	80	85
University of California College & University Revenue	5.000%	5/15/2044	80	86
University of California College & University Revenue	5.000%	11/15/2044	140	151
University of California College & University Revenue	4.000%	5/15/2045	60	58
University of California College & University Revenue	5.000%	5/15/2045	85	90
University of California College & University Revenue	5.000%	5/15/2045	115	123
University of California College & University Revenue	5.000%	11/15/2045	80	86
University of California College & University Revenue	5.000%	5/15/2046	35	37
University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	25	25
University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	250	256
University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	50	49
University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	470	475
University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	10	9
University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	225	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventura County Community College District GO	3.125%	8/1/2031	65	65
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	200	204
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	250	204
	Westside Union School District GO	0.000%	8/1/2040	480	259
	Westside Union School District GO	0.000%	8/1/2045	575	244
	William S Hart Union High School District GO	0.000%	8/1/2033	50	39
[1]	William S Hart Union High School District GO	0.000%	8/1/2035	85	62
	William S Hart Union High School District GO	3.500%	8/1/2038	190	181
					257,276
Colorado (1.0%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2030	505	509
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2031	195	196
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2039	5	6
	Adams 12 Five Star Schools GO	5.000%	12/15/2026	110	111
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	80	81
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	195	197
	Adams County CO COP	4.000%	12/1/2045	135	126
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2027	255	263
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2031	90	99
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2039	15	16
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	685	755
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	500	549
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	25	27
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	755	755
	Colorado COP	5.000%	12/15/2029	80	84
	Colorado COP	5.000%	12/15/2030	55	58
	Colorado COP	5.000%	3/15/2031	95	98
	Colorado COP	5.000%	12/15/2031	155	167
	Colorado COP	5.000%	12/15/2031	70	77
	Colorado COP	5.000%	12/15/2032	145	156
	Colorado COP	5.000%	12/15/2032	5	5
	Colorado COP	5.000%	12/15/2033	95	103
	Colorado COP	4.000%	12/15/2034	15	15
	Colorado COP	4.000%	12/15/2035	105	105
	Colorado COP	4.000%	12/15/2035	30	30
	Colorado COP	3.000%	12/15/2036	435	393
	Colorado COP	4.000%	12/15/2036	250	250
	Colorado COP	4.000%	12/15/2036	5	5
	Colorado COP	4.000%	12/15/2037	25	25
	Colorado COP	4.000%	12/15/2037	340	337
	Colorado COP	5.000%	3/15/2038	100	102
	Colorado COP	4.000%	12/15/2038	135	132
	Colorado COP	4.000%	12/15/2038	205	201
	Colorado COP	6.000%	12/15/2038	25	28
	Colorado COP	4.000%	12/15/2039	75	73
	Colorado COP	4.000%	12/15/2039	40	39
	Colorado COP	6.000%	12/15/2039	250	282
	Colorado COP	4.000%	12/15/2040	25	24
	Colorado COP	6.000%	12/15/2040	460	518
	Colorado COP	6.000%	12/15/2041	325	365
	Colorado COP	4.000%	3/15/2044	135	127
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	100	107
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2045	5	5
	Denver City & County Board of Water Commissioners Water Revenue	4.000%	9/15/2042	20	19
	Denver City & County School District No. 1 GO	5.000%	12/1/2032	30	32
	Denver City & County School District No. 1 GO	5.000%	12/1/2036	15	15
	Denver City & County School District No. 1 GO	5.250%	12/1/2036	15	17
	Denver City & County School District No. 1 GO	5.000%	12/1/2037	50	50
	Denver City & County School District No. 1 GO	5.250%	12/1/2037	20	23
	Denver City & County School District No. 1 GO	5.000%	12/1/2038	25	25
	Denver City & County School District No. 1 GO	5.250%	12/1/2039	20	22
	Denver City & County School District No. 1 GO	5.250%	12/1/2040	180	199
	Denver City & County School District No. 1 GO	5.000%	12/1/2041	25	27
	Denver City & County School District No. 1 GO	5.000%	12/1/2042	10	11
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	200	159
	Denver City & County School District No. 1 GO	5.500%	12/1/2046	10	11
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.375%	6/1/2043	50	50
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2032	100	100
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	290	277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County GO	5.000%	8/1/2028	75	78
	Denver CO City & County GO	5.000%	8/1/2029	230	245
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/2044	190	190
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	100	92
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	5.000%	8/1/2041	245	245
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	100	105
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2039	10	11
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2040	20	22
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2041	10	11
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2042	5	5
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/2026	800	801
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	135	119
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2032	10	8
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2037	225	142
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2038	135	80
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	50	26
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	150	83
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2041	10	5
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	900	873
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	400	377
	El Paso County School District No. 20 Academy GO	4.000%	12/15/2040	165	160
	Jefferson County School District R-1 GO	5.000%	12/15/2035	115	119
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2031	105	110
	Metro Water Recovery Sewer Revenue	2.500%	4/1/2045	20	15
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	4.000%	12/1/2046	15	14
	Pueblo County CO (Jail Project) COP	4.500%	7/1/2046	170	168
[1]	Rampart Range Metropolitan District No. 1 Sales Tax Revenue	5.000%	12/1/2042	140	141
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2033	115	118
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2035	10	10
	Regional Transportation District Sales Tax Revenue	2.000%	11/1/2041	550	395
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	400	401
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2028	95	100
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	180	192
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	80	85
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	2.250%	11/1/2045	25	17
	University of Colorado College & University Revenue	5.000%	10/1/2030	350	379
	University of Colorado College & University Revenue	4.000%	6/1/2043	35	33
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	70	72
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	475	486
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	30	31
	Weld County School District No. 6 Greeley GO	4.000%	12/1/2045	10	10
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	140	144
	Weld County School District No. Re-5J GO	4.000%	12/1/2045	15	15
					15,371
Connecticut (3.1%)
	Aquarion Water Authority Water Revenue	5.250%	2/1/2029	75	79
	Aquarion Water Authority Water Revenue	5.250%	2/1/2030	75	80
	Aquarion Water Authority Water Revenue	5.250%	2/1/2031	110	120
	Aquarion Water Authority Water Revenue	5.250%	2/1/2033	660	733
	Aquarion Water Authority Water Revenue	5.000%	8/1/2035	40	44
	Aquarion Water Authority Water Revenue	5.000%	8/1/2036	40	44
	Aquarion Water Authority Water Revenue	5.250%	8/1/2037	75	84
	Aquarion Water Authority Water Revenue	5.250%	8/1/2037	65	72
	Aquarion Water Authority Water Revenue	5.250%	8/1/2038	65	72
	Aquarion Water Authority Water Revenue	5.250%	8/1/2039	85	94
	Aquarion Water Authority Water Revenue	5.250%	8/1/2039	40	44
[2]	Aquarion Water Authority Water Revenue	5.250%	8/1/2040	40	44
	Aquarion Water Authority Water Revenue	5.250%	8/1/2041	55	60
[2]	Aquarion Water Authority Water Revenue	5.250%	8/1/2041	200	219
	Aquarion Water Authority Water Revenue	5.250%	8/1/2042	65	71
[2]	Aquarion Water Authority Water Revenue	5.250%	8/1/2042	500	545
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2043	210	95
	Aquarion Water Authority Water Revenue	5.250%	8/1/2043	65	71
	Aquarion Water Authority Water Revenue	5.250%	8/1/2044	75	81
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2045	155	62
	Aquarion Water Authority Water Revenue	5.250%	8/1/2045	40	43
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2046	600	224
	Connecticut GO	5.000%	8/15/2026	100	100
	Connecticut GO	5.000%	8/15/2026	300	300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	11/15/2026	220	221
Connecticut GO	5.000%	11/15/2026	170	171
Connecticut GO	5.000%	12/1/2026	155	156
Connecticut GO	4.000%	1/15/2027	65	65
Connecticut GO	4.000%	1/15/2027	500	503
Connecticut GO	5.000%	1/15/2027	80	81
Connecticut GO	5.000%	3/15/2027	150	152
Connecticut GO	5.000%	4/15/2027	120	122
Connecticut GO	5.000%	6/15/2027	100	102
Connecticut GO	5.000%	8/15/2027	220	225
Connecticut GO	5.000%	11/15/2027	535	551
Connecticut GO	5.000%	11/15/2027	200	206
Connecticut GO	5.000%	12/1/2027	705	726
Connecticut GO	4.000%	1/15/2028	610	621
Connecticut GO	4.000%	1/15/2028	45	46
Connecticut GO	5.000%	10/15/2028	110	111
Connecticut GO	5.000%	11/15/2028	255	268
Connecticut GO	4.000%	1/15/2029	100	103
Connecticut GO	4.000%	1/15/2029	115	118
Connecticut GO	5.000%	1/15/2029	100	105
Connecticut GO	5.000%	11/15/2029	1,000	1,068
Connecticut GO	4.000%	1/15/2030	200	207
Connecticut GO	4.000%	1/15/2030	275	285
Connecticut GO	5.000%	3/15/2030	150	161
Connecticut GO	5.000%	4/15/2030	5	5
Connecticut GO	5.000%	8/15/2030	300	324
Connecticut GO	5.000%	11/15/2030	205	222
Connecticut GO	4.000%	1/15/2031	455	473
Connecticut GO	4.000%	1/15/2031	345	359
Connecticut GO	5.000%	1/15/2031	140	149
Connecticut GO	5.000%	1/15/2031	450	487
Connecticut GO	5.000%	3/15/2031	150	163
Connecticut GO	3.500%	4/15/2031	35	35
Connecticut GO	5.000%	4/15/2031	605	637
Connecticut GO	5.000%	8/15/2031	5	5
Connecticut GO	5.000%	9/1/2031	95	104
Connecticut GO	5.000%	9/15/2031	190	207
Connecticut GO	5.000%	11/15/2031	120	131
Connecticut GO	5.000%	12/1/2031	5	6
Connecticut GO	4.000%	1/15/2032	35	36
Connecticut GO	5.000%	1/15/2032	5	5
Connecticut GO	5.000%	1/15/2032	95	104
Connecticut GO	5.000%	3/15/2032	255	280
Connecticut GO	5.000%	4/15/2032	45	46
Connecticut GO	5.000%	4/15/2032	575	604
Connecticut GO	5.000%	9/1/2032	375	413
Connecticut GO	5.000%	9/15/2032	400	441
Connecticut GO	3.000%	10/15/2032	235	228
Connecticut GO	5.000%	11/15/2032	30	33
Connecticut GO	5.000%	12/1/2032	465	514
Connecticut GO	3.000%	1/15/2033	1,390	1,334
Connecticut GO	4.000%	1/15/2033	325	336
Connecticut GO	4.000%	1/15/2033	40	41
Connecticut GO	5.000%	1/15/2033	165	182
Connecticut GO	5.000%	3/15/2033	1,150	1,273
Connecticut GO	5.000%	4/15/2033	40	42
Connecticut GO	3.000%	1/15/2034	55	52
Connecticut GO	5.000%	11/15/2034	200	224
Connecticut GO	5.000%	1/15/2035	355	394
Connecticut GO	5.000%	8/15/2035	110	124
Connecticut GO	5.000%	8/15/2035	100	112
Connecticut GO	4.000%	10/15/2035	175	175
Connecticut GO	5.000%	11/15/2035	50	56
Connecticut GO	4.000%	1/15/2036	40	41
Connecticut GO	5.000%	3/15/2036	100	111
Connecticut GO	5.000%	8/15/2036	205	229
Connecticut GO	3.000%	1/15/2037	130	118
Connecticut GO	4.000%	1/15/2037	250	252
Connecticut GO	4.000%	4/15/2037	65	65
Connecticut GO	5.000%	1/15/2038	400	435

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	8/15/2038	250	275
Connecticut GO	5.000%	1/15/2039	5	5
Connecticut GO	5.000%	9/15/2039	200	218
Connecticut GO	5.000%	8/15/2040	5	5
Connecticut GO	2.000%	1/15/2041	105	72
Connecticut GO	5.000%	11/15/2041	5	5
Connecticut GO	5.000%	3/15/2042	100	108
Connecticut GO	3.000%	11/15/2042	140	116
Connecticut GO	5.000%	8/15/2044	190	203
Connecticut GO	5.000%	3/15/2045	100	106
Connecticut GO	5.000%	8/15/2045	185	197
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	580	590
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	250	255
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	305	312
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	25	26
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	65	67
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2028	110	114
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	145	151
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	1,000	1,044
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	170	178
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	250	261
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	405	406
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	45	48
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	260	276
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	100	105
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	85	91
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	75	81
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	300	323
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	110	119
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	165	178
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	5	5
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	500	539
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2030	60	63
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2031	1,140	1,172
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	210	228
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	280	305
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	185	201
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	665	724
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	5	5
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2031	35	35
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2031	190	198
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2032	50	51
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	80	85
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	200	220
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	580	638
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	345	380
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	100	110
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	110	119
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2033	1,430	1,587
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2033	1,000	1,110
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	120	127
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2035	500	512
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	55	59
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	50	55
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	25	28
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2035	130	130
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2035	85	92
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	95	97
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	100	101
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	115	126
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	135	147
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	860	964
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2036	185	191
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2036	20	21
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2037	5	5
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	180	181
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2037	60	63
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	425	464
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2037	65	65
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2038	120	126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2038	75	77
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	225	222
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	10	10
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	5	5
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	5	6
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	20	21
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2040	545	590
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	230	248
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	35	37
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2041	1,000	1,085
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2043	135	146
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	250	266
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2027	75	77
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2030	10	11
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2031	20	22
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2032	65	72
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2032	130	144
	Connecticut Special Tax Fuel Sales Tax Revenue, Prere.	5.000%	1/1/2034	60	67
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	95	106
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	50	56
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	1,000	1,132
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	230	215
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	250	258
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	300	322
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	1,480	1,626
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/2/2035	250	281
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2045	260	245
[1]	New Haven CT GO	5.000%	8/1/2032	160	174
	University of Connecticut College & University Revenue	5.000%	2/15/2031	250	271
	University of Connecticut College & University Revenue	5.000%	2/15/2035	250	281
	University of Connecticut College & University Revenue	5.000%	11/15/2043	5	5
					46,704
Delaware (0.1%)
	Delaware GO	5.000%	1/1/2027	170	172
	Delaware GO	5.000%	1/1/2028	526	543
	Delaware GO	5.000%	3/1/2029	130	137
	Delaware GO	5.000%	3/1/2031	250	273
	Delaware GO	5.000%	3/1/2032	905	1,000
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2044	60	56
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	50	54
					2,235
District of Columbia (1.9%)
	District of Columbia Appropriations Revenue	5.000%	12/1/2034	315	331
	District of Columbia College & University Revenue	5.000%	4/1/2032	10	10
	District of Columbia College & University Revenue	5.000%	4/1/2033	50	51
	District of Columbia College & University Revenue	5.000%	4/1/2034	105	106
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	500	538
	District of Columbia GO	5.000%	12/1/2026	230	232
	District of Columbia GO	5.000%	10/15/2027	60	62
	District of Columbia GO	5.000%	12/1/2027	610	629
	District of Columbia GO	5.000%	10/15/2028	600	629
	District of Columbia GO	5.000%	12/1/2028	570	599
	District of Columbia GO	5.000%	6/1/2029	370	392
	District of Columbia GO	5.000%	10/15/2029	270	285
	District of Columbia GO	5.000%	12/1/2029	480	513
	District of Columbia GO	5.000%	6/1/2030	460	495
	District of Columbia GO	5.000%	8/1/2030	200	216
	District of Columbia GO	5.000%	10/15/2030	280	295
	District of Columbia GO	5.000%	8/1/2031	740	807
	District of Columbia GO	5.000%	10/15/2031	225	236
	District of Columbia GO	5.000%	12/1/2031	15	16
	District of Columbia GO	5.000%	10/15/2032	20	21
	District of Columbia GO	5.000%	12/1/2032	160	177
	District of Columbia GO	5.000%	8/1/2033	55	61
	District of Columbia GO	5.000%	8/1/2034	835	934
	District of Columbia GO	5.000%	10/15/2034	305	319
	District of Columbia GO	5.000%	12/1/2034	415	465
	District of Columbia GO	5.000%	2/1/2035	480	513
	District of Columbia GO	5.000%	8/1/2035	210	233

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia GO	4.000%	2/1/2037	5	5
District of Columbia GO	4.000%	6/1/2037	10	10
District of Columbia GO	5.000%	6/1/2037	5	6
District of Columbia GO	5.000%	8/1/2037	50	55
District of Columbia GO	5.000%	8/1/2038	50	54
District of Columbia GO	5.000%	10/15/2038	20	21
District of Columbia GO	5.000%	1/1/2039	15	16
District of Columbia GO	5.000%	6/1/2039	250	273
District of Columbia GO	5.000%	1/1/2040	45	48
District of Columbia GO	5.000%	8/1/2040	10	11
District of Columbia GO	5.000%	1/1/2041	35	37
District of Columbia GO	5.000%	8/1/2041	85	91
District of Columbia GO	5.000%	8/1/2042	15	16
District of Columbia GO	5.000%	1/1/2043	50	53
District of Columbia GO	5.000%	6/1/2043	5	5
District of Columbia GO	5.000%	8/1/2044	135	143
District of Columbia GO	5.000%	10/15/2044	315	323
District of Columbia GO	5.000%	1/1/2045	65	68
District of Columbia GO	5.000%	8/1/2045	90	95
District of Columbia GO	5.000%	2/1/2046	195	201
District of Columbia Income Tax Revenue	5.000%	10/1/2026	485	487
District of Columbia Income Tax Revenue	5.000%	10/1/2027	110	113
District of Columbia Income Tax Revenue	5.000%	6/1/2028	250	260
District of Columbia Income Tax Revenue	5.000%	12/1/2028	240	252
District of Columbia Income Tax Revenue	5.000%	3/1/2029	265	280
District of Columbia Income Tax Revenue	5.000%	10/1/2029	125	133
District of Columbia Income Tax Revenue	5.000%	12/1/2029	100	107
District of Columbia Income Tax Revenue	5.000%	10/1/2030	260	281
District of Columbia Income Tax Revenue	5.000%	10/1/2031	55	60
District of Columbia Income Tax Revenue	5.000%	10/1/2031	60	66
District of Columbia Income Tax Revenue	5.000%	10/1/2031	210	230
District of Columbia Income Tax Revenue	5.000%	3/1/2032	85	90
District of Columbia Income Tax Revenue	5.000%	6/1/2032	275	303
District of Columbia Income Tax Revenue	5.000%	7/1/2032	55	61
District of Columbia Income Tax Revenue	5.000%	10/1/2032	385	425
District of Columbia Income Tax Revenue	5.000%	3/1/2033	350	369
District of Columbia Income Tax Revenue	5.000%	12/1/2033	45	50
District of Columbia Income Tax Revenue	5.000%	6/1/2034	110	123
District of Columbia Income Tax Revenue	5.000%	3/1/2035	490	514
District of Columbia Income Tax Revenue	5.000%	7/1/2035	70	76
District of Columbia Income Tax Revenue	5.000%	12/1/2035	10	11
District of Columbia Income Tax Revenue	5.000%	3/1/2036	525	550
District of Columbia Income Tax Revenue	5.000%	3/1/2036	25	26
District of Columbia Income Tax Revenue	5.000%	6/1/2036	300	333
District of Columbia Income Tax Revenue	5.000%	10/1/2036	15	17
District of Columbia Income Tax Revenue	5.000%	12/1/2036	50	54
District of Columbia Income Tax Revenue	4.000%	3/1/2037	410	408
District of Columbia Income Tax Revenue	5.000%	3/1/2037	50	52
District of Columbia Income Tax Revenue	5.000%	6/1/2037	5	6
District of Columbia Income Tax Revenue	5.000%	7/1/2037	40	43
District of Columbia Income Tax Revenue	5.000%	10/1/2037	20	22
District of Columbia Income Tax Revenue	5.000%	12/1/2037	105	113
District of Columbia Income Tax Revenue	5.000%	3/1/2038	10	11
District of Columbia Income Tax Revenue	5.000%	5/1/2038	255	274
District of Columbia Income Tax Revenue	5.000%	7/1/2038	380	407
District of Columbia Income Tax Revenue	4.000%	3/1/2039	5	5
District of Columbia Income Tax Revenue	5.000%	3/1/2039	10	10
District of Columbia Income Tax Revenue	5.000%	5/1/2039	25	27
District of Columbia Income Tax Revenue	5.000%	7/1/2039	140	149
District of Columbia Income Tax Revenue	5.000%	3/1/2040	25	26
District of Columbia Income Tax Revenue	5.000%	5/1/2040	110	117
District of Columbia Income Tax Revenue	5.000%	6/1/2040	25	27
District of Columbia Income Tax Revenue	3.000%	3/1/2041	60	50
District of Columbia Income Tax Revenue	5.000%	5/1/2041	15	16
District of Columbia Income Tax Revenue	5.000%	7/1/2041	65	69
District of Columbia Income Tax Revenue	5.000%	5/1/2042	465	492
District of Columbia Income Tax Revenue	5.000%	6/1/2042	250	268
District of Columbia Income Tax Revenue	5.000%	7/1/2042	80	84
District of Columbia Income Tax Revenue	5.000%	5/1/2043	490	517
District of Columbia Income Tax Revenue	5.000%	6/1/2043	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	4.000%	3/1/2044	110	103
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	645	664
	District of Columbia Income Tax Revenue	5.000%	6/1/2044	50	53
	District of Columbia Income Tax Revenue	2.625%	3/1/2045	200	145
	District of Columbia Income Tax Revenue	4.000%	3/1/2045	250	234
	District of Columbia Income Tax Revenue	5.000%	5/1/2045	345	355
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2034	60	67
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2035	200	223
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	50	55
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	20	22
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2038	15	16
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2038	185	204
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	345	373
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	75	70
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2041	10	11
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	55	56
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	350	203
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	85	45
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	325	299
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2044	40	41
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	250	256
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	45	46
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	80	87
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2033	230	247
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2034	455	462
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2035	490	496
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	125	132
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	235	234
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	445	439
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	100	104
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2040	10	10
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2041	500	520
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2043	155	124
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2043	95	92
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	95	99
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2045	100	95
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	420	430
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	75	78
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2046	80	74
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2046	20	21
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2036	480	486
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	375	380
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	1,015	1,025
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	295	298
					28,645
Florida (2.6%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	700	668
	Broward County FL School District COP	5.000%	7/1/2030	50	53
	Broward County FL School District COP	5.000%	7/1/2031	65	69
	Broward County FL School District COP	5.000%	7/1/2032	455	482
	Broward County FL School District COP	5.000%	7/1/2033	585	619
	Broward County FL School District COP	5.000%	7/1/2034	325	343
	Broward County FL School District COP	5.000%	7/1/2035	645	691
	Broward County FL School District COP	5.000%	7/1/2036	830	885
	Broward County FL Water & Sewer Utility Water Revenue	3.000%	10/1/2041	15	12
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2042	185	179
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2042	140	128
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	175	175
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	375	383
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	505	527
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	195	195
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	20	20
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	15	17
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	25	27
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	115	124
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	100	112
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2035	10	11
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2035	5	6
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/2036	185	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2036	810	811
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	275	266
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	175	177
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2037	10	11
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	70	70
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	35	35
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	105	105
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	165	165
[1]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/2040	340	252
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2040	60	60
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	500	469
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	100	101
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2043	75	77
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	245	253
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	565	584
[1]	Central Florida Expressway Authority Highway Revenue, ETM	5.000%	7/1/2031	75	82
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2027	80	82
[1]	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2031	100	109
[1]	Duval County Public Schools COP	5.000%	7/1/2027	300	306
[1]	Duval County Public Schools COP	5.000%	7/1/2028	185	193
[1]	Duval County Public Schools COP	5.000%	7/1/2030	195	209
[1]	Duval County Public Schools COP	5.000%	7/1/2032	260	276
[1]	Duval County Public Schools COP	5.000%	7/1/2033	125	133
[1]	Duval County Public Schools COP	5.000%	7/1/2034	395	417
	Florida Department of Management Services COP	5.000%	11/1/2027	100	103
	Florida Department of Management Services COP	5.000%	11/1/2028	200	210
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2034	100	112
	Florida GO	5.000%	6/1/2027	50	51
	Florida GO	5.000%	6/1/2028	320	333
	Florida GO	5.000%	6/1/2029	250	265
	Florida GO	5.000%	6/1/2031	35	38
	Florida GO	5.000%	6/1/2032	55	61
	Florida GO	5.000%	6/1/2033	690	770
	Florida GO	5.000%	6/1/2033	500	558
	Florida GO	5.000%	6/1/2036	10	11
	Florida GO, Prere.	4.000%	7/1/2028	242	248
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	500	501
	Florida Lottery Revenue	5.000%	7/1/2027	260	266
	Florida Lottery Revenue	5.000%	7/1/2028	325	339
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	60	64
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2035	45	49
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/2043	10	9
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	50	47
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	120	122
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2044	20	20
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	300	306
	Jacksonville FL General Fund Revenue	5.000%	10/1/2029	405	431
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	190	195
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	505	529
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	125	128
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	1,105	1,176
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	100	108
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	180	197
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	105	107
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	685	755
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2036	20	22
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2037	95	104
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	550	516
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2045	30	32
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/2036	45	50
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	500	503
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	125	138
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	20	22
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2039	5	6
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2040	145	155
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2041	110	117
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	100	106
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2044	10	11
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2044	100	107
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	660	600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	35	37
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2045	20	21
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	285	297
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	20	20
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	175	175
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	10	11
	Miami-Dade County FL GO	5.000%	7/1/2029	1,590	1,686
	Miami-Dade County FL GO	5.000%	7/1/2037	120	121
[1]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/2044	525	222
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2034	435	436
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	20	19
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2040	320	304
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2038	855	813
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2039	10	10
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	275	280
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2044	30	28
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2044	5	5
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2045	100	93
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	330	339
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2029	200	205
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2032	125	137
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	510	510
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	525	524
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	100	99
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2038	45	44
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	365	319
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	35	34
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	965	810
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2042	365	351
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2043	110	89
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2043	15	15
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	280	263
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	90	84
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	120	112
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2044	30	31
	Miami-Dade County School Board COP	5.000%	2/1/2027	250	253
	Miami-Dade County School Board COP	5.000%	2/1/2028	330	341
	Miami-Dade County School Board COP	5.000%	2/1/2029	165	173
	Miami-Dade County School Board COP	5.000%	2/1/2030	250	266
	Miami-Dade County School Board COP	5.000%	5/1/2030	105	112
	Miami-Dade County School Board COP	5.000%	2/1/2031	710	764
	Miami-Dade County School Board COP	5.000%	5/1/2031	200	216
	Miami-Dade County School Board COP	5.000%	2/1/2032	250	272
	Miami-Dade County School Board COP	5.000%	5/1/2032	45	49
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	765	736
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	305	306
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	15	15
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2046	1,000	913
	Orange County School Board COP	5.000%	8/1/2032	30	33
	Orange County School Board COP	5.000%	8/1/2033	395	438
	Orange County School Board COP, Prere.	5.000%	8/1/2026	385	385
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2028	55	58
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2032	35	39
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2036	125	139
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	160	175
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	225	244
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	65	65
	Palm Beach County School District COP	5.000%	8/1/2027	300	306
	Palm Beach County School District COP	5.000%	8/1/2027	360	368
	Palm Beach County School District COP	5.000%	8/1/2028	80	83
	Palm Beach County School District COP	5.000%	8/1/2029	245	255
	Palm Beach County School District COP	5.000%	8/1/2030	285	307
	Palm Beach County School District COP	5.000%	8/1/2034	215	228
	Palm Beach County School District COP	5.000%	8/1/2040	170	181
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	190	172
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	635	512
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2036	10	10
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/2039	40	44
	Tampa Bay Water Revenue	5.000%	10/1/2031	10	11
[5]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	120	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tohopekaliga Water Authority Water Revenue	5.000%	10/1/2030	1,000	1,079
					39,960
Georgia (1.6%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2036	15	16
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2037	15	16
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	560	594
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	350	376
	Atlanta GA GO	5.000%	12/1/2040	35	37
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2030	230	250
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	200	220
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2033	200	224
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2034	200	225
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2036	5	6
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2037	5	6
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2038	180	200
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2039	45	50
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2041	15	16
[1]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	65	57
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/2032	350	351
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2035	55	55
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	310	328
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/2032	50	55
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/2034	290	325
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/2041	15	13
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2042	100	74
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2043	5	4
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	235	171
	Georgia GO	3.000%	1/1/2027	35	35
	Georgia GO	4.000%	1/1/2027	205	206
	Georgia GO	5.000%	7/1/2027	525	536
	Georgia GO	5.000%	8/1/2027	330	338
	Georgia GO	5.000%	12/1/2027	200	202
	Georgia GO	4.000%	1/1/2028	660	673
	Georgia GO	5.000%	1/1/2028	70	71
	Georgia GO	4.000%	7/1/2028	200	205
	Georgia GO	5.000%	7/1/2028	450	470
	Georgia GO	5.000%	7/1/2028	270	282
	Georgia GO	5.000%	7/1/2028	275	287
	Georgia GO	5.000%	7/1/2028	505	528
	Georgia GO	5.000%	7/1/2028	135	138
	Georgia GO	4.000%	1/1/2029	65	65
	Georgia GO	5.000%	2/1/2029	55	56
	Georgia GO	4.000%	7/1/2029	825	854
	Georgia GO	5.000%	7/1/2029	200	204
	Georgia GO	5.000%	7/1/2029	320	340
	Georgia GO	5.000%	7/1/2029	70	73
	Georgia GO	5.000%	7/1/2030	30	32
	Georgia GO	5.000%	7/1/2030	635	647
	Georgia GO	5.000%	7/1/2030	400	432
	Georgia GO	5.000%	7/1/2031	120	131
	Georgia GO	5.000%	7/1/2031	65	68
	Georgia GO	5.000%	7/1/2031	15	16
	Georgia GO	4.000%	12/1/2031	1,000	1,051
	Georgia GO	5.000%	2/1/2032	20	20
	Georgia GO	5.000%	7/1/2032	550	610
	Georgia GO	5.000%	8/1/2032	25	27
	Georgia GO	2.500%	2/1/2033	135	126
	Georgia GO	3.000%	7/1/2033	120	117
	Georgia GO	5.000%	7/1/2033	15	17
	Georgia GO	4.000%	12/1/2033	1,000	1,058
	Georgia GO	4.000%	7/1/2034	5	5
	Georgia GO	4.000%	7/1/2035	90	93
	Georgia GO	4.000%	8/1/2035	175	179
	Georgia GO	3.250%	7/1/2037	30	28
	Georgia GO	4.000%	7/1/2040	200	200
	Georgia GO	3.000%	7/1/2041	10	9
[5]	Georgia Local Government COP	4.750%	6/1/2028	245	249
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2044	85	80
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	600	603

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	170	186
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	50	49
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	355	362
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	450	477
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2031	340	364
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2032	60	64
Gwinnett County School District GO	5.000%	8/1/2026	935	935
Gwinnett County School District GO	5.000%	2/1/2028	260	269
Gwinnett County School District GO	5.000%	2/1/2030	800	858
Gwinnett County School District GO	5.000%	2/1/2031	10	11
Gwinnett County School District GO	5.000%	2/1/2034	600	675
Gwinnett County School District GO	5.000%	2/1/2039	105	108
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2031	60	66
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2033	125	140
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2036	5	6
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/2038	200	186
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	310	273
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	290	308
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	350	372
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	960	1,020
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	640	690
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	10	11
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	1,205	1,343
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	180	201
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	150	167
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2038	20	20
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2038	105	105
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2041	430	414
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	190	209
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2043	5	5
Richmond County Board of Education GO	5.000%	10/1/2031	5	5
				24,929
Hawaii (0.7%)
Hawaii GO	5.000%	8/1/2026	15	15
Hawaii GO	5.000%	10/1/2026	350	351
Hawaii GO	5.000%	1/1/2027	370	374
Hawaii GO	5.000%	5/1/2027	115	117
Hawaii GO	5.000%	10/1/2027	165	166
Hawaii GO	5.000%	10/1/2027	55	55
Hawaii GO	5.000%	1/1/2028	495	511
Hawaii GO	5.000%	10/1/2028	130	131
Hawaii GO	5.000%	1/1/2030	225	232
Hawaii GO	4.000%	4/1/2030	60	60
Hawaii GO	4.000%	10/1/2030	1,725	1,727
Hawaii GO	4.000%	4/1/2031	75	75
Hawaii GO	4.000%	5/1/2031	35	35
Hawaii GO	4.000%	10/1/2031	55	55
Hawaii GO	3.000%	4/1/2032	730	700
Hawaii GO	4.000%	5/1/2032	420	422
Hawaii GO	4.000%	8/1/2032	10	10
Hawaii GO	5.000%	1/1/2033	75	77
Hawaii GO	4.000%	10/1/2035	840	840
Hawaii GO	5.000%	1/1/2036	195	200
Hawaii GO	4.000%	5/1/2036	20	20
Hawaii GO	4.000%	10/1/2036	805	805
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2026	140	140
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	135	137
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	70	71
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	355	364
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	485	503
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2028	530	555
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	735	777
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	135	143
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2029	100	104
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	250	268
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	75	81
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2030	10	10
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	25	27
Honolulu HI City & County GO	5.000%	7/1/2033	445	496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2033	70	78
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2035	30	34
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	200	222
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2039	210	228
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2042	135	130
	Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/2046	15	12
					11,358
Idaho (0.5%)
	Idaho GO	4.000%	6/30/2027	2,000	2,023
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	1,015	1,035
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	200	204
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	980	1,021
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	230	240
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2029	565	600
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	450	485
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	615	672
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	10	11
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	250	276
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	245	273
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	500	556
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2034	200	224
					7,620
Illinois (5.7%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	125	127
	Chicago IL GO	5.000%	1/1/2030	200	205
	Chicago IL GO	5.000%	1/1/2031	95	97
	Chicago IL GO	5.000%	1/1/2033	400	411
	Chicago IL GO	5.000%	1/1/2034	100	102
	Chicago IL GO	4.000%	1/1/2035	75	71
	Chicago IL GO	5.500%	1/1/2035	150	153
	Chicago IL GO	4.000%	1/1/2036	465	435
	Chicago IL GO	5.000%	1/1/2038	130	126
	Chicago IL GO	5.250%	1/1/2038	200	203
	Chicago IL GO	6.000%	1/1/2038	90	90
	Chicago IL GO	5.000%	1/1/2039	250	246
	Chicago IL GO	5.000%	1/1/2040	450	440
	Chicago IL GO	5.500%	1/1/2041	100	102
	Chicago IL GO	5.000%	1/1/2042	305	296
	Chicago IL GO	5.000%	1/1/2043	40	39
	Chicago IL GO	5.000%	1/1/2044	750	715
	Chicago IL GO	5.000%	1/1/2044	570	544
	Chicago IL GO	5.000%	1/1/2045	285	269
	Chicago IL GO	5.250%	1/1/2045	500	486
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	55	60
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	150	151
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	55	56
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	70	75
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	470	511
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	55	60
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2035	90	96
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	140	149
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	160	170
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2039	320	336
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2041	350	367
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	140	153
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	50	54
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	400	420
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	350	373
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	505	545
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	505	550
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	160	168
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	340	341
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	30	30
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	50	50
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	80	82
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	5	6
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	545	548
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	710	728
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	720	736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	25	27
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	500	534
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2042	695	679
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	595	555
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2041	45	48
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	90	95
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	225	236
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	205	216
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	435	455
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	1,135	1,155
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	15	15
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	50	51
	Cook County IL GO	5.000%	11/15/2028	55	58
	Cook County IL GO	5.000%	11/15/2029	740	785
	Cook County IL GO	5.000%	11/15/2030	300	302
	Cook County IL GO	5.000%	11/15/2031	145	146
	Cook County IL GO	5.000%	11/15/2032	150	160
	Cook County IL Sales Tax Revenue	4.000%	11/15/2039	75	71
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	150	140
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	260	242
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	120	125
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	585	612
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2031	80	84
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2033	205	205
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2037	15	15
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2039	50	47
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2041	25	23
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	105	112
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	115	124
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	100	109
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	150	163
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	435	480
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	135	149
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	50	55
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	75	83
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	175	166
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	5	5
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2040	195	179
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2044	405	430
	Illinois Finance Authority Water Revenue	5.000%	7/1/2036	100	106
	Illinois Finance Authority Water Revenue	4.000%	7/1/2037	565	561
	Illinois Finance Authority Water Revenue	4.000%	7/1/2039	180	173
	Illinois Finance Authority Water Revenue	5.000%	7/1/2039	10	11
	Illinois Finance Authority Water Revenue	5.000%	7/1/2040	130	141
	Illinois Finance Authority Water Revenue	5.000%	7/1/2041	5	5
	Illinois GO	5.000%	9/1/2026	200	200
	Illinois GO	5.000%	10/1/2026	650	652
	Illinois GO	3.250%	11/1/2026	210	210
	Illinois GO	5.000%	11/1/2026	1,225	1,231
	Illinois GO	5.000%	2/1/2027	585	591
	Illinois GO	5.000%	2/1/2027	205	207
	Illinois GO	5.000%	3/1/2027	105	106
	Illinois GO	5.000%	3/1/2027	75	76
	Illinois GO	5.000%	4/1/2027	1,000	1,014
	Illinois GO	5.000%	5/1/2027	100	102
	Illinois GO	5.000%	7/1/2027	490	499
	Illinois GO	5.250%	9/1/2027	250	256
	Illinois GO	5.000%	2/1/2028	190	192
	Illinois GO	5.000%	2/1/2028	165	170
	Illinois GO	5.000%	3/1/2028	100	103
	Illinois GO	5.000%	3/1/2028	275	284
	Illinois GO	5.000%	5/1/2028	70	72
	Illinois GO	5.000%	7/1/2028	45	47
	Illinois GO	5.000%	10/1/2028	60	63
	Illinois GO	5.000%	10/1/2028	740	771
	Illinois GO	5.000%	11/1/2028	260	266
	Illinois GO	5.000%	2/1/2029	50	51
	Illinois GO	5.000%	2/1/2029	1,260	1,318
	Illinois GO	5.000%	3/1/2029	800	838
	Illinois GO	5.000%	5/1/2029	45	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	7/1/2029	175	184
	Illinois GO	5.000%	10/1/2029	100	106
	Illinois GO	5.000%	11/1/2029	1,225	1,252
	Illinois GO	5.000%	12/1/2029	75	79
[1]	Illinois GO	4.000%	2/1/2030	15	15
	Illinois GO	5.000%	2/1/2030	455	482
	Illinois GO	5.000%	3/1/2030	35	37
	Illinois GO	5.000%	5/1/2030	215	228
	Illinois GO	5.000%	5/1/2030	100	106
	Illinois GO	5.500%	5/1/2030	65	68
	Illinois GO	5.000%	7/1/2030	335	356
	Illinois GO	5.000%	10/1/2030	150	156
	Illinois GO	5.000%	10/1/2030	775	804
[1]	Illinois GO	4.000%	2/1/2031	105	105
	Illinois GO	5.000%	2/1/2031	135	144
	Illinois GO	5.000%	3/1/2031	100	107
	Illinois GO	5.000%	3/1/2031	25	27
	Illinois GO	5.000%	3/1/2031	115	123
	Illinois GO	5.000%	5/1/2031	180	193
	Illinois GO	5.000%	7/1/2031	95	102
	Illinois GO	5.000%	12/1/2031	80	86
	Illinois GO	5.000%	2/1/2032	255	275
	Illinois GO	5.000%	3/1/2032	65	70
	Illinois GO	5.000%	7/1/2032	470	508
	Illinois GO	4.000%	10/1/2032	25	25
	Illinois GO	5.000%	12/1/2032	125	135
	Illinois GO	5.000%	3/1/2033	400	429
	Illinois GO	5.000%	5/1/2033	250	269
	Illinois GO	5.000%	5/1/2033	680	739
	Illinois GO	5.000%	7/1/2033	145	156
	Illinois GO	5.250%	9/1/2033	500	552
	Illinois GO	5.000%	10/1/2033	100	103
	Illinois GO	4.000%	12/1/2033	500	501
	Illinois GO	5.000%	2/1/2034	205	223
	Illinois GO	5.000%	3/1/2034	170	180
	Illinois GO	5.000%	3/1/2034	650	695
	Illinois GO	4.000%	10/1/2034	300	299
	Illinois GO	5.000%	5/1/2035	665	708
	Illinois GO	5.000%	5/1/2035	30	33
	Illinois GO	5.000%	7/1/2035	115	123
	Illinois GO	5.000%	9/1/2035	50	54
	Illinois GO	5.000%	10/1/2035	300	323
	Illinois GO	5.250%	10/1/2035	375	405
	Illinois GO	5.000%	12/1/2035	25	27
	Illinois GO	5.000%	2/1/2036	315	341
	Illinois GO	5.000%	3/1/2036	10	11
	Illinois GO	5.000%	3/1/2036	50	53
	Illinois GO	5.000%	5/1/2036	400	424
	Illinois GO	5.000%	7/1/2036	1,025	1,087
	Illinois GO	5.000%	9/1/2036	10	11
	Illinois GO	5.000%	10/1/2036	45	48
	Illinois GO	5.250%	10/1/2036	50	54
	Illinois GO	5.000%	12/1/2036	145	155
	Illinois GO	5.000%	3/1/2037	25	26
	Illinois GO	5.250%	3/1/2037	185	197
	Illinois GO	5.000%	5/1/2037	110	116
	Illinois GO	5.000%	5/1/2037	190	203
	Illinois GO	4.000%	7/1/2037	100	97
	Illinois GO	4.000%	10/1/2037	5	5
	Illinois GO	5.000%	2/1/2038	325	347
	Illinois GO	4.000%	3/1/2038	200	193
	Illinois GO	5.250%	3/1/2038	145	154
	Illinois GO	5.250%	5/1/2038	455	483
	Illinois GO	5.000%	10/1/2038	310	326
	Illinois GO	5.000%	12/1/2038	605	640
	Illinois GO	5.000%	2/1/2039	280	297
	Illinois GO	4.000%	3/1/2039	240	230
	Illinois GO	5.000%	5/1/2039	515	544
	Illinois GO	5.500%	5/1/2039	640	672
	Illinois GO	4.000%	10/1/2039	400	379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.000%	3/1/2040	235	222
	Illinois GO	5.000%	5/1/2040	145	152
	Illinois GO	5.000%	9/1/2040	15	16
	Illinois GO	4.000%	10/1/2040	210	197
	Illinois GO	4.250%	12/1/2040	25	24
	Illinois GO	5.000%	12/1/2040	750	784
	Illinois GO	5.000%	1/1/2041	300	300
	Illinois GO	4.000%	3/1/2041	100	93
	Illinois GO	5.000%	5/1/2041	475	496
	Illinois GO	5.250%	5/1/2041	85	89
	Illinois GO	4.000%	10/1/2041	215	200
	Illinois GO	4.000%	10/1/2041	75	70
	Illinois GO	5.000%	12/1/2041	30	31
	Illinois GO	5.500%	3/1/2042	755	801
	Illinois GO	5.250%	5/1/2042	70	74
	Illinois GO	5.000%	9/1/2042	250	259
	Illinois GO	5.000%	9/1/2043	200	207
	Illinois GO	4.000%	10/1/2043	450	413
	Illinois GO	5.125%	10/1/2043	35	36
	Illinois GO	5.250%	5/1/2044	150	157
	Illinois GO	5.250%	4/1/2045	390	410
	Illinois GO	5.250%	5/1/2045	100	104
	Illinois GO	5.000%	3/1/2046	115	116
	Illinois GO	5.250%	4/1/2046	675	705
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2028	235	243
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	75	82
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2035	200	222
	Illinois Sales Tax Revenue	5.000%	6/15/2027	90	92
	Illinois Sales Tax Revenue	5.000%	6/15/2028	595	618
	Illinois Sales Tax Revenue	5.000%	6/15/2030	195	208
	Illinois Sales Tax Revenue	5.000%	6/15/2030	270	287
	Illinois Sales Tax Revenue	5.000%	6/15/2033	80	87
	Illinois Sales Tax Revenue	5.000%	6/15/2033	40	44
	Illinois Sales Tax Revenue	5.000%	6/15/2034	300	328
	Illinois Sales Tax Revenue	5.000%	6/15/2035	705	766
	Illinois Sales Tax Revenue	5.000%	6/15/2036	260	281
	Illinois Sales Tax Revenue	5.000%	6/15/2037	100	107
	Illinois Sales Tax Revenue	5.000%	6/15/2037	5	5
	Illinois Sales Tax Revenue	5.000%	6/15/2038	105	112
	Illinois Sales Tax Revenue	5.000%	6/15/2039	35	37
	Illinois Sales Tax Revenue	5.000%	6/15/2040	85	90
	Illinois Sales Tax Revenue	5.000%	6/15/2042	20	21
	Illinois Sales Tax Revenue	5.000%	6/15/2042	560	586
	Illinois Sales Tax Revenue	4.750%	6/15/2043	10	10
	Illinois Sales Tax Revenue	5.000%	6/15/2043	25	26
	Illinois Sales Tax Revenue	5.000%	6/15/2044	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	65	66
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	815	823
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	500	505
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	175	181
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	235	242
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	330	347
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	70	75
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	15	16
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	20	21
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	200	213
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	235	235
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	260	260
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	70	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	235	235
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	810	813
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	10	11
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	265	265
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	50	50
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	135	148
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	530	578
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	40	43
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	535	537
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	385	385
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	905	906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	30	31
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	150	154
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	550	532
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	1,360	1,380
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	75	79
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	375	392
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	10	11
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	205	219
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	365	347
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	610	625
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	1,005	1,056
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	1,150	1,186
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	5	5
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	690	733
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	1,075	1,005
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	485	502
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	700	735
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	140	117
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2034	40	29
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	215	155
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	355	225
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	40	24
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	400	233
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2040	455	244
[1,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	100	53
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	230	231
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	55	56
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	105	92
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	590	548
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	300	131
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2045	220	91
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	80	40
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2026	85	86
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	225	227
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	665	670
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	20	22
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	280	282
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	100	109
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2032	15	17
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2039	345	371
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2040	5	5
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2041	565	604
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2042	10	11
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2043	10	11
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	425	389
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2029	75	79
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2031	85	91
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	300	303
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	200	206
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	25	26
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	45	49
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	510	554
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	145	151
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	120	130
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	125	137
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	25	26
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	175	170
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2039	250	240
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	100	96
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	500	532
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	855	907
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	395	401
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	200	204
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	205	209
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2045	425	441
	Schaumburg IL GO	4.000%	12/1/2041	10	10
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2039	30	32
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2040	380	401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	University of Illinois Board of Trustees College & University Revenue	4.000%	4/1/2043	185	170
					87,024
Indiana (0.5%)
	Allen County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2044	150	146
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2044	500	521
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2040	80	83
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2029	70	74
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	35	38
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	100	107
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	205	222
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2034	140	142
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2035	110	118
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2036	325	326
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	80	81
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	385	401
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	560	593
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2036	10	10
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2037	30	31
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2034	25	27
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2036	60	60
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	90	90
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	85	85
	Indiana Finance Authority Water Revenue (Citizens Energy Group Project)	5.000%	10/1/2031	60	66
	Indiana Finance Authority Water Revenue (Citizens Energy Group Project)	5.000%	10/1/2037	415	461
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2030	295	304
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2036	245	272
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	500	554
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2041	500	535
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	635	618
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	300	305
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	105	111
	Indiana University College & University Revenue	5.000%	6/1/2034	95	107
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2040	70	75
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2039	50	49
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	295	308
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	100	107
					7,027
Iowa (0.3%)
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	250	277
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	825	919
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	30	31
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	675	690
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	90	92
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	300	306
	Iowa Finance Authority Water Revenue	5.000%	8/1/2034	135	149
	Iowa Finance Authority Water Revenue	5.000%	8/1/2035	110	121
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	10	11
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	1,000	1,128
	Iowa Special Obligation Revenue	5.000%	6/1/2034	295	308
					4,032
Kansas (0.2%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	95	99
[2]	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/2045	145	154
[2]	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/2046	185	195
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	245	245
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	100	105
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	100	108
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2032	130	143
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2033	135	150
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2033	395	440
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2035	135	151
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2039	25	27
	Kansas Development Finance Authority College & University Revenue (Kansas State University Projects)	4.125%	5/1/2044	300	291
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	225	225
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2044	50	50
					2,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky (0.9%)
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	675	675
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	100	111
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	100	110
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	1,050	1,056
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	170	171
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	205	218
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2032	20	22
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2037	35	38
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2039	10	11
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2040	430	463
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	25	27
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	155	165
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2044	50	53
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	30	32
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2034	130	144
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	110	121
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2039	100	108
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2041	205	219
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2042	485	517
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2044	510	539
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2030	145	156
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2031	100	109
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2032	195	214
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2035	120	133
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2037	20	22
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2039	655	710
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2040	330	356
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2042	280	299
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2043	200	212
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2044	150	159
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2045	185	196
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2031	680	736
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2036	500	557
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2037	15	17
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2038	500	551
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2044	560	594
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/2027	465	475
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/2028	1,550	1,615
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2036	225	246
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2037	100	110
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2038	45	49
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	500	382
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	505	418
[1]	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2046	65	50
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/2041	75	78
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	9/1/2045	270	255
	University of Kentucky College & University Revenue	4.000%	4/1/2044	185	174
					13,673
Louisiana (0.3%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2045	415	398
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/2042	145	136
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2042	35	36
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	120	129
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	10	11
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	10	11
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	440	494
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2039	20	22
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	5	5
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2045	50	47
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2045	70	71
	Louisiana GO	5.000%	8/1/2028	50	50
	Louisiana GO	5.000%	9/1/2030	205	221
	Louisiana GO	5.000%	2/1/2031	550	597
	Louisiana GO	5.000%	9/1/2031	100	109
	Louisiana GO	5.000%	6/1/2044	400	427
	Louisiana GO	4.000%	5/1/2045	5	5
	Louisiana GO	5.000%	6/1/2045	5	5
	Louisiana GO	4.000%	5/1/2046	370	356

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	600	611
Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	150	152
Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2035	105	106
Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	15	15
Louisiana Public Facilities Authority College & University Revenue	5.000%	7/1/2046	10	10
Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	420	432
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/2044	5	5
				4,461
Maine (0.0%)
Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	25	24
Maryland (2.1%)
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2046	730	720
Baltimore MD Water Revenue	5.000%	7/1/2044	50	50
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2041	170	170
Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/2044	45	42
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2046	50	49
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	325	326
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	285	286
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	210	215
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2027	955	983
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2028	445	467
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	60	61
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	295	301
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2031	60	59
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2031	210	193
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2031	95	102
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	105	103
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/2032	5	5
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2032	145	156
Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/2033	65	59
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2033	25	27
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2034	110	104
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2034	170	181
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2034	600	666
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2035	1,000	1,104
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2036	560	457
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/2039	400	394
Maryland GO	4.000%	8/1/2026	85	85
Maryland GO	5.000%	8/1/2026	300	300
Maryland GO	5.000%	8/1/2026	710	710
Maryland GO	5.000%	8/1/2026	50	50
Maryland GO	5.000%	8/1/2026	105	105
Maryland GO	5.000%	8/1/2026	435	435
Maryland GO	5.000%	3/15/2027	400	406
Maryland GO	5.000%	3/15/2027	515	523
Maryland GO	3.000%	8/1/2027	90	90
Maryland GO	5.000%	8/1/2027	320	328
Maryland GO	4.000%	3/1/2028	50	51
Maryland GO	5.000%	3/1/2028	280	291
Maryland GO	5.000%	3/15/2028	190	198
Maryland GO	5.000%	3/15/2028	265	275
Maryland GO	5.000%	6/1/2028	100	104
Maryland GO	5.000%	6/1/2028	200	209
Maryland GO	4.000%	8/1/2028	145	149
Maryland GO	5.000%	8/1/2028	160	167
Maryland GO	5.000%	8/1/2028	230	241
Maryland GO	5.000%	8/1/2028	225	235
Maryland GO	5.000%	3/1/2029	55	58
Maryland GO	5.000%	3/15/2029	1,025	1,062
Maryland GO	5.000%	6/1/2029	250	265
Maryland GO	5.000%	6/1/2029	175	186
Maryland GO	4.000%	8/1/2029	345	357
Maryland GO	5.000%	8/1/2029	65	69
Maryland GO	5.000%	8/1/2029	675	718
Maryland GO	5.000%	8/1/2029	210	219
Maryland GO	5.000%	3/1/2030	165	177
Maryland GO	5.000%	3/15/2030	60	62
Maryland GO	5.000%	3/15/2030	590	622

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	3/15/2030	345	371
Maryland GO	5.000%	6/1/2030	235	253
Maryland GO	5.000%	6/1/2030	550	593
Maryland GO	4.000%	8/1/2030	20	20
Maryland GO	5.000%	8/1/2030	165	175
Maryland GO	5.000%	8/1/2030	105	109
Maryland GO	5.000%	3/1/2031	50	55
Maryland GO	5.000%	3/15/2031	100	105
Maryland GO	5.000%	3/15/2031	125	129
Maryland GO	5.000%	3/15/2031	125	134
Maryland GO	5.000%	3/15/2031	5	6
Maryland GO	3.000%	6/1/2031	20	20
Maryland GO	5.000%	6/1/2031	200	219
Maryland GO	5.000%	8/1/2031	300	312
Maryland GO	5.000%	8/1/2031	490	527
Maryland GO	5.000%	8/1/2031	40	44
Maryland GO	5.000%	3/1/2032	150	163
Maryland GO	5.000%	6/1/2032	480	530
Maryland GO	5.000%	8/1/2032	1,045	1,139
Maryland GO	5.000%	3/1/2033	315	341
Maryland GO	3.125%	3/15/2033	200	196
Maryland GO	5.000%	6/1/2033	275	303
Maryland GO	5.000%	6/1/2033	55	61
Maryland GO	5.000%	8/1/2033	200	217
Maryland GO	5.000%	8/1/2033	125	134
Maryland GO	5.000%	3/1/2034	105	113
Maryland GO	5.000%	3/15/2034	280	310
Maryland GO	5.000%	6/1/2034	200	219
Maryland GO	5.000%	6/1/2034	200	225
Maryland GO	2.250%	8/1/2034	20	18
Maryland GO	5.000%	8/1/2034	10	11
Maryland GO	5.000%	3/1/2035	380	408
Maryland GO	4.000%	3/15/2035	5	5
Maryland GO	5.000%	3/15/2035	70	77
Maryland GO	5.000%	6/1/2035	150	163
Maryland GO	5.000%	6/1/2035	350	390
Maryland GO	4.000%	8/1/2035	15	15
Maryland GO	5.000%	3/15/2036	510	558
Maryland GO	5.000%	6/1/2036	5	5
Maryland GO	5.000%	6/1/2036	945	1,047
Maryland GO	4.000%	8/1/2036	55	56
Maryland GO	5.000%	3/15/2037	550	598
Maryland GO	5.000%	6/1/2037	5	5
Maryland GO	5.000%	6/1/2038	500	552
Maryland GO	5.000%	6/1/2038	1,000	1,113
Maryland GO	5.000%	6/1/2039	10	11
Maryland GO	5.000%	6/1/2040	500	548
Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2046	1,000	937
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	380	386
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2031	5	6
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2038	155	169
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2045	180	174
Montgomery County MD GO	5.000%	10/1/2026	125	126
Montgomery County MD GO	5.000%	12/1/2029	120	128
Montgomery County MD GO	5.000%	12/1/2032	225	250
Montgomery County MD GO	5.000%	12/1/2035	480	543
Prince George's County MD GO	5.000%	9/15/2026	350	351
Prince George's County MD GO	5.000%	7/15/2027	145	148
Prince George's County MD GO	3.000%	9/15/2028	45	45
Prince George's County MD GO	5.000%	7/15/2031	75	78
				31,971
Massachusetts (3.7%)
Boston MA GO	5.000%	6/1/2041	5	6
Boston MA GO	5.000%	2/1/2043	35	37
Commonwealth of Massachusetts GO	5.000%	10/1/2026	60	60
Commonwealth of Massachusetts GO	5.000%	11/1/2026	65	65
Commonwealth of Massachusetts GO	5.000%	9/1/2027	350	359
Commonwealth of Massachusetts GO	5.000%	9/1/2027	120	123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	10/1/2027	465	478
	Commonwealth of Massachusetts GO	3.000%	7/1/2028	15	15
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	975	1,018
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	50	52
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	120	126
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	115	121
	Commonwealth of Massachusetts GO	5.000%	1/1/2029	400	413
	Commonwealth of Massachusetts GO	5.000%	3/1/2029	175	185
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	245	261
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	215	229
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	95	100
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	55	59
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	60	65
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	345	373
[6]	Commonwealth of Massachusetts GO	5.500%	8/1/2030	265	287
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	475	514
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	305	330
	Commonwealth of Massachusetts GO	5.000%	10/1/2030	800	867
	Commonwealth of Massachusetts GO	5.000%	12/1/2030	250	272
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	60	63
	Commonwealth of Massachusetts GO	5.000%	6/1/2031	5	5
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	110	110
	Commonwealth of Massachusetts GO	5.000%	9/1/2031	1,215	1,332
	Commonwealth of Massachusetts GO	5.000%	10/1/2031	160	176
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	25	27
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	130	143
	Commonwealth of Massachusetts GO	5.000%	12/1/2031	100	110
	Commonwealth of Massachusetts GO	5.000%	1/1/2032	10	10
	Commonwealth of Massachusetts GO	5.000%	2/1/2032	125	138
	Commonwealth of Massachusetts GO	5.000%	3/1/2032	700	771
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	630	675
	Commonwealth of Massachusetts GO	5.000%	10/1/2032	55	61
	Commonwealth of Massachusetts GO	5.000%	11/1/2032	330	366
	Commonwealth of Massachusetts GO	5.000%	2/1/2033	15	16
	Commonwealth of Massachusetts GO	5.000%	5/1/2033	50	56
	Commonwealth of Massachusetts GO	5.000%	6/1/2033	1,530	1,707
	Commonwealth of Massachusetts GO	5.000%	7/1/2033	1,025	1,145
	Commonwealth of Massachusetts GO	5.000%	10/1/2033	75	83
	Commonwealth of Massachusetts GO	3.000%	11/1/2033	310	296
	Commonwealth of Massachusetts GO	5.000%	11/1/2033	100	107
	Commonwealth of Massachusetts GO	4.000%	2/1/2034	55	57
	Commonwealth of Massachusetts GO	2.000%	3/1/2034	470	405
	Commonwealth of Massachusetts GO	5.000%	5/1/2034	80	89
	Commonwealth of Massachusetts GO	3.000%	9/1/2034	35	33
	Commonwealth of Massachusetts GO	4.000%	9/1/2034	550	550
	Commonwealth of Massachusetts GO	5.000%	10/1/2034	115	128
	Commonwealth of Massachusetts GO	3.000%	11/1/2034	15	14
	Commonwealth of Massachusetts GO	5.000%	1/1/2035	40	45
	Commonwealth of Massachusetts GO	5.000%	5/1/2035	295	325
	Commonwealth of Massachusetts GO	5.000%	5/1/2035	200	223
	Commonwealth of Massachusetts GO	3.000%	7/1/2035	100	94
	Commonwealth of Massachusetts GO	5.000%	10/1/2035	40	44
	Commonwealth of Massachusetts GO	5.000%	10/1/2035	50	55
	Commonwealth of Massachusetts GO	3.000%	11/1/2035	130	121
	Commonwealth of Massachusetts GO	5.000%	1/1/2036	10	10
	Commonwealth of Massachusetts GO	5.000%	2/1/2036	65	66
	Commonwealth of Massachusetts GO	3.000%	3/1/2036	120	110
	Commonwealth of Massachusetts GO	5.000%	5/1/2036	400	443
	Commonwealth of Massachusetts GO	4.000%	9/1/2036	150	150
	Commonwealth of Massachusetts GO	4.000%	11/1/2036	55	56
	Commonwealth of Massachusetts GO	5.000%	12/1/2036	100	101
	Commonwealth of Massachusetts GO	5.000%	1/1/2037	1,000	1,099
	Commonwealth of Massachusetts GO	5.000%	3/1/2037	5	6
	Commonwealth of Massachusetts GO	5.000%	4/1/2037	200	202
	Commonwealth of Massachusetts GO	5.000%	9/1/2037	45	46
	Commonwealth of Massachusetts GO	5.000%	10/1/2037	480	518
	Commonwealth of Massachusetts GO	5.000%	10/1/2037	5	5
	Commonwealth of Massachusetts GO	4.000%	11/1/2037	5	5
	Commonwealth of Massachusetts GO	5.000%	1/1/2038	205	224
	Commonwealth of Massachusetts GO	5.000%	3/1/2038	505	551

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	5/1/2038	375	405
Commonwealth of Massachusetts GO	4.000%	10/1/2038	40	40
Commonwealth of Massachusetts GO	3.000%	11/1/2038	130	114
Commonwealth of Massachusetts GO	5.000%	11/1/2038	60	65
Commonwealth of Massachusetts GO	5.000%	12/1/2038	570	573
Commonwealth of Massachusetts GO	3.250%	2/1/2039	130	118
Commonwealth of Massachusetts GO	5.000%	4/1/2039	200	219
Commonwealth of Massachusetts GO	5.000%	5/1/2039	320	331
Commonwealth of Massachusetts GO	5.000%	5/1/2039	20	22
Commonwealth of Massachusetts GO	5.000%	6/1/2039	200	219
Commonwealth of Massachusetts GO	3.000%	7/1/2039	115	99
Commonwealth of Massachusetts GO	5.000%	8/1/2039	115	124
Commonwealth of Massachusetts GO	4.000%	9/1/2039	150	145
Commonwealth of Massachusetts GO	3.000%	11/1/2039	110	94
Commonwealth of Massachusetts GO	5.000%	12/1/2039	300	328
Commonwealth of Massachusetts GO	5.000%	1/1/2040	190	205
Commonwealth of Massachusetts GO	3.500%	2/1/2040	20	18
Commonwealth of Massachusetts GO	4.000%	2/1/2040	400	397
Commonwealth of Massachusetts GO	2.000%	3/1/2040	85	60
Commonwealth of Massachusetts GO	5.000%	3/1/2040	5	5
Commonwealth of Massachusetts GO	5.000%	5/1/2040	50	52
Commonwealth of Massachusetts GO	5.000%	5/1/2040	5	5
Commonwealth of Massachusetts GO	5.000%	7/1/2040	40	42
Commonwealth of Massachusetts GO	5.000%	8/1/2040	15	16
Commonwealth of Massachusetts GO	3.250%	9/1/2040	265	233
Commonwealth of Massachusetts GO	5.000%	11/1/2040	270	291
Commonwealth of Massachusetts GO	5.000%	12/1/2040	250	270
Commonwealth of Massachusetts GO	5.000%	12/1/2040	240	261
Commonwealth of Massachusetts GO	4.000%	2/1/2041	55	52
Commonwealth of Massachusetts GO	2.000%	3/1/2041	40	28
Commonwealth of Massachusetts GO	3.000%	4/1/2041	470	383
Commonwealth of Massachusetts GO	5.000%	5/1/2041	510	525
Commonwealth of Massachusetts GO	5.000%	5/1/2041	5	5
Commonwealth of Massachusetts GO	5.000%	8/1/2041	45	48
Commonwealth of Massachusetts GO	5.000%	10/1/2041	110	117
Commonwealth of Massachusetts GO	5.000%	11/1/2041	80	81
Commonwealth of Massachusetts GO	5.000%	12/1/2041	10	11
Commonwealth of Massachusetts GO	5.000%	12/1/2041	30	32
Commonwealth of Massachusetts GO	5.000%	4/1/2042	20	20
Commonwealth of Massachusetts GO	5.000%	5/1/2042	25	26
Commonwealth of Massachusetts GO	4.000%	9/1/2042	615	583
Commonwealth of Massachusetts GO	3.000%	11/1/2042	30	25
Commonwealth of Massachusetts GO	5.000%	11/1/2042	230	246
Commonwealth of Massachusetts GO	5.000%	12/1/2042	5	5
Commonwealth of Massachusetts GO	5.000%	12/1/2042	500	541
Commonwealth of Massachusetts GO	2.500%	3/1/2043	225	163
Commonwealth of Massachusetts GO	5.000%	5/1/2043	45	48
Commonwealth of Massachusetts GO	5.000%	6/1/2043	1,000	1,080
Commonwealth of Massachusetts GO	5.250%	9/1/2043	25	26
Commonwealth of Massachusetts GO	5.000%	11/1/2043	50	53
Commonwealth of Massachusetts GO	5.250%	1/1/2044	20	21
Commonwealth of Massachusetts GO	3.000%	4/1/2044	320	252
Commonwealth of Massachusetts GO	5.000%	5/1/2044	230	236
Commonwealth of Massachusetts GO	4.000%	12/1/2044	30	28
Commonwealth of Massachusetts GO	5.000%	12/1/2044	40	43
Commonwealth of Massachusetts GO	4.000%	2/1/2045	70	66
Commonwealth of Massachusetts GO	5.000%	4/1/2045	200	212
Commonwealth of Massachusetts GO	4.000%	5/1/2045	455	428
Commonwealth of Massachusetts GO	5.000%	5/1/2045	145	153
Commonwealth of Massachusetts GO	4.000%	7/1/2045	30	28
Commonwealth of Massachusetts GO	5.000%	7/1/2045	75	77
Commonwealth of Massachusetts GO	5.000%	11/1/2045	330	341
Commonwealth of Massachusetts GO	5.000%	11/1/2045	10	10
Commonwealth of Massachusetts GO	4.000%	12/1/2045	40	38
Commonwealth of Massachusetts GO	5.000%	12/1/2045	150	160
Commonwealth of Massachusetts GO	4.000%	4/1/2046	155	144
Commonwealth of Massachusetts GO	5.000%	4/1/2046	35	37
Commonwealth of Massachusetts GO	5.000%	6/1/2046	20	21
Commonwealth of Massachusetts GO	3.000%	9/1/2046	490	381
Commonwealth of Massachusetts GO	5.000%	12/1/2046	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2030	55	59
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2041	150	158
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.500%	6/1/2042	25	22
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2042	1,000	1,009
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2042	45	47
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	55	56
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	130	136
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2045	30	32
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/2046	635	595
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2045	340	321
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2037	10	11
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	25	24
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	150	162
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	40	43
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2034	645	738
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	150	165
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	5	5
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	235	231
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	45	49
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	405	419
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	500	541
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2044	195	188
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	500	537
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	5	5
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	250	265
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2044	5	5
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	210	201
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2029	355	375
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2029	1,000	1,068
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2031	770	838
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2031	5	5
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	350	389
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	615	683
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	500	561
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	60	68
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	100	105
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	1,255	1,319
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2036	5	6
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	800	902
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	30	32
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	5	6
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	550	598
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	635	717
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	5	5
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2041	245	258
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	270	256
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2042	320	336
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	525	547
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	725	691
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	210	222
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	160	160
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2031	720	784
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	590	645
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	458	506
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2035	285	316
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	125	141
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	1,320	1,474
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2030	250	269
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2035	250	283
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2036	280	318
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	20	22
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	425	483
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	425	483
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	100	108
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	175	169
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	310	318
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2045	250	259
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	310	326
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2031	15	16
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2033	275	287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	115	120
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2026	615	615
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	105	105
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2029	65	70
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	85	85
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2032	400	444
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2036	25	29
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2038	5	6
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2039	15	16
	Massachusetts Water Resources Authority Water Revenue	3.000%	8/1/2042	185	185
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	25	25
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2037	615	690
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2038	200	222
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2042	45	46
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2045	20	19
					57,193
Michigan (1.0%)
[1,7]	Detroit City School District GO	5.250%	5/1/2030	55	59
[1,7]	Detroit City School District GO	5.250%	5/1/2032	240	262
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	105	114
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	400	434
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2032	45	49
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	135	150
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	180	200
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2036	160	179
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	10	11
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	25	27
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	400	439
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2033	200	222
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	720	799
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	90	100
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	5	5
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	30	33
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2044	105	112
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2045	80	85
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2046	540	567
	Great Lakes Water Authority Water Supply System Water Revenue PUT	3.450%	7/1/2030	150	150
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	190	206
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	825	837
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	535	544
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/2045	90	69
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2031	475	477
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	195	196
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	380	382
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	255	281
	Michigan State University College & University Revenue	4.000%	2/15/2044	430	407
	Michigan State University College & University Revenue	4.000%	2/15/2044	350	332
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2029	310	331
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	335	363
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	430	471
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	235	254
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	10	11
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	350	382
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2034	260	282
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2035	590	636
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	300	302
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2036	40	42
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	5	5
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	55	55
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	155	153
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	15	15
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	25	24
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	100	96
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	1,000	934
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	615	570
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2045	45	47
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2046	145	133
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2033	120	134

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2034	515	572
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2035	250	276
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2036	470	516
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2037	5	5
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	30	33
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	85	91
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	25	27
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	225	239
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/2044	15	16
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2046	20	20
Wayne State University College & University Revenue	5.000%	11/15/2043	30	31
				14,794
Minnesota (0.8%)
Metropolitan Council GAN GO	5.000%	12/1/2026	400	403
Metropolitan Council GAN GO	5.000%	12/1/2027	50	52
Metropolitan Council GAN GO	5.000%	12/1/2028	300	315
Metropolitan Council GAN GO	5.000%	12/1/2029	250	267
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	120	121
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	1,235	1,246
Minnesota (State Office Building Project) COP	5.000%	11/1/2037	75	81
Minnesota (State Office Building Project) COP	5.000%	11/1/2038	610	659
Minnesota (State Office Building Project) COP	5.000%	11/1/2039	20	21
Minnesota (State Office Building Project) COP	5.000%	11/1/2040	30	32
Minnesota (State Office Building Project) COP	5.000%	11/1/2041	95	101
Minnesota (State Office Building Project) COP	5.000%	11/1/2043	500	532
Minnesota Appropriations Revenue	5.000%	3/1/2027	205	208
Minnesota Appropriations Revenue	5.000%	3/1/2030	25	27
Minnesota GO	5.000%	8/1/2026	155	155
Minnesota GO	5.000%	8/1/2026	185	185
Minnesota GO	5.000%	8/1/2026	1,000	1,000
Minnesota GO	5.000%	9/1/2027	235	241
Minnesota GO	5.000%	8/1/2028	150	157
Minnesota GO	5.000%	8/1/2028	125	131
Minnesota GO	5.000%	9/1/2028	325	341
Minnesota GO	5.000%	10/1/2028	305	313
Minnesota GO	5.000%	8/1/2029	340	362
Minnesota GO	5.000%	9/1/2029	25	27
Minnesota GO	5.000%	8/1/2030	50	54
Minnesota GO	5.000%	9/1/2030	80	87
Minnesota GO	5.000%	8/1/2031	30	33
Minnesota GO	5.000%	9/1/2031	65	71
Minnesota GO	5.000%	8/1/2032	335	370
Minnesota GO	5.000%	8/1/2032	150	166
Minnesota GO	5.000%	9/1/2032	50	54
Minnesota GO	5.000%	8/1/2033	190	212
Minnesota GO	5.000%	8/1/2034	500	562
Minnesota GO	5.000%	8/1/2035	445	497
Minnesota GO	5.000%	8/1/2036	5	5
Minnesota GO	5.000%	8/1/2036	730	818
Minnesota GO	5.000%	8/1/2037	250	275
Minnesota GO	5.000%	8/1/2038	20	22
Minnesota GO	4.000%	9/1/2038	20	20
Minnesota GO	5.000%	8/1/2040	10	11
Minnesota GO	5.000%	8/1/2042	160	172
Minnesota GO	5.000%	8/1/2043	5	5
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2031	170	185
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2032	265	293
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2033	835	933
St. Louis County MN GO	3.000%	12/1/2026	80	80
				11,902
Mississippi (0.2%)
Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2032	50	55
Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	100	96
Mississippi GO	5.000%	10/1/2026	100	100
Mississippi GO	5.000%	10/1/2028	640	657
Mississippi GO	5.000%	10/1/2029	500	513
Mississippi GO	4.000%	10/1/2036	40	40
Mississippi GO	4.000%	10/1/2037	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi GO, Prere.	5.000%	11/1/2026	450	453
	Mississippi GO, Prere.	5.000%	10/1/2027	640	657
					2,576
Missouri (0.3%)
	Jackson County MO Reorganized School District No. 7 GO	5.000%	3/1/2046	260	273
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	155	158
	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2031	30	33
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2027	375	382
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2031	610	665
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	130	143
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	4.000%	5/1/2033	5	5
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2030	200	215
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2031	230	251
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2040	165	165
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2031	265	289
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2035	150	169
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2031	45	50
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2026	560	563
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	860	929
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	140	157
					4,447
Montana (0.0%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	15	15
Nebraska (0.2%)
	Lincoln NE Electric System Electric Power & Light Revenue	4.000%	9/1/2040	45	43
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	60	62
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	600	618
	Omaha NE Sewer Revenue	4.000%	11/15/2044	30	28
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	500	525
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	260	272
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2035	530	586
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	55	61
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	285	308
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	170	172
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	295	313
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2046	370	382
	Omaha School District GO	3.000%	12/15/2041	5	4
					3,374
Nevada (0.6%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	870	907
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	950	1,007
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	45	48
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	80	84
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	95	96
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	550	593
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	800	777
	Clark County NV GO	5.000%	11/1/2026	250	252
	Clark County NV GO	5.000%	11/1/2028	15	15
	Clark County NV GO	5.000%	6/1/2038	60	62
	Clark County NV GO	5.000%	6/1/2043	565	576
	Clark County School District GO	5.000%	6/15/2039	5	5
	Clark County School District GO	5.000%	6/15/2043	20	21
	Clark County School District GO	5.000%	6/15/2045	500	521
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	1,225	1,248
	Las Vegas Valley Water District GO	5.000%	6/1/2033	365	406
	Las Vegas Valley Water District GO	5.000%	6/1/2035	255	284
	Las Vegas Valley Water District GO	5.000%	6/1/2036	170	189
	Las Vegas Valley Water District GO	5.000%	6/1/2037	315	347
	Las Vegas Valley Water District GO	5.000%	6/1/2039	10	11
	Las Vegas Valley Water District GO	5.000%	6/1/2044	5	5
	Las Vegas Valley Water District GO	5.000%	6/1/2046	60	64
	Nevada GO	5.000%	10/1/2026	500	502
	Nevada GO	5.000%	5/1/2040	5	5
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	60	60
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2027	150	150
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2030	235	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2031	310	316
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	250	250
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	390	400
					9,440
New Hampshire (0.0%)
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/2032	200	220
New Jersey (4.4%)
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/2046	5	5
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/2031	10	10
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	275	276
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	60	60
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2033	75	79
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	270	272
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	20	20
[8]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	1,000	1,028
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	55	57
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2036	250	277
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	775	779
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	105	107
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2033	35	37
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	150	144
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	10	10
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	355	360
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2043	410	420
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2038	10	11
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2041	250	268
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	270	274
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	1,120	1,211
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	750	838
	New Jersey GO	5.000%	6/1/2028	1,020	1,062
	New Jersey GO	5.000%	6/1/2029	1,300	1,378
	New Jersey GO	4.000%	6/1/2030	410	425
	New Jersey GO	4.000%	6/1/2031	1,095	1,141
	New Jersey GO	3.000%	6/1/2032	100	98
	New Jersey GO	4.000%	6/1/2032	675	705
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	370	366
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	470	465
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	750	754
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	350	336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	870	834
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	15	15
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	250	258
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	725	729
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	355	329
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	60	56
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	635	589
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	530	555
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	210	210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	145	153
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	425	381
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	340	305
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	245	245
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	260	278
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	440	380
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	795	687
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	100	104
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	50	50
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	570	571
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	685	740
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	30	32
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	530	439
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	385	319
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	440	444
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	190	201
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	250	269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	240	262
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	2,090	1,672
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	245	254
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	20	21
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	450	482
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	135	148
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2033	55	42
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2033	90	69
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2034	380	383
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	75	81
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	370	404
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	45	33
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	1,285	943
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	130	134
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2035	180	194
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	170	118
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	345	239
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	25	25
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	65	43
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	210	224
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	10	11
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	45	28
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	400	250
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	180	179
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,150	679
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	40	39
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2039	5	5
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	50	48
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	375	387
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	350	334
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	500	265
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	40	38
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	400	375
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	130	124
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/2046	150	157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	145	151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	35	38
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	125	130
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	135	147
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	110	121
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	75	80
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	90	98
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2036	285	285
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	495	527
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	25	27
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	250	273
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	15	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	100	108
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	140	135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	395	421
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	155	163
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	105	111
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2041	5	5
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2041	235	251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2042	45	42
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	20	21
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	445	466
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	320	328
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2044	265	253
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	10	10
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	740	764
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	4.500%	12/15/2028	35	36
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.500%	12/15/2032	225	257
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2032	35	36
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	5	5
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2036	25	25
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	130	136
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	100	87
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	1,015	968
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	255	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	1,145	1,164
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	195	179
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	795	814
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	590	497
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2028	25	26
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	970	1,057
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	225	247
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	505	558
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	1,310	1,445
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	230	252
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	150	161
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	50	55
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	795	849
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2039	5	5
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	560	614
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	200	196
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	200	214
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	200	217
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	240	254
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2042	50	53
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2031	100	108
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	205	226
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	210	233
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	235	258
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	500	553
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2037	20	22
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2038	155	168
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	15	16
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	595	639
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	110	117
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	30	32
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	345	365
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	500	531
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	30	32
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	500	526
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	25	26
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	195	155
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2033	115	88
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	100	59
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	1,065	595
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	50	50
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	310	313
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	125	132
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	100	107
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	435	470
[4]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,000	1,065
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	525	567
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	110	111
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	250	274
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,100	1,203
[4]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	440	474
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	475	478
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	1,000	1,101
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	600	661
[4]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	270	293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	150	167
[4]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	320	349
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	130	133
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	15	15
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	80	89
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2037	70	70
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/2038	335	303
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2040	415	423
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	760	739
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	20	21
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	100	106
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	500	541
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2043	100	96
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	200	214
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	500	539
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	35	37
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	220	235
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	950	1,019
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	195	207
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	1,035	1,080
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	500	530
	New Jersey Turnpike Authority Highway Revenue PUT	5.000%	7/1/2036	1,425	1,570
	Parsippany-Troy Hills Township NJ GO	3.000%	9/15/2026	75	75
					67,355
New Mexico (0.3%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	495	505
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	220	229
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	205	213
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	495	525
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	325	350
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2026	625	630
	New Mexico GO	5.000%	3/1/2032	90	99
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	160	164
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	125	130
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	645	684
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	170	180
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	20	22
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	15	16
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	5	5
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	115	125
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	30	33
					3,910
New York (23.0%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2040	55	57
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2042	105	115
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	250	274
	Battery Park City Authority Miscellaneous Revenue	4.000%	11/1/2044	200	193
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2044	45	49
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2045	85	92
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/2046	275	253
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	55	59
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	120	129
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	110	118
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	50	51
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	40	43
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	15	15
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	135	145
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	100	107
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	125	133
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	660	668
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	370	377
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2035	385	389
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	170	172
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	170	176
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	100	107
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	90	91
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	150	159
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	100	104
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	160	160
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	5	5
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	290	300
	Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2037	305	333
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	230	228
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	200	211
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	120	124
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	240	235
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	90	88
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	250	245
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	50	51
	Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2039	75	81
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	155	130
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	515	499
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	370	380
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	500	474
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	165	156
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	85	89
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	70	72
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	150	141
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	845	866
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	475	496
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	70	66
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	275	258
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	70	73
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	115	118
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	15	14
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	1,000	1,042
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	435	445
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	345	319
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	690	638
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	105	107
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	10	9
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	150	136
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2034	30	34
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2045	30	32
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2046	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2032	15	16
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	230	247
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	260	272
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	210	207
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	235	245
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	250	260
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	210	174
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	180	186
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	430	405
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	225	214
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	35	33
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	445	421
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	40	37
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	540	507
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	120	121
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	625	631
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	255	258
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2036	80	80
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2036	280	283
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	75	76
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	1,530	1,541
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	1,850	1,861
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	755	699
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	265	252
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	1,215	1,221
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2029	140	128
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2032	50	52
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	155	155
[4]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	260	287
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2033	340	352
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	455	472
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2034	165	184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	655	678
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	295	295
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	185	206
[4]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	95	107
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	180	186
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	95	102
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	230	230
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	190	193
[4]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	210	223
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	580	578
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	80	79
[4]	Long Island Power Authority Electric Power & Light Revenue PUT	3.400%	9/1/2030	465	465
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	80	78
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	80	81
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.125%	11/15/2033	40	38
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	460	469
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	15	15
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2035	465	467
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	1,495	1,501
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2040	75	81
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	325	327
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	615	658
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	40	43
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	455	483
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	10	11
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	105	105
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	205	178
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	500	402
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	960	966
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	70	72
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	40	41
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	20	20
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	275	277
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	160	166
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	450	473
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	155	163
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	215	193
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	275	284
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	245	246
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	450	452
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	550	594
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	870	897
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	10	8
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2032	145	134
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	300	322
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	80	88
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	110
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	275	209
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	185	190
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	55	57
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	220	226
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	175	195
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	1,005	1,117
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	145	160
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	340	378
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	360	361
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	160	178
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	160	141
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	390	385
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	200	196
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	1,385	1,389
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	675	728
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	5	5
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	195	187
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	50	47
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	200	207
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	160	170
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	5	5
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	90	47
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	340	317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	200	165
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	645	589
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	1,015	928
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	30	28
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	300	316
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	115	121
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	165	150
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	375	346
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	25	26
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	115	118
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	175	178
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	95	99
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	25	22
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	620	554
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2034	40	45
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	180	187
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2033	160	166
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2034	265	273
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2034	95	103
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2035	70	72
	Nassau County NY GO	4.000%	4/1/2043	265	255
[1]	Nassau County NY GO	5.000%	7/1/2045	5	5
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	5	4
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	25	26
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	345	316
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	35	27
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	60	52
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	25	21
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	930	851
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	80	72
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	85	87
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	1,205	1,230
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	830	837
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	500	522
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	400	412
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	10	10
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	465	502
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	530	573
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	165	181
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	35	38
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	130	142
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	40	43
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	85	92
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	425	432
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	635	703
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	610	611
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	35	36
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	210	221
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	100	112
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	845	944
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	200	207
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	65	68
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	250	281
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	105	118
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	245	276
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	170	184
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	515	582
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	35	39
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	85	94
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	55	62
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	100	113
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	245	273
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2036	30	30
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	245	249
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	340	385
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	35	39
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	195	221
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	300	270
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	480	479

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	100	100
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,710	1,721
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	155	157
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	155	159
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	230	256
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	100	113
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	305	307
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2038	70	69
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	1,500	1,520
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	75	77
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	5	5
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	320	322
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	505	527
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	135	147
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	300	332
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	210	238
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2038	150	173
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	100	98
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	145	142
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	100	109
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	25	27
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	100	110
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2039	45	51
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	490	446
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	445	430
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	510	530
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	150	154
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	235	244
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	300	306
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	300	306
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	50	52
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	145	138
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	155	149
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	315	329
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	155	146
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	290	272
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	95	90
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	230	216
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2043	100	94
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	530	564
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	75	81
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	920	731
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	285	264
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	90	93
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	160	171
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	75	64
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	675	622
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	495	471
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	95	89
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	115	116
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	935	950
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	570	596
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	475	355
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	215	197
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	15	14
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	30	27
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	115	108
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	175	176
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	10	10
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	40	42
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	30	31
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	215	226
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	55	58
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	15	15
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	15	16
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	40	42
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	20	22
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	345	358
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	100	108
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2034	185	189

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	370	405
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2035	330	335
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	315	326
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	75	75
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	635	656
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	740	741
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	95	98
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	90	83
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2044	635	580
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	90	94
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	50	52
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	465	483
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	75	78
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	245	254
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	985	1,023
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	175	181
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2036	10	10
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	205	202
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	30	29
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	1,045	979
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	265	245
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	130	133
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	555	567
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	180	164
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	1,615	1,646
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	750	768
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2035	55	62
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2036	20	23
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2037	10	11
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2037	255	285
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	5	5
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	205	223
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	185	200
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	65	70
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	55	59
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	245	246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	200	206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	460	474
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	630	649
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	100	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	100	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	130	136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	350	367
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	500	525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	205	215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	355	372
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	215	229
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	250	267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	265	283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	230	245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	285	305
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	245	263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	135	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	120	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	75	81
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	195	211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	500	541
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	335	363
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	535	579
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	200	217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	1,860	2,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	75	81

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	120	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	35	38
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	35	35
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	110	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	95	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	135	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	250	273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	350	383
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	515	563
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	500	547
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	280	306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	150	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	270	274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	250	274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	205	220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	260	283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	150	165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	300	330
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,180	1,298
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	150	165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	350	385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	750	825
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	500	550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2033	50	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	210	216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	430	459
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	210	214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	220	235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	115	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	90	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	250	276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	250	276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	765	844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	90	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	220	223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	520	553
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	180	186
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	275	293
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	295	310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	80	88
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	175	194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	110	122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	300	332
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	705	781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	175	160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	270	272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	65	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2035	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	305	333
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	240	266
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	395	395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	1,120	1,138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	250	269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	425	430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	320	334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	255	268

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	325	357
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	255	283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	300	302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	155	159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	605	655
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	250	272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	445	491
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	1,140	1,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	395	406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	150	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	405	407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	500	528
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	130	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	115	125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	125	136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	390	341
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	295	312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	375	403
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	1,000	1,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	245	251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	280	291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	230	249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	205	223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	445	487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	175	193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	205	201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	40	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	150	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	145	143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	160	159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	130	129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	125	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	205	223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	1,000	1,090
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	560	621
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	55	59
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	215	232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2038	845	727
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	150	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	75	74
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	60	65
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	235	251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	35	35
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	45	44
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	125	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	70	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	500	545
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/2038	260	237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	95	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	295	302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	180	182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	455	444
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	45	44

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	100	98
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	100	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	35	38
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	325	347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	30	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	855	935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	205	173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	140	136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	65	65
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	145	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	200	204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	60	64
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,005	1,074
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	760	815
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	665	713
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	125	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	410	433
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	25	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	220	210
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	205	218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	390	417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	460	498
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	120	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	300	285
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	90	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	35	38
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2040	190	204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	60	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	40	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	70	71
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	805	859
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	225	242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	250	206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	395	404
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	85	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2040	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	50	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	295	279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	80	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	85	90
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	115	122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	280	299
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	155	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	95	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,380	1,457
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	145	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	145	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	1,125	1,044
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	135	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	200	189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	20	19
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	375	398

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2041	55	59
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2042	50	41
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	35	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	175	165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	1,410	1,421
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	40	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	160	169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	200	213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	495	391
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	450	419
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	320	299
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	685	638
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	550	518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	500	530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	305	326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	115	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	40	38
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	105	99
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	140	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	1,220	1,272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	180	188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	250	262
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	560	466
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	85	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	220	209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	165	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	90	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	45	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	250	264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2043	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	550	516
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	355	374
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	190	201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	430	458
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2043	880	937
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2044	55	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	150	156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	55	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	280	258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	440	461
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	425	447
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	95	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	235	248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	470	434
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2044	260	272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	10	9
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	500	526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	475	501
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	805	838
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	310	324
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	140	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	470	361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	640	597
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	115	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	85	89
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	85	89
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	505	529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	65	68
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	310	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2045	170	182
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	110	102
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	540	544
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	40	42
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	50	52
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	70	65
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	65	68
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	1,500	1,586
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	500	536
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2046	25	23
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	410	425
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2046	20	18
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	50	52
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	105	109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	470	489
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	50	52
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2046	170	181
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	55	57
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	25	26
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	555	581
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2038	265	290
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2039	5	5
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	1,035	988
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2046	180	189
	New York GO	5.000%	3/15/2031	10	11
	New York GO	5.000%	3/15/2044	5	5
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	450	320
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	375	306
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	370	345
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	1,115	844
	New York NY GO	5.000%	8/1/2026	330	330
	New York NY GO	5.000%	8/1/2026	250	250
	New York NY GO	5.000%	9/1/2026	135	135
	New York NY GO	5.000%	8/1/2027	230	235
	New York NY GO	5.000%	8/1/2027	285	288
	New York NY GO	5.000%	8/1/2027	250	255
	New York NY GO	5.000%	8/1/2027	460	470
	New York NY GO	5.000%	8/1/2027	100	102
	New York NY GO	5.000%	8/1/2027	500	511
	New York NY GO	5.000%	9/1/2027	500	512
	New York NY GO	5.000%	9/1/2027	585	599
	New York NY GO	5.000%	8/1/2028	75	78
	New York NY GO	5.000%	8/1/2028	490	511
	New York NY GO	5.000%	8/1/2028	160	167
	New York NY GO	5.000%	8/1/2028	165	172
	New York NY GO	5.000%	8/1/2028	365	380
	New York NY GO	5.000%	8/1/2028	900	938
	New York NY GO	5.000%	8/1/2028	455	474
	New York NY GO	5.000%	10/1/2028	50	52
	New York NY GO	5.000%	8/1/2029	300	301
	New York NY GO	5.000%	8/1/2029	365	386
	New York NY GO	5.000%	8/1/2029	35	37
	New York NY GO	5.000%	8/1/2029	250	262
	New York NY GO	5.000%	8/1/2029	180	190
	New York NY GO	5.000%	9/1/2029	750	794
	New York NY GO	5.000%	10/1/2029	70	74
	New York NY GO	5.000%	8/1/2030	75	80
	New York NY GO	5.000%	8/1/2030	310	332
	New York NY GO	5.000%	8/1/2030	85	91
	New York NY GO	5.000%	8/1/2030	80	84
	New York NY GO	5.000%	8/1/2030	85	91
	New York NY GO	5.000%	8/1/2030	225	241
	New York NY GO	5.000%	8/1/2030	115	123
	New York NY GO	5.000%	8/1/2030	1,000	1,071
	New York NY GO	5.250%	10/1/2030	115	118
	New York NY GO	5.000%	2/1/2031	10	11
	New York NY GO	5.000%	4/1/2031	70	73
	New York NY GO	5.000%	8/1/2031	55	59

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/2031	100	106
New York NY GO	5.000%	8/1/2031	45	48
New York NY GO	5.000%	8/1/2031	250	270
New York NY GO	5.000%	8/1/2031	860	928
New York NY GO	5.000%	8/1/2031	280	302
New York NY GO	5.000%	9/1/2031	995	1,075
New York NY GO	5.000%	10/1/2031	20	22
New York NY GO	5.000%	12/1/2031	25	25
New York NY GO	5.000%	3/1/2032	105	114
New York NY GO	5.000%	4/1/2032	15	16
New York NY GO	5.000%	8/1/2032	35	37
New York NY GO	5.000%	8/1/2032	195	207
New York NY GO	5.000%	8/1/2032	75	79
New York NY GO	5.000%	8/1/2032	230	248
New York NY GO	5.000%	8/1/2032	1,000	1,088
New York NY GO	5.000%	8/1/2032	15	16
New York NY GO	5.000%	8/1/2032	335	364
New York NY GO	5.000%	10/1/2032	10	10
New York NY GO	3.250%	3/1/2033	45	44
New York NY GO	5.000%	4/1/2033	100	103
New York NY GO	5.000%	8/1/2033	130	140
New York NY GO	5.000%	8/1/2033	125	137
New York NY GO	5.000%	8/1/2033	250	274
New York NY GO	5.000%	9/1/2033	170	184
New York NY GO	5.000%	10/1/2033	335	351
New York NY GO	5.250%	10/1/2033	15	15
New York NY GO	5.000%	4/1/2034	100	103
New York NY GO	5.000%	4/1/2034	200	214
New York NY GO	5.000%	8/1/2034	430	473
New York NY GO	5.000%	8/1/2034	250	275
New York NY GO	5.000%	8/1/2034	280	308
New York NY GO	3.000%	10/1/2034	195	182
New York NY GO	5.000%	10/1/2034	5	5
New York NY GO	5.000%	12/1/2034	300	312
New York NY GO	5.000%	2/1/2035	250	275
New York NY GO	5.000%	3/1/2035	100	110
New York NY GO	5.000%	4/1/2035	150	154
New York NY GO	5.000%	4/1/2035	80	87
New York NY GO	5.000%	5/1/2035	110	118
New York NY GO	4.000%	8/1/2035	125	123
New York NY GO	5.000%	8/1/2035	75	79
New York NY GO	5.000%	8/1/2035	420	457
New York NY GO	5.000%	8/1/2035	305	317
New York NY GO	5.000%	8/1/2035	140	154
New York NY GO	5.000%	9/1/2035	5	5
New York NY GO	5.000%	10/1/2035	365	393
New York NY GO	5.000%	10/1/2035	500	551
New York NY GO	5.000%	12/1/2035	125	126
New York NY GO	5.000%	12/1/2035	80	83
New York NY GO	5.000%	2/1/2036	395	436
New York NY GO	4.000%	3/1/2036	10	10
New York NY GO	5.000%	3/1/2036	10	11
New York NY GO	5.000%	4/1/2036	65	70
New York NY GO	5.000%	4/1/2036	50	55
New York NY GO	4.000%	5/1/2036	45	45
New York NY GO	4.000%	8/1/2036	60	59
New York NY GO	5.000%	8/1/2036	70	76
New York NY GO	5.000%	8/1/2036	40	42
New York NY GO	5.000%	8/1/2036	100	110
New York NY GO	5.000%	8/1/2036	100	111
New York NY GO	5.000%	8/1/2036	250	276
New York NY GO	5.000%	9/1/2036	115	123
New York NY GO	5.000%	10/1/2036	55	56
New York NY GO	5.000%	12/1/2036	1,000	1,035
New York NY GO	5.000%	3/1/2037	20	21
New York NY GO	5.000%	3/1/2037	240	253
New York NY GO	5.000%	3/1/2037	55	59
New York NY GO	5.000%	4/1/2037	820	887
New York NY GO	5.000%	5/1/2037	80	85
New York NY GO	4.000%	8/1/2037	380	373

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	4.000%	8/1/2037	25	25
New York NY GO	5.000%	8/1/2037	100	108
New York NY GO	5.000%	9/1/2037	220	234
New York NY GO	5.000%	10/1/2037	355	361
New York NY GO	5.000%	10/1/2037	280	298
New York NY GO	5.000%	12/1/2037	10	10
New York NY GO	5.000%	2/1/2038	500	545
New York NY GO	3.500%	3/1/2038	275	247
New York NY GO	5.000%	3/1/2038	1,365	1,414
New York NY GO	5.000%	3/1/2038	450	482
New York NY GO	5.000%	4/1/2038	85	91
New York NY GO	5.250%	5/1/2038	270	291
New York NY GO	4.000%	8/1/2038	140	135
New York NY GO	5.000%	8/1/2038	415	415
New York NY GO	5.000%	8/1/2038	100	107
New York NY GO	5.000%	9/1/2038	550	589
New York NY GO	5.000%	10/1/2038	110	112
New York NY GO	5.000%	10/1/2038	100	103
New York NY GO	5.000%	12/1/2038	125	126
New York NY GO	5.000%	12/1/2038	600	619
New York NY GO	5.000%	3/1/2039	10	10
New York NY GO	5.000%	3/1/2039	205	218
New York NY GO	5.000%	4/1/2039	300	307
New York NY GO	5.000%	4/1/2039	135	143
New York NY GO	4.000%	8/1/2039	20	19
New York NY GO	5.000%	9/1/2039	595	632
New York NY GO	5.250%	10/1/2039	305	327
New York NY GO	5.000%	12/1/2039	55	57
New York NY GO	5.000%	2/1/2040	500	532
New York NY GO	4.000%	3/1/2040	610	574
New York NY GO	5.000%	3/1/2040	10	10
New York NY GO	5.000%	4/1/2040	155	164
New York NY GO	4.000%	8/1/2040	165	153
New York NY GO	4.000%	8/1/2040	100	93
New York NY GO	5.000%	9/1/2040	50	53
New York NY GO	4.000%	10/1/2040	120	111
New York NY GO	5.000%	10/1/2040	400	424
New York NY GO	5.250%	10/1/2040	30	32
New York NY GO	5.000%	12/1/2040	80	82
New York NY GO	3.000%	3/1/2041	55	44
New York NY GO	4.000%	3/1/2041	25	23
New York NY GO	4.000%	3/1/2041	50	46
New York NY GO	4.000%	4/1/2041	20	19
New York NY GO	5.250%	5/1/2041	15	16
New York NY GO	4.000%	8/1/2041	10	9
New York NY GO	5.000%	8/1/2041	290	305
New York NY GO	5.000%	8/1/2041	20	21
New York NY GO	5.000%	8/1/2041	15	16
New York NY GO	5.000%	9/1/2041	150	157
New York NY GO	5.000%	9/1/2041	545	574
New York NY GO	5.250%	9/1/2041	100	106
New York NY GO	3.000%	10/1/2041	75	60
New York NY GO	4.000%	12/1/2041	480	443
New York NY GO	5.000%	12/1/2041	1,115	1,119
New York NY GO	4.000%	3/1/2042	230	214
New York NY GO	4.000%	3/1/2042	10	9
New York NY GO	5.000%	3/1/2042	40	42
New York NY GO	4.000%	4/1/2042	800	747
New York NY GO	4.000%	8/1/2042	150	139
New York NY GO	4.000%	8/1/2042	35	33
New York NY GO	5.000%	8/1/2042	65	67
New York NY GO	5.000%	9/1/2042	25	26
New York NY GO	5.000%	9/1/2042	100	105
New York NY GO	3.250%	10/1/2042	555	452
New York NY GO	5.000%	10/1/2042	300	316
New York NY GO	5.250%	10/1/2042	110	117
New York NY GO	5.000%	4/1/2043	120	122
New York NY GO	5.250%	4/1/2043	400	424
New York NY GO	5.250%	5/1/2043	95	100
New York NY GO	5.000%	8/1/2043	40	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/2043	55	56
	New York NY GO	5.000%	8/1/2043	80	85
	New York NY GO	5.250%	9/1/2043	25	26
	New York NY GO	5.000%	10/1/2043	30	31
	New York NY GO	4.000%	12/1/2043	25	23
	New York NY GO	5.000%	3/1/2044	15	15
	New York NY GO	5.000%	4/1/2044	270	282
	New York NY GO	5.250%	4/1/2044	140	148
	New York NY GO	4.000%	8/1/2044	600	546
	New York NY GO	5.000%	8/1/2044	15	16
	New York NY GO	5.000%	9/1/2044	40	42
	New York NY GO	3.000%	10/1/2044	80	61
	New York NY GO	5.000%	10/1/2044	315	331
	New York NY GO	5.250%	2/1/2045	500	535
	New York NY GO	3.000%	3/1/2045	500	379
	New York NY GO	3.625%	3/1/2045	210	179
	New York NY GO	5.000%	3/1/2045	15	16
	New York NY GO	4.000%	4/1/2045	30	27
	New York NY GO	5.000%	4/1/2045	285	288
	New York NY GO	5.500%	5/1/2045	15	16
	New York NY GO	3.000%	8/1/2045	105	79
	New York NY GO	5.000%	8/1/2045	250	260
	New York NY GO	5.000%	8/1/2045	10	11
	New York NY GO	5.250%	9/1/2045	225	240
	New York NY GO	5.000%	10/1/2045	350	367
	New York NY GO	5.250%	2/1/2046	600	642
	New York NY GO	3.500%	4/1/2046	265	217
	New York NY GO	4.000%	9/1/2046	500	455
	New York NY GO	5.250%	9/1/2046	40	42
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	350	334
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	300	317
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	10	11
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	25	27
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	115	127
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,320	1,479
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	130	130
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	50	56
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	140	158
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	300	344
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	440	493
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2037	400	457
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	85	87
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	105	99
[6]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	100	113
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	20	17
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	405	398
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	155	160
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	260	237
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	260	278
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	615	571
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	10	11
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	300	299
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	75	69
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	1,190	1,047
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	500	528
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	30	32
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	500	536
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	445	455
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	20	20
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	820	880
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	100	107
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	75	80
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	130	139
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	750	805
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	395	424
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	400	405
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	90	94
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,070	1,150
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	600	651

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	75	81
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	310	336
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	500	542
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,265	1,372
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	135	146
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	60	61
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	20	20
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	65	69
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	100	110
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	250	274
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	35	35
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	325	344
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	155	158
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	100	109
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	240	256
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	230	241
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	75	82
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	1,775	1,964
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2034	30	30
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	35	37
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	115	115
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	390	425
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	250	279
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	150	167
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	165	165
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	70	74
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	70	71
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2035	135	127
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2035	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	720	722
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	65	71
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	250	278
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	145	162
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,720	1,926
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	40	40
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	80	79
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	265	270
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2036	125	126
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	325	326
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	630	658
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	235	259
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	215	232
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	50	50
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	225	216
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	150	150
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	685	697
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	195	195
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	105	105
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	230	240
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	465	507
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	500	550
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2037	230	239
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2038	350	347
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	35	36
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	10	9
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	275	273
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	255	253
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	30	31
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	390	421
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	255	280
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	95	95
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	180	176
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	450	441
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	645	692
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	250	269
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	35	36
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2040	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	600	572
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	30	31
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	250	269
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	250	271
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	75	75
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	425	440
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	620	512
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	50	41
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	25	24
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	145	150
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	610	641
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	30	32
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	1,000	1,071
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	440	445
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	245	200
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	55	52
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	5	5
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	45	48
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	120	121
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	20	19
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	70	66
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	625	660
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	485	451
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	200	186
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	20	21
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	50	46
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	405	373
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	80	82
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	30	31
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	290	306
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	800	733
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	85	88
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	10	10
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	10	10
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	10	10
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	680	712
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	235	238
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	160	162
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	65	67
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2029	75	79
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	70	74
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	170	170
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	235	236
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	50	51
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2028	300	311
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	850	888
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	135	146
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2031	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	100	109
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	20	22
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	100	110
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	255	281
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	500	551
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	35	38
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2033	165	184
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/2033	65	72
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	105	107
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	15	16
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	500	556
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	50	54
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2034	135	150
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	100	109
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	75	80
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	900	999
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	135	149
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	250	273
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2038	90	98
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	90	96
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2039	15	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	20	21
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	500	537
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2041	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	65	69
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	55	52
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	165	166
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	40	40
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	65	65
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	180	194
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	50	54
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	825	882
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2028	130	135
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	100	108
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	65	70
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	150	161
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	215	230
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2036	410	437
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	500	496
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	200	196
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	150	145
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	605	576
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	260	244
	New York State Dormitory Authority Lease (Appropriation) Revenue (Municipal Health Facilities Improvement Program)	5.000%	1/15/2030	35	36
	New York State Dormitory Authority Lease (Appropriation) Revenue (Municipal Health Facilities Improvement Program)	5.000%	1/15/2031	115	118
	New York State Dormitory Authority Lease (Appropriation) Revenue, Prere.	4.000%	3/15/2031	15	16
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2027	265	269
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	100	104
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	100	108
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	780	815
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	30	30
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	205	212
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	50	52
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	150	155
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	10	10
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	505	526
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	510	526
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	250	253
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	500	558
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	500	558
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	315	316
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	145	151
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	150	155
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	685	692
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	350	363
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	315	324
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	1,425	1,611
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	25	25
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	75	76
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	115	118
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	10	11
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	200	227
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	145	146
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	450	462
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	500	517
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	100	112
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5	5
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	590	605
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	640	656
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	175	179
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	95	98
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	5	5
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	140	141
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	480	494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	510	552
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	45	49
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	95	98
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	35	36
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	75	76
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	325	332
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	400	408
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	165	166
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	185	188
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	510	522
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	500	509
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	30	32
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	940	1,009
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	25	23
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	150	153
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	750	767
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	55	55
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	10	11
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	15	16
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2045	60	55
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	230	233
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	25	26
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	115	122
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	15	16
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	15	16
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	50	53
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2035	5	6
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	150	152
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	460	490
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	390	422
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	160	180
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2039	20	22
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2040	175	151
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	20	20
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2046	15	14
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2046	500	504
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	90	93
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	400	429
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	500	543
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	205	210
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	50	56
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	1,080	1,106
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	1,130	1,274
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	185	185
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	75	75
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	25	26
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	150	166
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	75	82
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	25	24
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	685	743
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	365	406
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	100	106
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	480	444
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	50	53
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	1,000	925
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	580	547
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	400	368
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2045	60	64
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	525	383
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	430	453
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	500	528
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2029	500	532
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	600	643
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2033	750	831
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2035	60	65
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	110	119
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	600	663
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2037	500	555
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	5	5
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2039	75	80

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2039	1,000	1,091
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	55	58
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	1,010	1,068
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	1,000	1,056
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	300	320
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2045	70	73
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	35	36
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	45	47
New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2046	1,500	1,578
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	50	54
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	60	64
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	40	40
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	240	237
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	125	118
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2045	20	19
New York Trust for Cultural Resources Recreational Revenue	5.000%	8/1/2031	250	274
New York Trust for Cultural Resources Recreational Revenue	5.000%	8/1/2036	500	566
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2045	25	26
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2030	250	269
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	120	125
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2031	60	62
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	5	5
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2032	10	11
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	315	351
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	30	31
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2033	145	163
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2033	140	143
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	25	27
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2034	350	396
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	30	32
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2036	30	34
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	100	112
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2036	105	119
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2036	180	200
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	270	272
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2037	5	6
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	70	77
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	10	11
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	100	111
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2038	225	251
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	395	390
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	670	662
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2040	20	19
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2041	250	272
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2041	150	147
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	10	11
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	85	92
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2041	30	33
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2041	185	186
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2042	250	271
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	100	101
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	145	158
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2042	25	25
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	695	582
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2044	25	26
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	60	64
Suffolk County Water Authority Water Revenue	4.000%	6/1/2031	70	70
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	640	633
Suffolk County Water Authority Water Revenue	4.000%	6/1/2041	250	244
Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	460	394
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2037	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	950	956
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	240	247
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	500	526
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	90	81
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	400	406
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	115	125

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	95	79
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	960	975
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	150	165
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	230	185
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	190	193
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	600	608
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	495	502
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	100	109
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	495	559
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	20	20
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	135	153
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	10	11
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	310	314
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	170	172
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	455	495
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	320	339
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2041	150	143
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2042	230	218
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,560	1,585
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	160	168
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2043	180	169
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	25	25
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	80	81
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	5	5
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2026	75	76
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	635	650
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	535	548
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	420	442
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	1,155	1,208
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	125	133
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	210	227
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	1,105	1,205
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	100	109
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	145	152
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	385	427
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2033	170	177
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	245	273
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	100	111
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	5	6
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	190	211
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	235	241
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2035	200	224
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	200	220
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	200	222
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2036	175	196
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	185	202
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	10	11
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	105	115
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	440	487
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	400	438
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2040	235	254
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	75	81
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	425	455
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2041	250	270
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	230	243
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2042	345	373
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	1,415	1,520
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	190	200
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	125	133
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	600	646
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	30	32
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	325	341
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2044	15	16
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	90	95
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	200	213
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	35	32
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	35	32
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	45	46

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	2/1/2028	1,000	1,033
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	2/1/2029	1,000	1,053
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	25	27
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	25	23
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	1,000	1,075
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2031	40	42
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	110	117
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	15	16
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	250	276
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2035	250	280
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2036	95	108
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2036	250	284
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2037	5	6
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2037	10	11
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	125	136
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	250	280
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	300	333
				352,674
North Carolina (0.9%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2046	25	19
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	255	245
Guilford County NC GO	5.000%	3/1/2031	10	11
Guilford County NC GO	5.000%	3/1/2035	230	260
Guilford County NC GO	5.000%	3/1/2037	5	6
Guilford County NC GO	4.000%	3/1/2044	1,000	974
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	70	72
North Carolina Appropriations Revenue	5.000%	5/1/2027	340	346
North Carolina Appropriations Revenue	5.000%	5/1/2028	85	88
North Carolina Appropriations Revenue	4.000%	5/1/2033	75	76
North Carolina Appropriations Revenue	4.000%	5/1/2040	200	201
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	675	687
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	630	655
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2029	680	720
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	50	54
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	120	129
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2032	120	128
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2033	75	80
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	335	317
North Carolina Appropriations Revenue (Build NC Programs)	2.000%	5/1/2035	50	42
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	1/1/2036	345	388
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	7/1/2042	15	15
North Carolina GO	5.000%	6/1/2027	385	393
North Carolina GO	5.000%	6/1/2028	250	261
North Carolina GO	5.000%	6/1/2028	205	214
North Carolina GO	5.000%	6/1/2028	400	417
North Carolina GO	5.000%	6/1/2029	320	340
North Carolina GO	5.000%	6/1/2029	365	388
North Carolina GO	5.000%	6/1/2033	195	218
North Carolina GO	2.125%	6/1/2036	20	17
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	240	243
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	100	101
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	475	501
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	140	148
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	270	284
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	775	813
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	75	78
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	80	84
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2034	125	130
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2040	60	65
North Carolina Municipal Power Agency No.1 Electric Power & Light Revenue	5.000%	1/1/2027	190	192
North Carolina Municipal Power Agency No.1 Electric Power & Light Revenue	5.000%	1/1/2028	440	453
North Carolina Municipal Power Agency No.1 Electric Power & Light Revenue	5.000%	1/1/2031	175	189
North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/2030	20	21
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2040	400	215
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2042	325	155
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2043	300	135
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2044	360	153
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2045	1,215	485
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2046	235	89

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2041	210	199
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	10	10
	Wake County NC GO	5.000%	4/1/2032	500	552
					13,056
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	255	255
Ohio (1.5%)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/2042	175	164
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2035	80	85
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	70	70
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2035	35	37
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2036	30	30
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2037	25	27
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	110	118
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2039	785	762
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	275	293
[5]	Cincinnati City School District GO	5.250%	12/1/2031	10	11
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2029	250	262
[6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	155	143
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/2030	250	252
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	335	336
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2032	15	15
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2035	335	375
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2036	450	505
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2038	800	882
	Miami University OH College & University Revenue	5.000%	9/1/2041	475	476
	Miami Valley Career Technology Center GO	5.000%	12/1/2044	15	15
	Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/2040	160	139
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2043	250	235
	Ohio GO	5.000%	9/15/2026	105	105
	Ohio GO	5.000%	5/1/2027	285	290
	Ohio GO	5.000%	8/1/2027	75	77
	Ohio GO	5.000%	11/1/2027	275	283
	Ohio GO	5.000%	9/15/2031	100	109
	Ohio GO	5.000%	11/1/2032	140	155
	Ohio GO	5.000%	6/15/2034	1,570	1,759
	Ohio GO	5.000%	11/1/2035	640	722
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	280	289
	Ohio Miscellaneous Revenue	5.000%	12/15/2029	400	428
	Ohio State University College & University Revenue	5.000%	12/1/2033	85	94
	Ohio State University College & University Revenue	3.000%	12/1/2044	40	31
	Ohio State University College & University Revenue	4.000%	12/1/2044	5	5
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	6/1/2035	1,250	1,405
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	75	80
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	20	21
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	80	81
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2032	10	10
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2033	55	57
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/2034	55	61
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	55	38
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	535	353
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	70	44
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2039	70	75
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	15	8
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	190	92
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2046	30	31
	Ohio University College & University Revenue	5.000%	12/1/2044	445	449
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	6/1/2046	50	52
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	12/1/2034	190	178
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	135	141
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	225	235
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2038	360	375
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	105	108
	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue	5.000%	12/1/2035	1,600	1,799
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	160	161
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	440	448
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	65	67
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	1,070	1,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	175	192
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2033	100	107
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	585	653
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	380	424
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2036	10	11
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2039	50	54
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	35	37
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	65	69
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	15	16
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	35	37
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	5	5
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2028	35	37
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2028	145	153
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	1,325	1,398
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	1,065	1,133
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2031	155	169
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2033	385	428
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2040	500	545
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	5	5
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	50	53
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	40	43
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	10	11
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	10	11
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2045	5	5
	Ohio Water Development Authority Water Revenue	5.250%	12/1/2046	30	32
	Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/2032	135	145
					22,881
Oklahoma (0.4%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public Schools Project)	3.000%	9/1/2029	95	94
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public Schools Project)	5.250%	9/1/2034	165	182
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	120	121
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/2044	10	9
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	370	372
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	170	171
	Grand River Dam Authority Electric Power & Light Revenue	4.000%	6/1/2033	165	165
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2035	325	360
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2038	40	44
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2039	10	11
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2039	10	11
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	20	21
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	40	42
[8]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/2045	35	33
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	460	451
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2031	245	266
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2032	280	307
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2033	265	293
	Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2034	260	289
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/2036	265	283
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2027	75	76
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2029	120	126
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	90	97
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	255	277
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	1,000	1,095
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/2041	520	433
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	140	141
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	85	91
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	210	233
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	10	11
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2042	320	306
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	10	10
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2045	260	275
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2046	25	27
	University of Oklahoma College & University Revenue	4.000%	7/1/2045	30	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2046	50	51
					6,802
Oregon (0.7%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2034	55	56
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2035	25	17
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	485	316
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2037	235	238
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2039	20	11
	Deschutes Public Library District GO	3.000%	12/1/2041	285	239
	Multnomah County OR GO	5.000%	6/15/2027	105	107
	Multnomah County OR GO	5.000%	6/15/2028	40	42
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2027	200	204
	Multnomah County School District No. 1J Portland GO	3.500%	6/15/2044	95	82
	Multnomah County School District No. 40 GO	0.000%	6/15/2043	150	66
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2034	1,317	1,457
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2035	50	55
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2041	137	146
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2042	1,000	1,062
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2026	750	755
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2035	150	158
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2036	420	440
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2037	110	115
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	225	235
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2039	350	342
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2042	65	63
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	400	414
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2029	80	85
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2031	335	367
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2034	265	297
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2039	115	123
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	105	112
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2041	10	11
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	500	531
	Oregon State University College & University Revenue	5.000%	4/1/2036	75	85
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2036	5	5
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	285	293
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2039	450	251
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	10	10
	University of Oregon College & University Revenue	5.000%	4/1/2036	305	345
	University of Oregon College & University Revenue	5.000%	4/1/2045	290	309
	University of Oregon College & University Revenue	5.000%	4/1/2046	15	16
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2044	10	11
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2046	10	11
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	85	86
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	65	66
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	100	56
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	25	13
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2042	250	118
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	350	137
					9,958
Pennsylvania (3.4%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	45	47
	Allegheny County PA GO	5.000%	11/1/2029	125	126
	Allegheny County PA GO	5.000%	11/1/2041	495	498
	Chester County IDA Recreational Revenue	4.000%	12/1/2046	45	41
	Commonwealth of Pennsylvania COP	5.000%	7/1/2043	50	51
	Commonwealth of Pennsylvania GO	5.000%	8/15/2026	845	846
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	50	50
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	260	261
	Commonwealth of Pennsylvania GO	5.000%	10/1/2026	685	688
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	895	904
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	175	177
	Commonwealth of Pennsylvania GO	5.000%	3/1/2027	500	507
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	1,015	1,039
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	145	148
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	1,210	1,239
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	300	308
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	115	115
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	330	333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	750	758
	Commonwealth of Pennsylvania GO	4.000%	2/15/2028	25	26
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	270	280
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	35	37
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	25	26
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	345	362
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	60	60
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	595	632
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	155	165
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	185	197
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	665	708
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	25	27
	Commonwealth of Pennsylvania GO	4.000%	1/1/2030	470	472
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	285	307
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	370	400
	Commonwealth of Pennsylvania GO	3.000%	1/1/2031	130	126
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	130	142
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	10	10
	Commonwealth of Pennsylvania GO	5.000%	4/1/2032	1,000	1,096
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	310	341
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	370	407
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	335	335
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	150	151
	Commonwealth of Pennsylvania GO	4.000%	5/1/2033	80	82
	Commonwealth of Pennsylvania GO	4.000%	5/15/2033	10	10
	Commonwealth of Pennsylvania GO	5.000%	9/1/2033	50	55
[1]	Commonwealth of Pennsylvania GO	3.000%	9/15/2033	250	238
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	1,145	1,153
	Commonwealth of Pennsylvania GO	5.000%	4/1/2034	600	668
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	500	558
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	900	1,004
	Commonwealth of Pennsylvania GO	5.000%	9/1/2034	175	193
	Commonwealth of Pennsylvania GO	4.000%	9/15/2034	805	800
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	105	115
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/2035	205	192
	Commonwealth of Pennsylvania GO	3.000%	5/1/2035	50	46
	Commonwealth of Pennsylvania GO	5.000%	8/15/2035	45	50
	Commonwealth of Pennsylvania GO	5.000%	9/1/2035	420	461
	Commonwealth of Pennsylvania GO	3.000%	9/15/2035	10	9
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	130	130
	Commonwealth of Pennsylvania GO	5.000%	4/1/2036	570	640
	Commonwealth of Pennsylvania GO	3.000%	5/1/2036	20	18
	Commonwealth of Pennsylvania GO	5.000%	8/15/2036	30	33
	Commonwealth of Pennsylvania GO	5.000%	9/1/2036	140	153
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	280	254
	Commonwealth of Pennsylvania GO	5.000%	10/1/2036	320	346
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	500	500
	Commonwealth of Pennsylvania GO	5.000%	4/1/2037	500	559
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	135	105
	Commonwealth of Pennsylvania GO	5.000%	8/15/2037	5	5
	Commonwealth of Pennsylvania GO	5.000%	9/1/2037	10	11
	Commonwealth of Pennsylvania GO	4.000%	3/1/2038	20	20
	Commonwealth of Pennsylvania GO	5.000%	4/1/2038	400	444
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	25	19
	Commonwealth of Pennsylvania GO	5.000%	8/15/2038	10	11
	Commonwealth of Pennsylvania GO	5.000%	4/1/2039	500	550
	Commonwealth of Pennsylvania GO	2.000%	5/1/2039	240	178
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	95	70
	Commonwealth of Pennsylvania GO	5.000%	8/15/2039	605	655
	Commonwealth of Pennsylvania GO	5.000%	9/1/2039	10	11
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	305	225
	Commonwealth of Pennsylvania GO	4.000%	8/15/2040	10	10
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	90	96
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	150	105
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	220	213
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	140	135
	Commonwealth of Pennsylvania GO	4.125%	10/1/2041	300	293
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	350	337
	Commonwealth of Pennsylvania GO	5.000%	10/1/2042	50	53
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	100	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	45	43
	Commonwealth of Pennsylvania GO	4.000%	8/15/2044	150	144
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	235	243
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2040	10	10
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2035	185	208
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2037	150	166
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	115	125
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	105	118
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	510	534
	Lehigh County IDA Industrial Revenue	3.000%	9/1/2029	1,340	1,333
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2034	65	73
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2035	55	62
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	85	81
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	365	273
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/2046	35	35
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	370	376
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2031	10	11
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	380	390
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	125	138
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	250	277
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	500	554
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	525	585
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	95	95
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2035	215	239
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	135	135
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	205	205
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	1,000	984
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	20	21
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2039	540	525
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	5	5
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	330	334
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	70	74
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	680	726
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/2041	465	404
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	600	572
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	20	21
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	70	76
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	165	133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	25	25
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	75	81
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	250	236
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	390	400
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	265	282
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	30	32
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2044	485	455
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	510	526
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	555	574
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	25	27
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2045	50	47
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	195	202
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	5	5
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	35	32
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	190	197
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	265	289
[3]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/2028	0.000%	12/1/2041	30	29
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	420	430
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2044	520	536
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	215	223
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	300	309
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	150	151
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	250	252
	Philadelphia PA GO	5.000%	8/1/2026	55	55
	Philadelphia PA GO	5.000%	8/1/2027	385	393
	Philadelphia PA GO	5.000%	8/1/2032	200	219
	Philadelphia PA GO	5.000%	8/1/2033	165	182
	Philadelphia PA GO	5.000%	8/1/2041	500	535
	Philadelphia PA GO	5.000%	8/1/2042	15	16
	Philadelphia PA GO	5.250%	8/1/2043	20	22
	Philadelphia PA GO	5.250%	8/1/2044	250	270
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	200	218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2034	425	477
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2035	120	135
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2037	10	11
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2038	85	92
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	225	243
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	635	647
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	225	231
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	80	82
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2046	65	67
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2028	215	201
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2032	175	193
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/2034	130	132
	School District of Philadelphia GO	5.000%	9/1/2026	1,330	1,332
	School District of Philadelphia GO	5.000%	9/1/2027	240	245
	School District of Philadelphia GO	5.000%	9/1/2028	440	458
	School District of Philadelphia GO	5.000%	9/1/2029	305	322
	School District of Philadelphia GO	5.000%	9/1/2030	175	187
[5]	School District of Philadelphia GO	5.000%	6/1/2034	50	55
[1]	School District of Philadelphia GO	4.000%	9/1/2043	565	530
[1]	School District of Philadelphia GO	3.000%	9/1/2044	295	235
	School District of Philadelphia GO	5.000%	9/1/2044	1,025	1,048
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	85	85
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	200	201
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	75	79
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	100	111
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/2029	65	68
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	255	280
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Project)	5.000%	2/15/2034	315	352
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Project)	5.000%	2/15/2036	300	339
					52,368
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	6/15/2027	375	382
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	6/15/2028	305	317
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	6/15/2031	280	304
	Rhode Island GO	4.125%	8/1/2042	340	335
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	150	153
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/2037	155	151
					1,642
South Carolina (0.4%)
	Beaufort County School District GO	5.000%	3/1/2027	355	360
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	530	534
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	95	100
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2041	350	332
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	125	131
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	50	47
[6]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2032	30	25
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2034	160	161
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	105	112
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	30	30
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2036	20	22
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2037	105	115
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2038	10	11
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	250	237
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2040	20	21
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	185	196
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	200	189
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	60	62
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	265	275
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	50	53
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2044	288	298
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2045	30	32
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/2045	290	271
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	5	5
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	40	40
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	235	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	235	235
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	60	60
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	110	110
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2041	50	50
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2026	300	302
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	15	16
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2036	295	327
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2046	20	21
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	225	226
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2029	290	309
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2030	150	162
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2031	85	93
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2032	20	21
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/2033	305	318
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2039	95	96
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	470	477
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2046	70	73
					6,790
Tennessee (0.6%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	125	129
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2035	600	671
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2045	715	767
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2046	500	532
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	400	410
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	35	35
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	180	182
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	60	61
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	140	143
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	65	66
	Nashville & Davidson County TN Metropolitan Government GO	2.500%	1/1/2029	20	20
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	145	153
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	50	54
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	500	536
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	185	192
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2032	150	155
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	715	786
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2034	400	447
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2034	350	391
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2035	225	249
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2036	500	563
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2037	75	84
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2037	45	50
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2038	10	11
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2039	225	225
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2039	400	438
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2041	450	479
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	105	102
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2042	185	196
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2045	530	506
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2045	500	477
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2038	600	652
					9,762
Texas (10.5%)
	Alamo Community College District GO	5.000%	2/15/2027	100	101
	Alamo Community College District GO	5.000%	2/15/2028	375	388
[9]	Aldine Independent School District GO	5.000%	2/15/2045	100	101
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2044	125	116
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	90	83
[9]	Arlington TX Independent School District GO	5.000%	2/15/2027	160	162
[9]	Arlington TX Independent School District GO	4.000%	2/15/2045	285	266
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	205	186
	Austin Community College District GO	4.000%	8/1/2040	10	9
[9]	Austin Independent School District GO	5.000%	8/1/2036	795	876
[9]	Austin Independent School District GO	5.000%	8/1/2037	210	230
[9]	Austin Independent School District GO	5.000%	8/1/2038	290	315
[9]	Austin Independent School District GO	5.000%	8/1/2039	475	512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Austin Independent School District GO	5.000%	8/1/2040	100	106
[9]	Austin Independent School District GO	5.000%	8/1/2041	300	317
[9]	Austin Independent School District GO	5.000%	8/1/2042	75	79
[9]	Austin Independent School District GO	4.000%	8/1/2043	260	248
	Austin Independent School District GO	5.000%	8/1/2043	40	42
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	45	45
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	5	5
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	10	11
	Austin TX GO	5.000%	9/1/2026	510	511
	Austin TX GO	5.000%	9/1/2027	210	215
	Austin TX GO	5.000%	9/1/2034	50	56
	Austin TX GO, ETM	5.000%	9/1/2026	90	90
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	30	31
[9]	Barbers Hill Independent School District GO	4.000%	2/15/2041	180	173
	Bexar County TX GO	4.000%	6/15/2041	120	110
	Bexar County TX GO	4.000%	6/15/2046	750	686
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	190	190
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	130	130
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	495	507
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	105	108
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	340	348
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	235	246
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	1,120	1,170
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	190	199
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	225	239
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	100	106
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	180	191
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	880	948
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	315	339
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	320	349
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	170	185
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	265	279
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	120	132
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	5	5
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	375	413
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	1,425	1,583
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	470	525
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2035	70	79
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	85	95
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	80	88
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	320	360
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	105	115
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	5	6
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2038	1,095	1,231
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	20	22
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	725	784
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	10	11
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	480	514
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	225	244
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	15	16
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	235	254
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	360	378
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/2044	230	194
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2045	40	42
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	305	257
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	215	203
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	810	826
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2046	65	66
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	35	38
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	1,160	1,265
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	135	148
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	500	542
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	215	232
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	95	98
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	35	37
[9]	Clear Creek Independent School District GO	5.000%	2/15/2030	135	144
[9]	Clear Creek Independent School District GO	5.000%	2/15/2031	120	130
[9]	Clear Creek Independent School District GO	5.000%	2/15/2034	875	973
[9]	Clear Creek Independent School District GO	5.000%	2/15/2035	35	39
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	270	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	535	498
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	275	259
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	100	93
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	2/15/2045	100	105
[9]	Comal Independent School District GO	5.000%	2/15/2035	130	144
[9]	Conroe Independent School District GO	5.000%	2/15/2037	215	236
[9]	Conroe Independent School District GO	5.000%	2/15/2038	735	801
[9]	Conroe Independent School District GO	5.000%	2/15/2039	455	493
[9]	Conroe Independent School District GO	5.000%	2/15/2039	160	174
[9]	Conroe Independent School District GO	5.000%	2/15/2040	740	796
[9]	Conroe Independent School District GO	5.000%	2/15/2041	105	112
[9]	Conroe Independent School District GO	5.000%	2/15/2041	15	16
[9]	Conroe Independent School District GO	5.000%	2/15/2042	40	43
[9]	Conroe Independent School District GO	5.000%	2/15/2043	10	11
[9]	Conroe Independent School District GO	5.000%	2/15/2043	35	37
[9]	Conroe Independent School District GO	5.000%	2/15/2044	75	79
[9]	Conroe Independent School District GO	5.000%	2/15/2045	500	527
[9]	Conroe Independent School District GO	5.000%	2/15/2046	5	5
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/2045	65	58
	Corpus Christi TX Utility System Multiple Utility Revenue	4.125%	7/15/2045	155	139
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	720	729
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	225	228
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2029	515	543
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	350	374
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	230	254
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	240	267
[9]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	10	8
[9]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2043	150	144
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	300	317
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	125	133
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	90	97
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2030	160	170
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2031	140	149
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	65	69
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	100	101
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	240	251
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	200	216
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	315	338
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	50	54
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	380	418
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	55	59
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	615	682
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	150	152
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2034	250	279
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	115	116
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2035	150	166
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2036	20	22
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2038	130	141
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	30	32
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	200	214
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2041	150	145
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	20	21
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	160	166
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	410	433
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2044	390	410
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	1,375	1,283
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	35	33
[9]	Dallas Independent School District GO	5.000%	2/15/2028	200	207
[9]	Dallas Independent School District GO	5.000%	2/15/2029	250	264
[9]	Dallas Independent School District GO	5.000%	2/15/2030	225	241
[9]	Dallas Independent School District GO	5.000%	2/15/2033	710	784
[9]	Dallas Independent School District GO	3.000%	2/15/2035	325	297
[9]	Dallas Independent School District GO	3.000%	2/15/2036	160	143
[9]	Dallas Independent School District GO	5.000%	2/15/2039	15	16
[9]	Dallas Independent School District GO	5.000%	2/15/2040	225	243
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2028	170	175
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2029	15	16
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2030	15	16
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2030	1,525	1,610
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2031	40	43

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX GO	5.000%	2/15/2028	200	207
	Dallas TX GO	5.000%	2/15/2029	155	163
	Dallas TX GO	5.000%	2/15/2031	615	665
	Dallas TX GO	5.000%	2/15/2032	615	672
[1]	Dallas TX GO	3.000%	2/15/2033	40	38
[1]	Dallas TX GO	3.125%	2/15/2035	120	112
[1]	Dallas TX GO	3.250%	2/15/2037	115	104
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2026	70	70
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2029	150	151
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2031	180	181
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	10	9
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	400	375
[9]	Denton Independent School District GO	5.000%	8/15/2035	395	435
[9]	Denton Independent School District GO	5.000%	8/15/2036	425	464
[9]	Denton Independent School District GO	5.000%	8/15/2037	565	612
[9]	Denton Independent School District GO	5.000%	8/15/2038	395	425
[9]	Denton Independent School District GO	5.000%	8/15/2042	10	11
[9]	Denton Independent School District GO	5.000%	8/15/2043	15	16
[9]	Denton Independent School District GO PUT	4.000%	8/15/2028	100	102
[9]	Denton Independent School District GO PUT	4.000%	8/15/2030	50	51
	El Paso TX GO	5.000%	8/15/2032	680	745
	El Paso TX GO	4.000%	8/15/2042	255	235
	El Paso TX GO	4.000%	8/15/2044	190	175
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	350	321
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2046	15	15
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/2046	5	3
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	105	106
[9]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	500	507
[9]	Fort Bend Independent School District GO PUT	3.125%	8/1/2029	590	587
[9]	Frisco Independent School District GO	5.000%	2/15/2029	100	105
[9]	Frisco Independent School District GO	5.000%	2/15/2031	55	60
[9]	Frisco Independent School District GO	5.000%	2/15/2033	600	662
[9]	Frisco Independent School District GO	5.000%	8/15/2036	80	83
[9]	Garland Independent School District GO	5.000%	2/15/2032	1,310	1,432
[9]	Garland Independent School District GO	5.000%	2/15/2034	185	203
[9]	Garland Independent School District GO	5.000%	2/15/2035	235	256
[9]	Garland Independent School District GO	5.000%	2/15/2036	830	899
[9]	Garland Independent School District GO	5.000%	2/15/2037	310	334
[9]	Garland Independent School District GO	5.000%	2/15/2038	150	161
[9]	Garland Independent School District GO	5.000%	2/15/2039	30	32
[9]	Garland Independent School District GO	5.000%	2/15/2040	85	90
[9]	Garland Independent School District GO	5.000%	2/15/2041	1,150	1,217
[9]	Garland Independent School District GO	5.000%	2/15/2042	185	195
[9]	Garland Independent School District GO	5.000%	2/15/2043	5	5
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2042	75	78
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	440	451
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2035	110	115
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	195	200
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2036	35	36
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	125	128
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	930	945
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	770	702
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	125	133
	Harris County Flood Control District GO	5.000%	10/1/2032	55	60
	Harris County Flood Control District GO	3.000%	10/1/2041	45	37
	Harris County Hospital District GO	5.000%	2/15/2045	65	69
	Harris County Hospital District GO	5.000%	2/15/2046	250	263
	Harris County TX GO	5.000%	9/15/2028	100	105
	Harris County TX Highway Revenue	5.000%	8/15/2030	125	125
	Harris County TX Highway Revenue	5.000%	8/15/2031	240	240
	Harris County TX Highway Revenue	5.000%	8/15/2032	45	45
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	250	265
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2031	20	21
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2032	915	941
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2033	270	295
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2039	175	188
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2040	40	43
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2042	190	176
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	40	41
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2044	35	37

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	495	449
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2026	1,040	1,046
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	510	532
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	290	311
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2038	275	295
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2042	125	57
[9]	Hays Consolidated Independent School District GO	5.250%	2/15/2045	5	5
	Hidalgo County TX GO	4.000%	8/15/2043	1,025	948
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	980	1,090
[9]	Houston Independent School District GO	5.000%	2/15/2027	790	799
[9]	Houston Independent School District GO	5.000%	2/15/2027	915	926
[9]	Houston Independent School District GO	5.000%	2/15/2028	490	496
[9]	Houston Independent School District GO	5.000%	2/15/2028	690	713
[9]	Houston Independent School District GO	5.000%	2/15/2034	135	151
	Houston Independent School District GO PUT	5.000%	7/15/2028	810	840
[9]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	2,000	2,014
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	55	57
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	500	548
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	25	26
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2031	75	75
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	95	95
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	230	246
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	5	5
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	300	301
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	1,030	1,140
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2035	160	176
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	55	55
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	50	55
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2043	105	97
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2044	125	115
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	90	90
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2045	100	103
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2028	15	14
	Houston TX GO	5.000%	3/1/2027	900	902
	Houston TX GO	5.000%	3/1/2028	570	578
	Houston TX GO	5.000%	3/1/2029	100	105
	Houston TX GO	5.000%	3/1/2030	1,045	1,095
	Houston TX GO	5.000%	3/1/2030	175	186
	Houston TX GO	5.000%	3/1/2032	35	38
	Houston TX GO	5.000%	3/1/2034	160	175
	Houston TX GO	5.000%	3/1/2035	725	804
	Houston TX GO	5.250%	3/1/2040	15	16
	Houston TX GO	5.000%	3/1/2041	20	21
	Houston TX GO	5.000%	3/1/2042	40	42
	Houston TX GO	5.250%	3/1/2042	165	176
	Houston TX GO	5.000%	3/1/2043	15	16
	Houston TX GO	5.000%	3/1/2044	5	5
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2043	30	32
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2045	115	121
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2046	40	42
[9]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	25	24
[9]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2043	350	372
[9]	Irving Independent School District GO	5.000%	2/15/2042	15	16
[9]	Irving Independent School District GO	5.000%	2/15/2043	245	258
[9]	Judson Independent School District GO	4.000%	2/1/2041	155	147
[9]	Judson Independent School District GO	4.000%	2/1/2045	100	92
[9]	Katy Independent School District GO	5.000%	2/15/2027	250	253
[9]	Katy Independent School District GO	5.000%	2/15/2042	35	35
[9]	Katy Independent School District GO	4.000%	2/15/2045	250	235
[9]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	225	226
[9]	Lamar Consolidated Independent School District GO	4.000%	2/15/2044	90	85
[9]	Leander Independent School District GO	5.000%	8/15/2036	1,070	1,193
[9]	Leander Independent School District GO	5.000%	8/15/2037	30	33
[9]	Leander Independent School District GO	5.000%	8/15/2039	40	43
[9]	Leander Independent School District GO	5.000%	8/15/2040	50	54
[9]	Leander Independent School District GO	0.000%	8/16/2042	250	117
[9]	Leander Independent School District GO	0.000%	8/16/2043	50	22
[9]	Lewisville Independent School District GO	4.000%	8/15/2026	10	10
[9]	Lewisville Independent School District GO	4.000%	8/15/2027	65	65
[9]	Lewisville Independent School District GO	5.000%	8/15/2029	360	382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Lewisville Independent School District GO	5.000%	8/15/2036	720	787
[9]	Lewisville Independent School District GO	5.000%	8/15/2039	470	503
[9]	Lewisville Independent School District GO	5.000%	8/15/2040	305	325
[9]	Lewisville Independent School District GO	4.000%	8/15/2041	5	5
[9]	Lewisville Independent School District GO	5.000%	8/15/2042	120	127
[9]	Lewisville Independent School District GO	5.000%	8/15/2043	140	148
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	105	105
	Lone Star College System GO	5.000%	8/15/2042	70	70
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	5	5
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2038	100	109
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	50	51
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	170	183
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	40	43
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	200	216
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	55	56
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	50	50
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	145	152
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	165	169
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	95	97
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	455	465
[9]	Mansfield Independent School District GO	4.000%	2/15/2044	200	187
[9]	Medina Valley Independent School District GO	5.000%	2/15/2038	565	604
[9]	Mesquite Independent School District GO	5.000%	8/15/2043	10	11
[9]	Mesquite Independent School District GO	5.000%	8/15/2043	5	5
[9]	Mesquite Independent School District GO	5.000%	8/15/2044	100	107
[9]	Mesquite Independent School District GO	5.000%	8/15/2045	5	5
[9]	Midland Independent School District GO	4.000%	2/15/2041	35	34
[9]	Midland Independent School District GO	4.000%	2/15/2042	35	34
[9]	Midlothian Independent School District GO	3.000%	2/15/2045	15	12
[9]	Montgomery Independent School District GO	4.000%	2/15/2045	230	213
[9]	North East TX Independent School District GO	5.250%	2/1/2027	15	15
[9]	North East TX Independent School District GO	5.250%	2/1/2029	300	318
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2044	625	570
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2027	175	179
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2030	135	145
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2035	145	162
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2043	155	165
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	680	686
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	20	21
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	340	358
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	20	21
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	780	834
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	155	167
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	10	11
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	300	325
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	190	205
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	1,315	1,325
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	500	548
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	100	109
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	425	428
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	295	325
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	10	10
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	45	50
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	10	10
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	110	110
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	75	75
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	445	484
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2037	225	202
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	5	5
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	230	229
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	250	251
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	5	5
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	230	223
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	350	360
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	30	31
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2038	5	5
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2039	300	287
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	55	55
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	35	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	65	69
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	10	11
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	325	317
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	50	53
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	25	27
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2042	95	102
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2043	190	175
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	40	40
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	230	211
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	220	235
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2045	145	152
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2046	55	41
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	110	106
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	400	372
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	170	152
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	520	449
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	60	48
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	695	508
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	175	122
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	140	92
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2038	1,000	626
[9]	Northside Independent School District GO PUT	3.550%	6/1/2028	675	678
[9]	Northside Independent School District GO PUT	3.100%	8/1/2029	280	279
[9]	Northwest Independent School District GO	4.000%	2/15/2045	685	646
[9]	Pearland Independent School District GO	5.000%	2/15/2031	475	514
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2030	50	54
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2031	15	16
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2028	145	152
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2030	125	136
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	60	65
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	20	22
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	225	247
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	100	111
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	545	605
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	145	158
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2035	160	178
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2036	310	342
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2036	500	562
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	425	466
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	100	110
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	580	632
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	345	376
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	95	103
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	15	15
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2041	100	106
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2041	185	212
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2042	105	110
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2044	100	106
[9]	Plano Independent School District GO	5.000%	2/15/2027	180	182
[9]	Plano Independent School District GO	5.000%	2/15/2028	95	98
[9]	Plano Independent School District GO	5.000%	2/15/2030	785	840
[9]	Plano Independent School District GO	5.000%	2/15/2031	165	179
[9]	Plano Independent School District GO	5.000%	2/15/2032	145	159
[9]	Plano Independent School District GO	5.000%	2/15/2033	250	276
	Plano Independent School District GO	5.000%	2/15/2034	55	60
	Plano Independent School District GO	5.000%	2/15/2036	25	27
	Plano Independent School District GO	5.000%	2/15/2037	65	70
	Plano Independent School District GO	5.000%	2/15/2038	25	27
	Plano Independent School District GO	5.000%	2/15/2041	150	158
	Plano Independent School District GO	5.000%	2/15/2042	105	110
	Plano Independent School District GO	5.000%	2/15/2043	55	58
[9]	Round Rock Independent School District GO	5.000%	8/1/2030	55	58
[9]	Round Rock Independent School District GO	5.000%	8/1/2031	370	390
[9]	Round Rock Independent School District GO	4.000%	8/1/2032	60	61
[9]	Round Rock Independent School District GO	2.750%	8/1/2034	280	255
[9]	Round Rock Independent School District GO	4.000%	8/1/2044	150	144
[9]	Round Rock Independent School District GO	5.000%	8/1/2045	5	5
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	290	272
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	85	86
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	435	450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	720	744
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	155	155
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	160	160
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	235	256
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	10	10
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2034	180	180
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	270	284
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	250	276
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	60	63
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	890	988
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	70	73
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	200	223
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	20	22
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	15	16
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	565	613
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	25	27
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	320	342
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	90	95
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2042	110	117
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	5	5
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	100	107
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	10	10
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	5	5
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2044	30	32
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	100	103
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2046	330	347
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	1,515	1,502
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	475	472
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	380	374
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	495	486
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	470	457
[9]	San Antonio TX Independent School District GO	4.000%	2/15/2045	250	232
[9]	San Antonio TX Independent School District GO	2.250%	8/15/2046	470	311
	San Antonio Water System Water Revenue	5.000%	5/15/2034	50	50
	San Antonio Water System Water Revenue	5.000%	5/15/2037	5	6
	San Antonio Water System Water Revenue	5.000%	5/15/2038	495	541
	San Antonio Water System Water Revenue	4.000%	5/15/2040	225	208
	San Antonio Water System Water Revenue	5.000%	5/15/2046	365	377
	San Jacinto Community College District GO	4.000%	2/15/2041	290	275
	San Jacinto Community College District GO	5.000%	2/15/2044	90	92
	Smith County TX GO	5.000%	8/15/2043	130	136
[9]	Socorro Independent School District GO	5.000%	8/15/2043	350	352
[9]	Spring Branch Independent School District GO	5.000%	2/1/2027	200	202
[9]	Spring Branch Independent School District GO	5.000%	2/1/2028	640	661
[9]	Spring Branch Independent School District GO	5.000%	2/1/2029	390	411
	Tarrant County College District GO	5.000%	8/15/2040	110	116
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2030	90	96
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2031	10	11
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2033	225	249
	Texas A&M University College & University Revenue	5.000%	5/15/2028	50	51
	Texas A&M University College & University Revenue	5.000%	5/15/2041	35	37
	Texas A&M University College & University Revenue	5.000%	5/15/2042	350	373
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	300	301
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	110	122
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2033	775	866
[4]	Texas Department of Transportation State Highway Fund Highway Revenue	5.000%	4/1/2031	245	267
[4]	Texas Department of Transportation State Highway Fund Highway Revenue	5.000%	4/1/2032	175	193
	Texas GO	5.000%	10/1/2028	610	639
	Texas GO	5.000%	10/1/2029	275	282
	Texas GO	5.000%	10/1/2030	155	159
	Texas GO	5.000%	10/1/2030	590	637
	Texas GO	5.000%	10/1/2031	70	72
	Texas GO	5.000%	10/1/2031	145	148
	Texas GO	5.000%	10/1/2033	330	337
	Texas GO	5.000%	10/1/2034	150	168
	Texas GO	5.000%	10/1/2034	700	783
	Texas GO	5.000%	10/1/2036	505	563
	Texas GO	5.000%	8/1/2039	575	622
	Texas GO	5.000%	10/1/2039	500	545
	Texas GO	5.000%	10/1/2040	250	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.000%	10/1/2041	325	351
	Texas GO	5.000%	10/1/2042	235	253
	Texas GO	5.000%	10/1/2043	870	933
	Texas GO	5.000%	10/1/2044	1,020	1,088
	Texas GO PUT	2.800%	10/1/2030	1,000	985
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	125	131
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	65	68
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	250	259
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	675	652
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	545	520
[1]	Texas State Technical College & University Revenue	5.500%	8/1/2042	165	179
	Texas State University System College & University Revenue	5.000%	3/15/2027	245	249
	Texas State University System College & University Revenue	5.000%	3/15/2028	445	451
[4]	Texas State University System College & University Revenue	5.000%	3/15/2028	180	185
	Texas State University System College & University Revenue	5.000%	3/15/2028	1,000	1,038
	Texas State University System College & University Revenue	5.000%	3/15/2029	50	51
[4]	Texas State University System College & University Revenue	5.000%	3/15/2029	160	166
[4]	Texas State University System College & University Revenue	5.000%	3/15/2030	250	263
	Texas State University System College & University Revenue	5.000%	3/15/2031	40	41
	Texas State University System College & University Revenue	5.000%	3/15/2033	215	237
	Texas Transportation Commission GO	5.000%	4/1/2027	110	112
	Texas Transportation Commission GO	5.000%	4/1/2029	425	449
	Texas Transportation Commission GO	5.000%	4/1/2030	640	686
	Texas Transportation Commission GO	5.000%	4/1/2031	250	271
	Texas Transportation Commission GO	5.000%	4/1/2033	600	663
	Texas Transportation Commission GO	5.000%	4/1/2034	520	576
	Texas Transportation Commission GO	5.000%	4/1/2038	250	276
	Texas Transportation Commission GO	5.000%	4/1/2041	440	476
	Texas Transportation Commission GO	5.000%	4/1/2046	1,000	1,055
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2036	165	183
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2037	550	605
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2039	5	5
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2040	200	215
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2041	25	27
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2042	200	213
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2043	10	11
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2044	290	307
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2045	130	137
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	50	51
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	320	334
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	95	99
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	315	323
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	170	171
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	225	225
	Texas Water Development Board Water Revenue	3.000%	10/15/2033	345	328
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	475	478
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	110	111
	Texas Water Development Board Water Revenue	3.000%	10/15/2034	295	276
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	280	281
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	205	206
	Texas Water Development Board Water Revenue	5.000%	10/15/2034	85	95
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	400	367
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	200	200
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	250	250
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	480	476
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	70	70
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	60	60
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	80	79
	Texas Water Development Board Water Revenue	4.450%	10/15/2036	255	265
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	50	49
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	110	110
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	40	39
	Texas Water Development Board Water Revenue	5.000%	10/15/2037	115	125
	Texas Water Development Board Water Revenue	4.000%	4/15/2038	55	54
	Texas Water Development Board Water Revenue	4.000%	10/15/2038	5	5
	Texas Water Development Board Water Revenue	4.550%	10/15/2038	20	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	40	41
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	95	102
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	10	11
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	250	211
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	185	190
	Texas Water Development Board Water Revenue	5.000%	10/15/2039	60	65
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	1,000	1,028
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	330	330
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	275	295
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	65	70
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	300	282
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	320	309
	Texas Water Development Board Water Revenue	4.250%	10/15/2041	20	20
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	170	174
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	475	453
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	585	540
	Texas Water Development Board Water Revenue	4.750%	10/15/2042	80	82
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	635	593
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	250	235
	Texas Water Development Board Water Revenue	5.000%	10/15/2043	125	127
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	30	28
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	135	126
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	130	137
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	165	173
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	40	42
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	365	339
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	595	596
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2031	100	98
	University of Houston College & University Revenue	5.000%	2/15/2030	1,000	1,069
	University of Houston College & University Revenue	5.000%	2/15/2036	40	40
	University of Houston College & University Revenue	5.000%	2/15/2042	280	293
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2041	95	88
	Williamson County TX GO	5.000%	2/15/2030	255	272
	Williamson County TX GO	5.000%	2/15/2031	160	173
[9]	Wylie Independent School District GO	3.000%	8/15/2044	50	40
[3,9]	Wylie Independent School District GO, 4.125% coupon rate effective 8/15/2028	3.250%	8/15/2041	55	54
					160,415
Utah (0.8%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	210	222
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	35	38
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	25	27
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	500	545
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	50	50
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	205	220
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	85	90
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	185	198
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	60	63
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	490	522
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	85	90
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	70	74
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	500	523
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	105	111
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	450	469
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	225	236
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	30	31
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	120	126
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	110	114
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2043	115	122
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	165	171
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2044	155	164
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	685	709
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	205	216
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2046	780	802
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2038	10	11
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2039	175	187
	Utah GO	5.000%	7/1/2027	210	215
	Utah GO	5.000%	7/1/2028	190	198
	Utah GO	5.000%	7/1/2029	155	163
	Utah GO	5.000%	7/1/2030	15	16

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah GO	5.000%	7/1/2031	295	309
Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2037	5	5
Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	950	957
Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	160	173
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	180	190
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	295	320
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/2032	1,525	1,184
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2033	150	167
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2034	290	325
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	140	156
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	75	82
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	300	333
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	155	169
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	10	11
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	65	71
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	100	108
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	255	275
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	1,040	1,121
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2041	205	198
				12,877
Virginia (1.1%)
Fairfax County VA GO	5.000%	10/1/2028	500	525
Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/2026	155	155
Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2045	100	96
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	55	56
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	480	499
Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2033	200	222
Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2036	70	79
University of Virginia College & University Revenue	5.000%	4/1/2038	600	607
University of Virginia College & University Revenue	5.000%	4/1/2042	205	207
University of Virginia College & University Revenue	4.000%	4/1/2045	190	180
University of Virginia College & University Revenue	5.000%	4/1/2045	60	60
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	160	160
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	55	52
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	490	437
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2039	320	274
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	720	746
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	220	228
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	760	785
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	175	184
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	365	376
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	25	25
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,000	1,070
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	45	48
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	50	53
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	215	217
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	200	193
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	95	104
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	10	11
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2033	310	343
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	590	552
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	150	164
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	140	153
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2036	200	200
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	175	188
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2037	100	100
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	65	70
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2039	5	5
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	10	11
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	30	32
Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	40	40
Virginia College Building Authority Intergovernmental Agreement Revenue	5.000%	2/1/2035	100	111
Virginia College Building Authority Intergovernmental Agreement Revenue	4.000%	2/1/2041	525	510
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	300	304
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	55	60
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	55	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2039	35	38
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	25	24
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	10	10
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2044	200	189
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	120	122
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	55	50
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2038	170	149
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	95	81
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2041	15	12
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2029	45	46
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	45	46
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2031	425	436
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2032	5	5
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	265	267
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2036	25	25
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2029	115	122
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	165	181
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	135	148
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2033	60	62
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2033	55	61
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2034	180	185
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2036	365	371
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2037	1,120	1,134
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2030	125	134
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2031	65	71
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/2031	90	90
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	155	159
[4]	Virginia Commonwealth University College & University Revenue	5.000%	5/1/2036	400	450
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	100	100
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	380	389
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2031	15	16
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2032	50	54
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2033	695	753
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2034	225	230
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2035	125	127
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2036	225	228
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2037	35	35
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	15	16
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2038	5	5
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	145	149
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/2041	125	121
					17,443
Washington (4.4%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2041	20	20
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	115	116
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	200	210
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	290	314
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2031	120	131
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2032	185	202
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2034	230	249
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/2036	430	390
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	120	129
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	185	179
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	130	136
	Energy Northwest Nuclear Revenue	5.000%	7/1/2029	440	449
	Energy Northwest Nuclear Revenue	4.000%	7/1/2030	180	187
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	290	301
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	140	151
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	420	435
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	340	370

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/2031	500	545
Energy Northwest Nuclear Revenue	5.000%	7/1/2032	255	281
Energy Northwest Nuclear Revenue	5.000%	7/1/2032	180	186
Energy Northwest Nuclear Revenue	5.000%	7/1/2032	665	688
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	250	254
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	150	164
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	25	26
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	195	202
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	500	556
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	100	102
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	165	170
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	175	193
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	100	110
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	90	94
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	360	382
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	65	72
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	60	63
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	315	340
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	25	27
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	135	143
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	500	536
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	575	598
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	35	36
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	275	296
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	605	656
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	1,100	1,218
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	25	26
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	275	294
Energy Northwest Nuclear Revenue	5.000%	7/1/2040	65	68
Energy Northwest Nuclear Revenue	5.000%	7/1/2040	225	241
Energy Northwest Nuclear Revenue	5.000%	7/1/2041	385	404
Energy Northwest Nuclear Revenue	5.000%	7/1/2041	30	32
Energy Northwest Nuclear Revenue	4.000%	7/1/2042	1,505	1,469
Energy Northwest Nuclear Revenue	5.000%	7/1/2042	260	279
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	705	720
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	365	373
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	595	608
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	350	365
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	110	121
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	400	432
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	200	218
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2028	520	543
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2033	295	328
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	1,020	1,041
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2031	250	272
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2037	25	27
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2039	335	365
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2041	400	433
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2042	500	539
Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	130	134
Franklin County School District No. 1 Pasco GO	5.500%	12/1/2040	75	83
Franklin County School District No. 1 Pasco GO	4.250%	12/1/2042	120	119
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2034	100	112
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2036	230	236
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	205	216
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	285	308
King & Snohomish Counties School District No. 417 Northshore GO	4.000%	12/1/2040	550	539
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	405	436
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	185	198
King County Public Hospital District No. 2 GO	4.000%	12/1/2045	315	285
King County School District No. 210 Federal Way GO	3.000%	12/1/2039	20	17
King County School District No. 403 Renton GO	4.000%	12/1/2040	20	20
King County School District No. 411 Issaquah GO	3.000%	12/1/2030	125	125
King County School District No. 411 Issaquah GO	4.000%	12/1/2031	70	70
King County School District No. 411 Issaquah GO	4.000%	12/1/2031	645	671
King County School District No. 411 Issaquah GO	5.000%	12/1/2032	190	191
King County School District No. 414 Lake Washington GO	4.000%	12/1/2027	55	56
King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	250	257
King County School District No. 414 Lake Washington GO	4.000%	12/1/2029	15	16
King County WA GO	4.000%	1/1/2027	180	181

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
King County WA GO	5.000%	1/1/2030	770	824
King County WA GO	4.000%	7/1/2030	450	454
King County WA GO	5.000%	1/1/2032	110	120
King County WA Sewer Revenue	5.000%	1/1/2034	150	167
King County WA Sewer Revenue	5.000%	1/1/2037	25	28
King County WA Sewer Revenue	5.000%	7/1/2037	5	6
King County WA Sewer Revenue	4.000%	7/1/2038	90	90
King County WA Sewer Revenue	4.000%	7/1/2039	60	59
King County WA Sewer Revenue	4.000%	7/1/2041	500	486
King County WA Sewer Revenue	4.000%	7/1/2041	40	39
King County WA Sewer Revenue	4.000%	7/1/2045	100	96
Pierce County School District No. 10 Tacoma GO	4.000%	12/1/2041	1,000	968
Pierce County School District No. 320 Sumner GO	5.000%	12/1/2041	95	102
Pierce County School District No. 403 Bethel GO	5.000%	12/1/2043	30	32
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2030	40	43
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	50	54
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2031	50	54
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	15	14
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2044	120	111
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/2045	565	518
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2040	110	118
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	355	382
Spokane County School District No. 81 Spokane GO	5.000%	12/1/2036	550	573
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	285	288
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	100	101
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/2042	515	486
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2046	50	52
University of Washington College & University Revenue	5.000%	4/1/2037	5	6
University of Washington College & University Revenue	5.000%	7/1/2041	10	11
University of Washington College & University Revenue	4.000%	12/1/2041	50	48
University of Washington College & University Revenue	3.125%	7/1/2042	245	199
University of Washington College & University Revenue	3.250%	7/1/2043	85	69
Washington GO	5.000%	8/1/2026	635	635
Washington GO	5.000%	8/1/2026	655	655
Washington GO	4.000%	7/1/2027	715	724
Washington GO	4.000%	7/1/2027	15	15
Washington GO	5.000%	7/1/2027	330	337
Washington GO	5.000%	7/1/2027	350	357
Washington GO	5.000%	7/1/2027	500	511
Washington GO	5.000%	7/1/2027	340	347
Washington GO	5.000%	8/1/2027	380	389
Washington GO	4.000%	7/1/2028	295	302
Washington GO	5.000%	7/1/2028	205	214
Washington GO	5.000%	7/1/2028	200	209
Washington GO	5.000%	8/1/2028	180	184
Washington GO	5.000%	8/1/2028	440	450
Washington GO	5.000%	8/1/2028	525	549
Washington GO	5.000%	8/1/2028	1,380	1,443
Washington GO	5.000%	7/1/2029	200	212
Washington GO	5.000%	7/1/2029	780	829
Washington GO	5.000%	7/1/2029	50	53
Washington GO	5.000%	8/1/2029	70	74
Washington GO	5.000%	7/1/2030	410	442
Washington GO	5.000%	7/1/2030	140	151
Washington GO	5.000%	8/1/2030	175	179
Washington GO	5.000%	8/1/2030	380	388
Washington GO	5.000%	8/1/2030	40	43
Washington GO	5.000%	7/1/2031	105	115
Washington GO	5.000%	7/1/2031	185	202
Washington GO	5.000%	7/1/2031	170	185
Washington GO	5.000%	8/1/2031	15	15
Washington GO	5.000%	8/1/2031	75	82
Washington GO	5.000%	8/1/2031	355	388
Washington GO	5.000%	7/1/2032	200	221
Washington GO	5.000%	7/1/2032	735	811
Washington GO	5.000%	7/1/2032	400	441
Washington GO	5.000%	8/1/2032	100	102
Washington GO	5.000%	8/1/2032	275	281
Washington GO	5.000%	8/1/2032	40	44
Washington GO	5.000%	8/1/2032	60	66

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	7/1/2033	120	134
Washington GO	5.000%	7/1/2033	300	334
Washington GO	5.000%	8/1/2033	160	160
Washington GO	5.000%	8/1/2033	290	319
Washington GO	5.000%	8/1/2033	100	102
Washington GO	5.000%	8/1/2033	485	541
Washington GO	5.000%	2/1/2034	50	54
Washington GO	5.000%	8/1/2034	530	530
Washington GO	5.000%	8/1/2034	460	469
Washington GO	5.000%	8/1/2034	65	73
Washington GO	5.000%	8/1/2034	55	62
Washington GO	5.000%	2/1/2035	130	137
Washington GO	5.000%	8/1/2035	410	441
Washington GO	5.000%	8/1/2035	10	11
Washington GO	5.000%	8/1/2035	405	412
Washington GO	5.000%	8/1/2035	250	279
Washington GO	5.000%	2/1/2036	160	168
Washington GO	5.000%	2/1/2036	105	113
Washington GO	5.000%	7/1/2036	20	22
Washington GO	5.000%	8/1/2036	55	59
Washington GO	5.000%	8/1/2036	195	214
Washington GO	5.000%	8/1/2036	150	166
Washington GO	5.000%	8/1/2036	360	394
Washington GO	5.000%	8/1/2036	30	33
Washington GO	5.000%	8/1/2036	10	11
Washington GO	5.000%	2/1/2037	55	59
Washington GO	5.000%	2/1/2037	195	205
Washington GO	5.000%	2/1/2037	20	22
Washington GO	5.000%	7/1/2037	310	337
Washington GO	5.000%	8/1/2037	255	277
Washington GO	5.000%	8/1/2037	40	43
Washington GO	5.000%	8/1/2037	300	329
Washington GO	5.000%	8/1/2037	25	27
Washington GO	5.000%	8/1/2037	35	38
Washington GO	5.000%	8/1/2037	550	610
Washington GO	5.000%	8/1/2037	20	22
Washington GO	5.000%	2/1/2038	10	10
Washington GO	5.000%	2/1/2038	685	717
Washington GO	5.000%	2/1/2038	95	104
Washington GO	5.000%	2/1/2038	75	76
Washington GO	5.000%	6/1/2038	10	11
Washington GO	5.000%	7/1/2038	5	5
Washington GO	5.000%	8/1/2038	345	373
Washington GO	5.000%	8/1/2038	45	49
Washington GO	5.000%	8/1/2038	470	503
Washington GO	5.000%	8/1/2038	950	1,036
Washington GO	5.000%	8/1/2038	220	228
Washington GO	5.000%	8/1/2038	55	60
Washington GO	5.000%	8/1/2038	5	6
Washington GO	5.000%	8/1/2038	10	11
Washington GO	5.000%	2/1/2039	250	252
Washington GO	5.000%	2/1/2039	260	276
Washington GO	5.000%	2/1/2039	15	16
Washington GO	5.000%	2/1/2039	40	41
Washington GO	5.000%	2/1/2039	25	27
Washington GO	5.000%	2/1/2039	15	16
Washington GO	5.000%	2/1/2039	235	256
Washington GO	5.000%	2/1/2039	100	107
Washington GO	5.000%	2/1/2039	20	22
Washington GO	5.000%	6/1/2039	20	21
Washington GO	5.000%	8/1/2039	15	16
Washington GO	5.000%	8/1/2039	45	48
Washington GO	5.000%	8/1/2039	150	162
Washington GO	5.000%	8/1/2039	210	217
Washington GO	5.000%	8/1/2039	250	271
Washington GO	5.000%	8/1/2039	165	180
Washington GO	5.000%	8/1/2039	1,040	1,135
Washington GO	5.000%	2/1/2040	300	317
Washington GO	5.000%	2/1/2040	500	520
Washington GO	5.000%	2/1/2040	125	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	2/1/2040	25	25
	Washington GO	5.000%	2/1/2040	755	826
	Washington GO	5.000%	6/1/2040	20	21
	Washington GO	5.000%	8/1/2040	5	5
	Washington GO	5.000%	8/1/2040	295	313
	Washington GO	5.000%	8/1/2040	105	108
	Washington GO	5.000%	8/1/2040	10	11
	Washington GO	5.000%	2/1/2041	65	67
	Washington GO	5.000%	2/1/2041	50	53
	Washington GO	5.000%	2/1/2041	280	285
	Washington GO	5.000%	2/1/2041	5	5
	Washington GO	5.000%	8/1/2041	25	26
	Washington GO	5.000%	8/1/2041	5	5
	Washington GO	5.000%	8/1/2041	20	21
	Washington GO	5.000%	8/1/2041	40	42
	Washington GO	5.000%	8/1/2041	70	75
	Washington GO	5.000%	8/1/2041	500	544
	Washington GO	5.000%	2/1/2042	200	207
	Washington GO	5.000%	2/1/2042	350	352
	Washington GO	5.000%	2/1/2042	150	158
	Washington GO	5.000%	2/1/2042	235	244
	Washington GO	5.000%	2/1/2042	255	272
	Washington GO	5.000%	8/1/2042	20	21
	Washington GO	5.000%	8/1/2042	100	102
	Washington GO	5.000%	8/1/2042	130	137
	Washington GO	5.000%	8/1/2042	10	10
	Washington GO	5.000%	8/1/2042	45	48
	Washington GO	5.000%	8/1/2042	100	108
	Washington GO	5.000%	2/1/2043	40	41
	Washington GO	5.000%	2/1/2043	65	69
	Washington GO	5.000%	2/1/2043	750	807
	Washington GO	5.000%	8/1/2043	210	216
	Washington GO	5.000%	8/1/2043	200	207
	Washington GO	5.000%	8/1/2043	115	122
	Washington GO	5.000%	8/1/2043	125	131
	Washington GO	5.000%	8/1/2043	10	11
	Washington GO	5.000%	2/1/2044	60	62
	Washington GO	5.000%	2/1/2044	100	104
	Washington GO	5.000%	2/1/2044	20	21
	Washington GO	5.000%	2/1/2044	695	734
	Washington GO	5.000%	2/1/2044	65	66
	Washington GO	5.000%	2/1/2044	110	118
	Washington GO	5.000%	8/1/2044	145	150
	Washington GO	5.000%	8/1/2044	50	52
	Washington GO	5.000%	8/1/2044	365	382
	Washington GO	5.000%	8/1/2044	85	87
	Washington GO	5.000%	8/1/2044	85	90
	Washington GO	5.000%	8/1/2044	10	11
	Washington GO	5.000%	2/1/2045	100	103
	Washington GO	5.000%	2/1/2045	25	26
	Washington GO	5.000%	2/1/2045	20	21
	Washington GO	5.000%	2/1/2045	220	233
	Washington GO	5.000%	2/1/2045	10	10
	Washington GO	5.000%	8/1/2045	25	26
	Washington GO	5.000%	8/1/2045	15	16
	Washington GO	5.000%	8/1/2045	20	21
	Washington GO	5.000%	8/1/2045	90	93
	Washington GO	5.000%	2/1/2046	25	26
	Washington GO	5.000%	2/1/2046	5	5
	Washington GO	5.000%	8/1/2046	45	47
	Washington GO	5.000%	8/1/2046	20	21
	Washington GO	5.000%	8/1/2046	15	16
	Washington GO	5.000%	8/1/2046	130	137
	Whatcom County WA School District No. 501 Bellingham GO	5.000%	12/1/2039	120	128
					67,543
West Virginia (0.0%)
[1]	Marshall University College & University Revenue	3.000%	5/1/2046	50	38
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.250%	6/1/2045	150	158
	West Virginia GO	5.000%	12/1/2041	35	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia GO	4.000%	6/1/2043	20	19
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	115	117
					368
Wisconsin (1.1%)
	Franklin Public School District GO	4.000%	4/1/2045	225	215
	Green Bay Area Public School District GO	5.000%	4/1/2027	795	807
	Mount Pleasant WI Tax Allocation Tax Increment/Allocation Revenue	5.000%	4/1/2043	100	102
[1]	Racine Unified School District GO	4.000%	4/1/2045	525	494
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	430	437
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	580	590
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	160	163
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	200	78
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	100	102
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	165	175
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	125	135
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	160	176
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	160	177
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2037	900	1,010
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2033	560	623
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2034	775	867
	Wisconsin GO	5.000%	11/1/2026	1,370	1,378
	Wisconsin GO	5.000%	5/1/2027	135	137
	Wisconsin GO	5.000%	5/1/2027	330	336
	Wisconsin GO	5.000%	5/1/2027	50	51
	Wisconsin GO	5.000%	11/1/2027	140	142
	Wisconsin GO	5.000%	11/1/2027	340	346
	Wisconsin GO	5.000%	11/1/2027	160	163
	Wisconsin GO	5.000%	11/1/2028	235	239
	Wisconsin GO	5.000%	11/1/2028	50	51
	Wisconsin GO	5.000%	5/1/2030	115	124
	Wisconsin GO	5.000%	5/1/2030	695	747
[4]	Wisconsin GO	5.000%	5/1/2030	1,195	1,273
	Wisconsin GO	5.000%	5/1/2031	285	310
	Wisconsin GO	5.000%	5/1/2031	100	109
	Wisconsin GO	5.000%	5/1/2031	450	490
	Wisconsin GO	5.000%	5/1/2031	170	185
[4]	Wisconsin GO	5.000%	5/1/2031	590	637
	Wisconsin GO	5.000%	5/1/2032	20	22
	Wisconsin GO	5.000%	5/1/2032	230	253
[4]	Wisconsin GO	5.000%	5/1/2032	390	426
	Wisconsin GO	5.000%	5/1/2033	1,000	1,112
	Wisconsin GO	5.000%	5/1/2034	440	493
	Wisconsin GO	5.000%	5/1/2035	75	82
	Wisconsin GO	5.000%	5/1/2035	155	173
	Wisconsin GO	5.000%	5/1/2036	20	22
	Wisconsin GO	5.000%	5/1/2036	750	835
	Wisconsin GO	5.000%	5/1/2037	20	22
	Wisconsin GO	5.000%	5/1/2038	300	327
	Wisconsin GO	5.000%	5/1/2038	235	258
	Wisconsin GO	5.000%	5/1/2038	500	552
	Wisconsin GO	5.000%	5/1/2039	30	32
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2041	60	60
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	5	4
					17,542
Total Tax-Exempt Municipal Bonds (Cost $1,549,654)					1,536,181

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Investment Company (0.5%)
[10]	Vanguard Municipal Low Duration Fund (Cost $7,439)	2.621%	743,928	7,440
Total Investments (100.8%) (Cost $1,557,093)				1,543,621
Other Assets and Liabilities—Net (-0.8%)				(12,023)
Net Assets (100%)				1,531,598
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Step bond.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $1,061, representing 0.1% of net assets.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,536,181	—	1,536,181
Temporary Cash Investments	7,440	—	—	7,440
Total	7,440	1,536,181	—	1,543,621